UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07076

                           WILSHIRE MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-260-6639

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS



Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                             Value
------                                                             -----
COMMON STOCK -- 98.1%

Consumer Discretionary -- 10.7%
  8,600   Abercrombie & Fitch Co., Class A ..................  $    204,680
 18,700   Amazon.com, Inc. + ................................     1,373,328
 46,430   American Eagle Outfitters, Inc.....................       568,303
  7,100   AnnTaylor Stores Corp. + ..........................        36,920
 34,361   Apollo Group, Inc., Class A + .....................     2,691,497
  2,700   Barnes & Noble, Inc. ..............................        57,726
 11,500   Bed Bath & Beyond, Inc. + .........................       284,625
  6,489   Best Buy Co., Inc. ................................       246,323
  6,900   Big Lots, Inc. + ..................................       143,382
  3,900   Career Education Corp. + ..........................        93,444
 63,500   Coach, Inc. + .....................................     1,060,450
 61,240   DIRECTV Group, Inc. (The) + .......................     1,395,660
 21,245   Dollar Tree, Inc. + ...............................       946,465
 21,877   DreamWorks Animation SKG, Inc., Class A + .........       473,418
 25,000   Foot Locker, Inc. .................................       262,000
 21,400   GameStop Corp., Class A + .........................       599,628
 22,900   Gap, Inc. (The) ...................................       297,471
  3,400   Garmin, Ltd. ......................................        72,114
  6,800   International Game Technology .....................        62,696
  3,240   ITT Educational Services, Inc. + ..................       393,401
 14,510   Kohl's Corp. + ....................................       614,063
  8,700   Liberty Media Corp. - Entertainment, Ser A + ......       173,565
  2,600   Lowe's Cos., Inc. .................................        47,450
  5,000   Ltd. Brands, Inc. .................................        43,500
 48,768   McDonald's Corp. ..................................     2,661,270
  4,700   Morningstar, Inc. + ...............................       160,505
 16,760   NIKE, Inc., Class B ...............................       785,876
  3,600   Nordstrom, Inc. ...................................        60,300
 10,900   Omnicom Group, Inc. ...............................       255,060
  5,700   O'Reilly Automotive, Inc. + .......................       199,557
  3,500   PetSmart, Inc. ....................................        73,360
  8,700   RadioShack Corp. ..................................        74,559
  9,505   Ross Stores, Inc. .................................       341,039
    600   Sherwin-Williams Co. (The) ........................        31,182
  6,500   Starbucks Corp. + .................................        72,215
  1,517   Strayer Education, Inc. ...........................       272,863
  1,200   Tiffany & Co. .....................................        25,872
 44,876   TJX Cos., Inc. ....................................     1,150,621
  5,871    Urban Outfitters, Inc. + .........................        96,108
 10,765   Walt Disney Co. (The) .............................       195,492
 16,600   Williams-Sonoma, Inc. .............................       167,328
 25,135   Yum! Brands, Inc. .................................       690,710
                                                             --------------
                                                                 19,456,026
                                                             --------------
CONSUMER STAPLES -- 10.1%
 45,772   Altria Group, Inc. ................................       733,267
  6,000   Archer-Daniels-Midland Co. ........................       166,680
 35,273   Avon Products, Inc. ...............................       678,300
    750   Brown-Forman Corp., Class B .......................        29,122
 24,549   Coca-Cola Co. (The) ...............................     1,078,929
  7,450   Colgate-Palmolive Co. .............................       439,401
 13,900   Costco Wholesale Corp. ............................       643,848
137,700   CVS/Caremark Corp. ................................     3,785,373
 16,268   General Mills, Inc. ...............................       811,448
 18,400   Hansen Natural Corp. + ............................       662,400
  5,500   Herbalife, Ltd. ...................................        82,390
  1,500   Hormel Foods Corp. ................................        47,565
 11,830   Kroger Co. (The) ..................................       251,032
  4,074   Lorillard, Inc. ...................................       251,529
 19,600   Pepsi Bottling Group, Inc. ........................       433,944
 48,916   PepsiCo, Inc. .....................................     2,518,196
 45,282   Philip Morris International, Inc. .................     1,611,134



Shares                                                             Value
------                                                             -----
CONSUMER STAPLES -- 10.1% (CONTINUED)
 24,140   Procter & Gamble Co. ..............................  $  1,136,752
 19,631   Walgreen Co. ......................................       509,621
 46,397   Wal-Mart Stores, Inc. .............................     2,417,284
                                                             --------------
                                                                 18,288,215
                                                             --------------
ENERGY -- 7.5%
  7,400   Anadarko Petroleum Corp. ..........................       287,786
 18,463   Cameron International Corp. + .....................       404,894
  2,785   Chesapeake Energy Corp. ...........................        47,512
  1,623   Cimarex Energy Co. ................................        29,831
 12,100   Consol Energy, Inc. ...............................       305,404
  5,097   Continental Resources, Inc. + .....................       108,107
 44,552   Denbury Resources, Inc. + .........................       662,043
  5,440   EOG Resources, Inc. ...............................       297,894
 36,768   Exxon Mobil Corp. .................................     2,503,901
 30,250   Frontier Oil Corp. ................................       386,897
 43,071   Halliburton Co. ...................................       666,308
  9,017   Hess Corp. ........................................       488,721
 26,695   National Oilwell Varco, Inc. + ....................       766,414
  9,200   Noble Corp. .......................................       221,628
  2,174   Noble Energy, Inc. ................................       117,135
 31,664   Occidental Petroleum Corp. ........................     1,762,102
 10,320   Peabody Energy Corp. ..............................       258,413
    564   PetroHawk Energy Corp. + ..........................        10,846
 31,220   Petroleo Brasileiro SA ADR ........................       951,273
  1,147   Pioneer Natural Resources Co. .....................        18,891
  2,185   Plains Exploration & Production Co. + .............        37,648
  2,701   Range Resources Corp. .............................       111,173
 48,484   Schlumberger, Ltd. ................................     1,969,420
  1,400   Smith International, Inc. .........................        30,072
 10,100   Southern Union Co. ................................       153,722
  7,035   Transocean, Ltd. + ................................       413,939
  5,200   Walter Industries, Inc. ...........................       118,924
 26,800   Williams, Inc. ....................................       304,984
  9,074   XTO Energy, Inc. ..................................       277,846
                                                             --------------
                                                                 13,713,728
                                                             --------------
FINANCIALS -- 5.0%
 23,600   Aflac, Inc. .......................................       456,896
  4,642   Bank of Hawaii Corp. ..............................       153,093
  4,960   BlackRock, Inc., Class A ..........................       644,998
  5,400   Brown & Brown, Inc. ...............................       102,114
  2,700   Camden Property Trust. ............................        58,266
 84,335   Charles Schwab Corp. (The) ........................     1,307,193
  2,100   Cincinnati Financial Corp. ........................        48,027
  2,426   City National Corp. ...............................        81,926
  6,200   CME Group, Inc., Class A ..........................     1,527,618
  7,500   Endurance Specialty Holdings, Ltd. ................       187,050
  1,600   Federated Investors, Inc., Class B ................        35,616
 25,050   Goldman Sachs Group, Inc. (The) ...................     2,655,801
  3,600   Hospitality Properties Trust. .....................        43,200
  1,000   Investment Technology Group, Inc. + ...............        25,520
 23,100   Janus Capital Group, Inc. .........................       153,615
 10,700   JPMorgan Chase & Co. ..............................       284,406
  6,400   Macerich Co. (The). ...............................        40,064
  6,000   Mack-Cali Realty Corp.. ...........................       118,860
 13,600   NASDAQ OMX Group, Inc. + ..........................       266,288
  7,238   Rayonier, Inc.. ...................................       218,733
  2,300   StanCorp Financial Group, Inc. ....................        52,394
  6,541   TD Ameritrade Holding Corp. + .....................        90,331
  2,900   Torchmark Corp. ...................................        76,067
  2,800   Unitrin, Inc. .....................................        39,144
  9,700   Waddell & Reed Financial, Inc., Class A ...........       175,279
  3,400   Washington Federal, Inc. ..........................        45,186
 11,800   Whitney Holding Corp. .............................       135,110

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                             Value
------                                                             -----
FINANCIALS -- 5.0% (CONTINUED)
  2,197   Wilmington Trust Corp. ............................  $     21,289
                                                             --------------
                                                                  9,044,084
                                                             --------------
HEALTH CARE -- 17.3%
 48,972   Abbott Laboratories ...............................     2,335,964
  2,255   Alcon, Inc. .......................................       205,002
 43,700   Allergan, Inc. ....................................     2,087,112
 40,300   AmerisourceBergen Corp., Class A ..................     1,316,198
 24,952   Amgen, Inc. + .....................................     1,235,623
 27,500   athenahealth, Inc. + ..............................       663,025
 35,189   Baxter International, Inc. ........................     1,802,381
  5,368   Becton Dickinson and Co. ..........................       360,944
 11,491   Biogen Idec, Inc. + ...............................       602,358
 44,515   Bristol-Myers Squibb Co. ..........................       975,769
  4,640   C.R. Bard, Inc. ...................................       369,901
 15,300   Cardinal Health, Inc. .............................       481,644
 67,529   Celgene Corp. + ...................................     2,998,288
 10,600   Cephalon, Inc. + ..................................       721,860
  3,185   Cerner Corp. + ....................................       140,044
  9,998   DENTSPLY International, Inc. ......................       268,446
  1,338   Endo Pharmaceuticals Holdings, Inc. + .............        23,656
  5,400   Express Scripts, Inc., Class A + ..................       249,318
  9,753   Forest Laboratories, Inc. + .......................       214,176
  8,413   Gen-Probe, Inc. + .................................       383,465
  7,191   Genzyme Corp. + ...................................       427,073
100,171   Gilead Sciences, Inc. + ...........................     4,639,921
 13,814   Idexx Laboratories, Inc. + ........................       477,688
  8,908   Intuitive Surgical, Inc. + ........................       849,467
 19,823   Johnson & Johnson .................................     1,042,690
 16,257   Laboratory Corp. of America Holdings + ............       950,872
  4,901   Mednax, Inc. + ....................................       144,432
 21,074   Medtronic, Inc. ...................................       621,051
 14,857   Merck & Co., Inc. .................................       397,425
  4,113   Patterson Cos., Inc. + ............................        77,571
 30,304   Pfizer, Inc. ......................................       412,740
  5,533   Resmed, Inc. + ....................................       195,536
 11,955   Schering-Plough Corp. .............................       281,540
  2,536   St. Jude Medical, Inc. + ..........................        92,133
  5,000   Techne Corp. ......................................       273,550
 49,390   Teva Pharmaceutical Industries, Ltd. ADR ..........     2,225,020
 17,750   Thermo Fisher Scientific, Inc. + ..................       633,143
  1,208   Varian Medical Systems, Inc. + ....................        36,771
  1,500   Vertex Pharmaceuticals, Inc. + ....................        43,095
  1,215   Waters Corp. + ....................................        44,894
  5,642   Zimmer Holdings, Inc. + ...........................       205,933
                                                             --------------
                                                                 31,507,719
                                                             --------------
INDUSTRIALS -- 7.8%
  9,001   3M Co. ............................................       447,530
  1,000   Alexander & Baldwin, Inc. .........................        19,030
  9,000   AMETEK, Inc. ......................................       281,430
  6,550   Boeing Co. ........................................       233,049
  2,508   Brink's Co. (The) .................................        66,362
    633   Burlington Northern Santa Fe Corp. ................        38,075
  1,700   Carlisle Cos., Inc. ...............................        33,371
  1,896   CH Robinson Worldwide, Inc. .......................        86,477
  2,000   Con-way, Inc. .....................................        35,860
  7,770   Copart, Inc. + ....................................       230,458
  4,223   Corrections Corp of America + .....................        54,096
  5,000   Crane Co. .........................................        84,400
 27,695   Danaher Corp. .....................................     1,501,623
  7,100   Deere & Co. .......................................       233,377
  4,000   Emerson Electric Co. ..............................       114,320
 46,700   Expeditors International of Washington, Inc. ......     1,321,143
 25,500   Fastenal Co. ......................................       819,953


Shares                                                             Value
------                                                             -----
INDUSTRIALS -- 7.8% (CONTINUED)
    600   First Solar, Inc. + ...............................  $     79,620
  4,450   Flowserve Corp. ...................................       249,734
 12,700   Fluor Corp. .......................................       438,785
  1,479   FTI Consulting, Inc. + ............................        73,181
  5,800   General Dynamics Corp. ............................       241,222
  4,800   Graco, Inc. .......................................        81,936
  3,139   Hubbell, Inc., Class B ............................        84,627
  3,864   Illinois Tool Works, Inc. .........................       119,204
  4,781   ITT Corp. .........................................       183,925
 19,074   Jacobs Engineering Group, Inc. + ..................       737,401
 10,843   JB Hunt Transport Services, Inc. ..................       261,424
  5,566   Kansas City Southern + ............................        70,744
  7,408   L-3 Communications Holdings, Inc., Class 3 ........       502,262
  3,860    Precision Castparts Corp. ........................       231,214
 24,175   Quanta Services, Inc. + ...........................       518,554
 24,700   Robert Half International, Inc. ...................       440,401
  1,300   Ryder System, Inc. ................................        36,803
 18,915   Stericycle, Inc. + ................................       902,813
 28,200   SunPower Corp., Class A + .........................       670,596
    800   Timken Co. ........................................        11,168
 38,144   Union Pacific Corp. ...............................     1,568,100
 24,824   United Technologies Corp. .........................     1,066,936
    600   WW Grainger, Inc. .................................        42,108
                                                             --------------
                                                                 14,213,312
                                                             --------------
INFORMATION TECHNOLOGY -- 32.7%
 19,050   Accenture, Ltd., Class A ..........................       523,685
171,200   Activision Blizzard, Inc. + .......................     1,790,752
 19,653   Adobe Systems, Inc. + .............................       420,378
  1,700   Agilent Technologies, Inc. + ......................        26,129
 21,600   Akamai Technologies, Inc. + .......................       419,040
  1,000   Alliance Data Systems Corp. + .....................        36,950
 28,949   Altera Corp. ......................................       508,055
 14,895   Amphenol Corp., Class A ...........................       424,359
 20,210   ANSYS, Inc. + .....................................       507,271
 50,197   Apple, Inc. + .....................................     5,276,709
    700   Arrow Electronics, Inc. + .........................        13,342
 10,000   Autodesk, Inc. + ..................................       168,100
 18,070   Automatic Data Processing, Inc. ...................       635,341
    800   Avnet, Inc. + .....................................        14,008
  3,679   BMC Software, Inc. + ..............................       121,407
 13,717   Broadcom Corp., Class A + .........................       274,066
 10,100   Broadridge Financial Solutions, Inc. ..............       187,961
193,006   Cisco Systems, Inc. + .............................     3,236,711
118,100   Cognizant Technology Solutions Corp., Class A + ...     2,455,299
  8,600   Compuware Corp. + .................................        56,674
 18,520   Corning, Inc. .....................................       245,760
 14,390   Cree, Inc. + ......................................       338,597
 48,025   Dell, Inc. + ......................................       455,277
  1,877   Dolby Laboratories, Inc., Class A + ...............        64,025
 12,504   Electronic Arts, Inc. + ...........................       227,448
 49,500   EMC Corp. + .......................................       564,300
 10,961   FLIR Systems, Inc. + ..............................       224,481
  2,800   Genpact, Ltd. + ...................................        24,808
 14,657   Google, Inc., Class A + ...........................     5,101,516
 75,892   Hewlett-Packard Co. ...............................     2,433,098
  5,900   Ingram Micro, Inc., Class A + .....................        74,576
220,450   Intel Corp. .......................................     3,317,772
 52,523   International Business Machines Corp. .............     5,088,953
    653   Intuit, Inc. + ....................................        17,631
 74,691   Juniper Networks, Inc. + ..........................     1,124,846
  6,000   Lam Research Corp. + ..............................       136,620
  4,094   Lexmark International, Inc., Class A + ............        69,066
 12,830   Linear Technology Corp. ...........................       294,833

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                             Value
------                                                             -----

INFORMATION TECHNOLOGY -- 32.7% (CONTINUED)
 11,700   Marvell Technology Group, Ltd. + .................. $     107,172
 14,700   Mastercard, Inc., Class A .........................     2,461,956
 18,316   MEMC Electronic Materials, Inc. + .................       302,031
  9,176   Microchip Technology, Inc. ........................       194,439
309,034   Microsoft Corp. ...................................     5,676,955
 20,400   National Semiconductor Corp. ......................       209,508
 11,400   NCR Corp. + .......................................        90,630
 28,600   NetApp, Inc. + ....................................       424,424
293,600   Novell, Inc. + ....................................     1,250,736
  9,735   Nvidia Corp. + ....................................        95,987
166,657   Oracle Corp. ......................................     3,011,492
  2,800   Paychex, Inc. .....................................        71,876
137,524   QUALCOMM, Inc. ....................................     5,351,059
  7,495   Salesforce.com, Inc. + ............................       245,311
  9,725   Symantec Corp. + ..................................       145,291
  6,096   Synopsys, Inc. + ..................................       126,370
  4,600   Tech Data Corp. + .................................       100,188
 11,650   Teradata Corp. + ..................................       188,963
 31,401   Texas Instruments, Inc. ...........................       518,431
  3,300   Total System Services, Inc. .......................        45,573
  7,419   Trimble Navigation, Ltd. + ........................       113,362
  1,331   Varian Semiconductor Equipment
          Associates, Inc. + ................................        28,829
 10,730   Visa, Inc., Class A ...............................       596,588
  2,900   VMware, Inc., Class A + ...........................        68,498
  2,236   Western Digital Corp. + ...........................        43,244
 14,050   Western Union Co. (The) ...........................       176,608
 58,809   Yahoo!, Inc. + ....................................       753,343
  1,761   Zebra Technologies Corp., Class A + ...............        33,494
                                                             --------------
                                                                 59,332,202
                                                             --------------
MATERIALS -- 4.9%
  6,300   Air Products & Chemicals, Inc. ....................       354,375
  1,500   Airgas, Inc. ......................................        50,715
  8,100   Barrick Gold Corp. ................................       262,602
  3,080   BHP Billiton, Ltd. ADR ............................       137,368
  1,700   Carpenter Technology Corp. ........................        24,004
  7,815   Cia Vale do Rio Doce ADR, Class B .................       103,940
  8,850   Ecolab, Inc. ......................................       307,360
 12,385   Freeport-McMoRan Copper & Gold, Inc. ..............       471,992
 46,676   Monsanto Co. ......................................     3,878,776
  8,400   Mosaic Co. (The) ..................................       352,632
  6,400   Nalco Holding Co. .................................        83,648
  1,709   Newmont Mining Corp. ..............................        76,495
 15,460   Potash Corp of Saskatchewan, Inc. .................     1,249,323
 17,505   Praxair, Inc. .....................................     1,177,911
  4,184   Sigma-Aldrich Corp. ...............................       158,113
  7,500   Southern Copper Corp. .............................       130,650
  6,500   Titanium Metals Corp. .............................        35,555
  4,800   United States Steel Corp. .........................       101,424
                                                             --------------
                                                                  8,956,883
                                                             --------------
TELECOMMUNICATION SERVICES -- 0.8%
 36,200   AT&T, Inc. ........................................       912,240
  4,900   China Mobile, Ltd. ADR ............................       213,248
  7,805   Leap Wireless International, Inc. + ...............       272,160
  4,700   Windstream Corp. ..................................        37,882
                                                             --------------
                                                                  1,435,530
                                                             --------------
UTILITIES -- 1.3%
  4,700   AGL Resources, Inc. ...............................       124,691
  2,000   Alliant Energy Corp. ..............................        49,380
  9,000   Constellation Energy Group, Inc. ..................       185,940
  1,700   Duke Energy Corp. .................................        24,344
  6,203   Energen Corp. .....................................       180,694
    300   Entergy Corp. .....................................        20,427
  6,200   Equities CORP .....................................       194,246


Shares                                                             Value
------                                                             -----

UTILITIES -- 1.3% (CONTINUED)
 15,763   Exelon Corp. . ....................................  $    715,483
    485   FirstEnergy Corp. .................................        18,721
  6,025   FPL Group, Inc. ...................................       305,648
 12,800   Hawaiian Electric Industries, Inc. ................       175,872
  9,565   PPL Corp. .........................................       274,611
    870   Southern Co. ......................................        26,639
  1,500   TECO Energy, Inc. .................................        16,725
                                                             --------------
                                                                  2,313,421
                                                             --------------
Total Common Stock (Cost $203,590,286)                          178,261,120
                                                             --------------

INVESTMENT COMPANY -- 0.4%

FINANCIALS -- 0.4%
 20,600   iShares Russell 1000 + ............................       722,442
                                                             --------------
Total Investment Company (Cost $649,956)                            722,442
                                                             --------------

MONEY MARKET FUND -- 2.0%
3,715,230     PNC Institutional Money
              Market Trust, 0.05% (A) .......................     3,715,230
                                                             --------------

Total Money Market Fund
(Cost $3,715,230)                                                 3,715,230
                                                             --------------
Total Investments -- 100.5%
(Cost $207,955,472)++                                           182,698,792
Other Assets & Liabilities, Net -- (0.5)%                          (974,120)
                                                             --------------
NET ASSETS -- 100.0%                                         $  181,724,672
                                                             ==============

ADR -- American Depositary Receipt


 +  Non-income producing security.
(A) Rate shown is the 7-day effective yield as of March 31, 2009.


++ At March 31, 2009, the tax basis cost of the Portfolio's investments was $207,955,472, and the unrealized appreciation and depreciation were $14,259,669 and $(39,516,349), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Large Company Value Portfolio                                March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                              Value
------                                                              -----

COMMON STOCK -- 97.6%

CONSUMER DISCRETIONARY -- 12.7%
  1,400   Advance Auto Parts, Inc. ..........................    $   57,512
    600   Aeropostale, Inc. + ...............................        15,936
    800   Best Buy Co., Inc. ................................        30,368
  7,800   Career Education Corp. + ..........................       186,888
  3,500   Childrens Place Retail Stores, Inc. (The) + .......        76,615
  1,500   Darden Restaurants, Inc. ..........................        51,390
  3,900   DR Horton, Inc. ...................................        37,830
  2,500   Family Dollar Stores, Inc. ........................        83,425
 13,750   Home Depot, Inc. (The) ............................       323,950
 11,202   HSN, Inc. + .......................................        57,578
 20,500   J.C. Penney Co., Inc. .............................       411,435
    600   Kohl's Corp. + ....................................        25,392
 13,000   Magna International, Inc., Class A ................       347,750
 19,525   Mattel, Inc. ......................................       225,123
  1,400   McDonald's Corp. ..................................        76,398
 12,000   Omnicom Group, Inc. ...............................       280,800
    172   Quiksilver, Inc. + ................................           220
  4,340   Rent-A-Center, Inc., Class A + ....................        84,066
  2,000   Shaw Communications, Inc., Class B ................        30,300
  1,100   Snap-On, Inc. .....................................        27,610
     76   Sport Supply Group, Inc. ..........................           435
    100   Stoneridge, Inc. + ................................           211
  7,025   TJX Cos., Inc. ....................................       180,121
  3,447   Unifi, Inc. + .....................................         2,206
  1,300   VF Corp. ..........................................        74,243
  6,400   Whirlpool Corp. ...................................       189,376
                                                             --------------
                                                                  2,877,178
                                                             --------------
CONSUMER STAPLES -- 9.8%
 22,200   Altria Group, Inc. ................................       355,644
  1,127   American Italian Pasta Co., Class A + .............        39,231
  5,600   Archer-Daniels-Midland Co. ........................       155,568
 10,575   Avon Products, Inc. ...............................       203,357
  7,000   Central Garden and Pet Co., Class A + .............        52,640
  7,017   Central Garden and Pet Co. + ......................        53,399
    500   Clorox Co. ........................................        25,740
  3,000   Coca-Cola Enterprises, Inc. .......................        39,570
  2,600   CVS/Caremark Corp. ................................        71,474
  9,638   Del Monte Foods Co. ...............................        70,261
 10,575   Kraft Foods, Inc., Class A ........................       235,717
  1,200   Lorillard, Inc. ...................................        74,088
  1,041   Oil-Dri Corp of America ...........................        15,355
    272   Pantry, Inc. (The) + ..............................         4,790
  5,900   Procter & Gamble Co. ..............................       277,831
 22,075   Sara Lee Corp. ....................................       178,366
  6,900   Wal-Mart Stores, Inc. .............................       359,490
                                                             --------------
                                                                  2,212,521
                                                             --------------
ENERGY -- 11.4%
    900   Anadarko Petroleum Corp. ..........................        35,001
  3,075   Apache Corp. ......................................       197,077
 20,825   BJ Services Co. ...................................       207,209
  5,525   BP PLC ADR ........................................       221,552
  7,500   Chevron Corp. .....................................       504,300
  9,931   ConocoPhillips ....................................       388,898
  7,600   Exxon Mobil Corp. .................................       517,560
  1,100   Hess Corp. ........................................        59,620
    900   Marathon Oil Corp. ................................        23,661
  2,100   Noble Corp. .......................................        50,589
  1,300   Occidental Petroleum Corp. ........................        72,345
  1,600   Spectra Energy Corp. ..............................        22,624
  1,577   Sunoco, Inc. ......................................        41,759
  9,525   Valero Energy Corp. ...............................       170,498
  1,950   Walter Industries, Inc. ...........................        44,596



Shares                                                              Value
------                                                              -----

ENERGY -- 11.4% (CONTINUED)
    700   Whiting Petroleum Corp. + .........................  $     18,095
                                                             --------------
                                                                  2,575,384
                                                             --------------
FINANCIALS -- 21.3%
  1,900   Aflac, Inc. .......................................        36,784
 14,500   Allstate Corp. (The) ..............................       277,675
  2,000   AON Corp. .........................................        81,640
    500   Arch Capital Group, Ltd. + ........................        26,930
     18   AvalonBay Communities, Inc.++ .....................           847
 27,750   Bank of America Corp. .............................       189,255
    278   Bank of Hawaii Corp. ..............................         9,169
  1,500   Bank of New York Mellon Corp. (The) ...............        42,375
 13,500   Capital One Financial Corp. .......................       165,240
 82,150   Citigroup, Inc. ...................................       207,840
  8,575   Comerica, Inc. ....................................       157,008
 15,483   CVB Financial Corp. ...............................       102,652
  8,639   Fidelity National Financial, Inc., Class A ........       168,547
 12,700   Genworth Financial, Inc., Class A .................        24,130
    800   Goldman Sachs Group, Inc. (The) ...................        84,816
    200   Hartford Financial Services Group, Inc. ...........         1,570
  2,300   Health Care REIT, Inc.++ ..........................        70,357
  1,500   Home Bancshares, Inc. .............................        29,955
  5,900   Invesco, Ltd. .....................................        81,774
 13,875   JPMorgan Chase & Co. ..............................       368,797
  5,100   Knight Capital Group, Inc., Class A + .............        75,174
 12,150   MetLife, Inc. .....................................       276,655
 11,000   MGIC Investment Corp. .............................        15,620
 15,225   Morgan Stanley ....................................       346,673
  1,500   NASDAQ OMX Group, Inc. + ..........................        29,370
  5,500   Nelnet, Inc., Class A .............................        48,620
 16,900   New York Community Bancorp, Inc. ..................       188,773
    799   Newcastle Investment Corp.++ ......................           519
  1,000   Ocwen Financial Corp. + ...........................        11,430
    593   Pacific Continental Corp. .........................         6,903
  1,900   Pinnacle Financial Partners, Inc. + ...............        45,049
 21,300   PMI Group, Inc. ...................................        13,206
  5,004   PNC Financial Services Group, Inc. ................       146,567
  2,281   Principal Financial Group, Inc. ...................        18,659
  2,400   Protective Life Corp. .............................        12,600
    890   Republic Bancorp, Inc., Class A ...................        16,616
  9,500   State Street Corp. ................................       292,410
    100   Tompkins Financial Corp. ..........................         4,300
 16,993   Torchmark Corp. ...................................       445,726
  1,800   Travelers Cos., Inc. (The) ........................        73,152
  3,700   U.S. Bancorp ......................................        54,057
 23,850   UBS AG ............................................       224,906
  7,300   Unum Group ........................................        91,250
 18,100   Wells Fargo & Co. .................................       257,744
                                                             --------------
                                                                  4,823,340
                                                             --------------
HEALTH CARE -- 13.9%
   400    Abbott Laboratories ...............................        19,080
  2,800   Aetna, Inc. .......................................        68,124
  8,500   AmerisourceBergen Corp., Class A ..................       277,610
  3,000   Amgen, Inc. + .....................................       148,560
  6,100   Bristol-Myers Squibb Co. ..........................       133,712
  1,769   Cantel Medical Corp. + ............................        22,767
  6,625   Cardinal Health, Inc. .............................       208,555
  2,900   Cigna Corp. .......................................        51,011
  2,300   Community Health Systems, Inc. + ..................        35,282
 12,600   Continucare Corp. + ...............................        23,940
  1,900   Eli Lilly & Co. ...................................        63,479
     44   Emergent Biosolutions, Inc. + .....................           595
 11,875   Johnson & Johnson .................................       624,625
  2,800   Life Technologies Corp. + .........................        90,944
  1,300   Matrixx Initiatives, Inc. + .......................        21,320

Wilshire Mutual Funds
Large Company Value Portfolio                                March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                              Value
------                                                              -----

HEALTH CARE -- 13.9% (CONTINUED)
  5,175   Merck & Co., Inc. ................................. $     138,431
 33,900   Pfizer, Inc. ......................................       461,718
    971   RehabCare Group, Inc. + ...........................        16,934
  1,500   UnitedHealth Group, Inc. ..........................        31,395
 13,075   WellPoint, Inc. + .................................       496,458
  5,300   Wyeth .............................................       228,112
                                                             --------------
                                                                  3,162,652
                                                             --------------
INDUSTRIALS -- 7.9%
  3,939   Armstrong World Industries, Inc. + ................        43,368
  1,351   Baker (Michael) Corp. + ...........................        35,126
  8,825   Boeing Co. ........................................       313,994
     24   Chart Industries, Inc. + ..........................           189
    900   Cummins, Inc. .....................................        22,905
  4,500   Delta Air Lines, Inc. + ...........................        25,335
  4,300   General Dynamics Corp. ............................       178,837
 21,500   General Electric Co. ..............................       217,365
  3,275   L-3 Communications Holdings, Inc.,
          Class 3 ...........................................       222,045
     22   Layne Christensen Co. + ...........................           354
     59   McDermott International, Inc. + ...................           790
  1,200   Norfolk Southern Corp. ............................        40,500
 10,250   Northrop Grumman Corp. ............................       447,310
     90   PRG-Schultz International, Inc. + .................           256
    700   Raytheon Co. ......................................        27,258
  1,100   SPX Corp. .........................................        51,711
    544   Standard Register Co. (The) .......................         2,491
  2,561   Standex International Corp. .......................        23,561
  5,400   Timken Co. ........................................        75,384
  1,200   Tredegar Corp. ....................................        19,596
  1,775   Tyco International, Ltd. ..........................        34,719
                                                             --------------
                                                                  1,783,094
                                                             --------------
INFORMATION TECHNOLOGY -- 11.7%
  4,600   3Com Corp. + ......................................        14,214
  4,800   Adaptec, Inc. + ...................................        11,520
189,750   Alcatel-Lucent ADR ................................       352,935
  1,000   Automatic Data Processing, Inc. ...................        35,160
 14,975   CA, Inc. ..........................................       263,710
  2,300   Check Point Software Technologies + ...............        51,083
  3,100   Computer Sciences Corp. + .........................       114,204
 24,700   Dell, Inc. + ......................................       234,156
  5,200   EMC Corp. + .......................................        59,280
 49,290   Global Cash Access Holdings, Inc. + ...............       188,288
  5,200   infoGROUP, Inc. ...................................        21,632
  2,500   International Business Machines Corp. .............       242,225
    121   Lexmark International, Inc., Class A + ............         2,041
  4,100   Marvell Technology Group, Ltd. + ..................        37,556
    400   Mastercard, Inc., Class A .........................        66,992
 15,148   Microsoft Corp. ...................................       278,269
 68,925   Motorola, Inc. ....................................       291,553
 43,949   OpenTV Corp., Class A + ...........................        66,363
  3,000   SAIC, Inc. + ......................................        56,010
 21,075   Tyco Electronics, Ltd. ............................       232,668
  1,927   Unisys Corp. + ....................................         1,021
  2,300   Western Digital Corp. + ...........................        44,482
                                                             --------------
                                                                  2,665,362
                                                             --------------
MATERIALS -- 1.6%
  1,400   Celanese Corp., Ser A, Class A ....................        18,718
    800   CF Industries Holdings, Inc. ......................        56,904
    100   Eastman Chemical Co. ..............................         2,680
  2,400   Freeport-McMoRan Copper & Gold, Inc. ..............        91,464
  1,855   Scotts Miracle-Gro Co. (The), Class A .............        64,369
  2,200   Terra Industries, Inc. ............................        61,798
  3,000   United States Steel Corp. .........................        63,390
                                                             --------------
                                                                    359,323
                                                             --------------



Shares                                                              Value
------                                                              -----

TELECOMMUNICATION SERVICES -- 3.8%
 18,800   AT&T, Inc. ........................................  $    473,760
  6,300   Sprint Nextel Corp. + .............................        22,491
 12,500   Verizon Communications, Inc. ......................       377,500
                                                             --------------
                                                                    873,751
                                                             --------------
UTILITIES -- 3.5%
    100   Amerigas Partners, LP .............................         2,828
    968   CH Energy Group, Inc. .............................        45,399
    200   Consolidated Edison, Inc. .........................         7,922
  5,200   Dominion Resources, Inc. ..........................       161,148
    400   Exelon Corp. ......................................        18,156
  3,100   Northeast Utilities ...............................        66,929
  3,300   NRG Energy, Inc. + ................................        58,080
  1,400   PG&E Corp. ........................................        53,508
  6,650   Sempra Energy .....................................       307,496
  1,725   Wisconsin Energy Corp. ............................        71,018
                                                             --------------
                                                                    792,484
                                                             --------------
Total Common Stock (Cost $30,404,048)                            22,125,089
                                                             --------------

CASH EQUIVALENT -- 2.3%
512,236   PNC Institutional Money
          Market Trust, 0.05% (A) ...........................       512,236
                                                             --------------

Total Cash Equivalent
(Cost $512,236)                                                     512,236
                                                             --------------
Total Investments -- 99.9%
(Cost $30,916,284)++                                             22,637,325
Other Assets & Liabilities, Net -- 0.1%                              17,618
                                                             --------------
NET ASSETS -- 100.0%                                          $  22,654,943
                                                             ==============
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust


+   Non-income producing security.
(A) Rate shown is the 7-day effective yield as of March 31, 2009.


++ At March 31, 2009, the tax basis cost of the Portfolio's investments was $30,916,284, and the unrealized appreciation and depreciation were $1,295,089 and $(9,574,048), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Small Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)



Shares                                                             Value
------                                                             -----

COMMON STOCK -- 97.8%

CONSUMER DISCRETIONARY -- 16.6%
  7,620   99 Cents Only Stores + ............................   $    70,409
    175   Aaron Rents, Inc. .................................         4,665
  1,150   Aeropostale, Inc. + ...............................        30,544
  1,620   American Eagle Outfitters, Inc. ...................        19,829
    910   American Public Education, Inc. + .................        38,275
    700   Arbitron, Inc. ....................................        10,507
    150   Bally Technologies, Inc. + ........................         2,763
    175   Blue Nile, Inc. + .................................         5,276
    800   Buckle, Inc. (The) ................................        25,544
    500   Cabela's, Inc. + ..................................         4,555
    600   California Pizza Kitchen, Inc. + ..................         7,848
    863   Capella Education Co. + ...........................        45,739
  1,500   Cato Corp. (The), Class A .........................        27,420
    100   CEC Entertainment, Inc. + .........................         2,588
  1,700   Charlotte Russe Holding, Inc. + ...................        13,855
    300   Cheesecake Factory (The) + ........................         3,435
  3,210   Chico's FAS, Inc. + ...............................        17,238
    175   Chipotle Mexican Grill, Inc., Class A + ...........        11,617
    279   Chipotle Mexican Grill, Inc., Class B + ...........        15,989
  2,500   Christopher & Banks Corp. .........................        10,225
    875   Corinthian Colleges, Inc. + .......................        17,019
    430   DeVry, Inc. .......................................        20,717
    400   Dress Barn, Inc. + ................................         4,916
    300   Exide Technologies + ..............................           900
    200   Fred's, Inc., Class A .............................         2,256
    100   Genesco, Inc. + ...................................         1,883
  1,430   Global Sources, Ltd. + ............................         5,563
  1,555   Grand Canyon Education, Inc. + ....................        26,839
    400   Gymboree Corp. + ..................................         8,540
    500   hhgregg, Inc. + ...................................         7,075
    100   HOT Topic, Inc. + .................................         1,119
  1,300   J. Crew Group, Inc. + .............................        17,134
    500   Jo-Ann Stores, Inc. + .............................         8,170
    500   Marvel Entertainment, Inc. + ......................        13,275
    125   Matthews International Corp., Class A .............         3,601
    300   Men's Wearhouse, Inc. (The) .......................         4,542
  1,765   Monro Muffler, Inc. ...............................        48,237
  1,200   NutriSystem, Inc. .................................        17,124
    163   Overstock.com, Inc. + .............................         1,492
    789   Panera Bread Co., Class A + .......................        44,105
    411   Peet's Coffee & Tea, Inc. + .......................         8,886
    200   PetMed Express, Inc. + ............................         3,296
    325   Pre-Paid Legal Services, Inc. + ...................         9,435
    300   Red Robin Gourmet Burgers, Inc. + .................         5,289
  1,425   Sotheby's .........................................        12,825
     50   Spartan Motors, Inc. ..............................           201
    600   Stage Stores, Inc. ................................         6,048
    712   Stamps.com, Inc. + ................................         6,906
  1,080   Steven Madden, Ltd. + .............................        20,282
    261   Strayer Education, Inc. ...........................        46,946
    400   Systemax, Inc. + ..................................         5,168
  1,880   Texas Roadhouse, Inc., Class A + ..................        17,916
    400   Tupperware Brands Corp. ...........................         6,796
  1,569   Tween Brands, Inc. + ..............................         3,358
    175   Universal Electronics, Inc. + .....................         3,168
    127   Warnaco Group, Inc. (The) + .......................         3,048
  1,000   Wendy's/Arby's Group, Inc., Class A ...............         5,030
    275   Wonder Auto Technology, Inc. + ....................           985
                                                             --------------
                                                                    788,411
                                                             --------------
CONSUMER STAPLES -- 2.7%
    700   American Italian Pasta Co., Class A +                      24,367




Shares                                                             Value
------                                                             -----

CONSUMER STAPLES -- 2.7% (CONTINUED)
  1,100   American Oriental Bioengineering, Inc. + ..........      $  4,246
    100   Casey's General Stores, Inc. ......................         2,666
     75   Chattem, Inc. + ...................................         4,204
    600   Darling International, Inc. + .....................         2,226
    800   Flowers Foods, Inc. ...............................        18,784
     75   Green Mountain Coffee Roasters, Inc. + ............         3,600
    300   Pricesmart, Inc. ..................................         5,403
  1,730   TreeHouse Foods, Inc. + ...........................        49,807
    550   USANA Health Sciences, Inc. + .....................        12,298
                                                             --------------
                                                                    127,601
                                                             --------------
ENERGY -- 6.3%
    100   Approach Resources, Inc. + ........................           620
  1,585   Arena Resources, Inc. + ...........................        40,386
    125   Bill Barrett Corp. + ..............................         2,780
    375   Comstock Resources, Inc. + ........................        11,175
     75   Contango Oil & Gas Co. + ..........................         2,940
    565   Core Laboratories NV ..............................        41,335
  1,500   Delek US Holdings, Inc. ...........................        15,540
  4,825   Endeavour International Corp. + ...................         4,198
  2,207   EXCO Resources, Inc. + ............................        22,070
    125   FX Energy, Inc. + .................................           347
    800   General Maritime Corp. ............................         5,600
    175   GMX Resources, Inc. + .............................         1,137
  1,345   Goodrich Petroleum Corp. + ........................        26,039
  1,175   Gran Tierra Energy, Inc. + ........................         2,949
     50   Gulf Island Fabrication, Inc. .....................           401
    600   Gulfport Energy Corp. + ...........................         1,392
    250   Lufkin Industries, Inc. ...........................         9,470
    175   Matrix Service Co. + ..............................         1,439
  1,625   McMoRan Exploration Co. + .........................         7,637
    272   NATCO Group, Inc., Class A + ......................         5,149
    100   Natural Gas Services Group, Inc. + ................           900
  1,190   Oceaneering International, Inc. + .................        43,875
    300   Penn Virginia Corp. ...............................         3,294
    252   PetroHawk Energy Corp. + ..........................         4,846
    150   Petroleum Development Corp. + .....................         1,772
    425   Rosetta Resources, Inc. + .........................         2,104
    184   Smith International, Inc. .........................         3,952
    400   Superior Well Services, Inc. + ....................         2,052
    100   Teekay Tankers, Ltd., Class A .....................           951
  1,650   Vaalco Energy, Inc. + .............................         8,729
    800   World Fuel Services Corp. .........................        25,304
                                                             --------------
                                                                    300,383
                                                             --------------
FINANCIALS -- 8.7%
    150   Anworth Mortgage Asset Corp.. .....................           919
    300   BioMed Realty Trust, Inc.. ........................         2,031
  1,419   BOK Financial Corp. ...............................        49,026
    100   Chemical Financial Corp. ..........................         2,081
    500   Cohen & Steers, Inc. ..............................         5,580
    400   Columbia Banking System, Inc. .....................         2,560
  1,100   eHealth, Inc. + ...................................        17,611
    200   Encore Capital Group, Inc. + ......................           906
    300   Equity One, Inc.. .................................         3,657
  1,100   FCStone Group, Inc. + .............................         2,508
  1,050   Financial Federal Corp. ...........................        22,239
  1,000   First Financial Bancorp ...........................         9,530
  1,175   First Niagara Financial Group, Inc. ...............        12,808
  1,900   Forestar Group, Inc. + ............................        14,535
    300   Hancock Holding Co. ...............................         9,384
    200   Infinity Property & Casualty ......................         6,786
  1,600   Inland Real Estate Corp.. .........................        11,344
    200   Investment Technology Group, Inc. + ...............         5,104
    800   LaSalle Hotel Properties. .........................         4,672

Wilshire Mutual Funds
Small Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)



Shares                                                             Value
------                                                             -----

FINANCIALS -- 8.7% (CONTINUED)
  1,108   Lazard, Ltd., Class A, LP .........................   $    32,575
    250   Life Partners Holdings, Inc. ......................         4,265
    500   LTC Properties, Inc.. .............................         8,770
    100   Mid-America Apartment Communities, Inc.. ..........         3,083
    500   Nationwide Health Properties, Inc.. ...............        11,095
    225   optionsXpress Holdings, Inc. ......................         2,559
    200   Pennsylvania Real Estate Investment Trust. ........           710
    175   Penson Worldwide, Inc. + ..........................         1,125
    175   Pico Holdings, Inc. + .............................         5,262
    350   Prospect Capital Corp. ............................         2,982
    350   Senior Housing Properties Trust. ..................         4,907
  1,965   Signature Bank + ..................................        55,472
    475   Sterling Bancshares, Inc. .........................         3,106
  1,251   SVB Financial Group + .............................        25,033
    975   SWS Group, Inc. ...................................        15,142
  1,550   Texas Capital Bancshares, Inc. + ..................        17,453
    300   Tower Group, Inc. .................................         7,389
  2,519   Trustco Bank Corp. ................................        15,164
     75   U.S. Global Investors, Inc., Class A ..............           365
      9   United Community Banks, Inc. ......................            39
    250   Westamerica Bancorporation ........................        11,390
    200   World Acceptance Corp. + ..........................         3,420
                                                             --------------
                                                                    414,587
                                                             --------------
HEALTH CARE -- 24.2%
  1,425   Abaxis, Inc. + ....................................        24,567
    100   Acorda Therapeutics, Inc. + .......................         1,981
  1,650   Affymetrix, Inc. + ................................         5,395
    200   Air Methods Corp. + ...............................         3,382
    875   Albany Molecular Research, Inc. + .................         8,251
  1,050   Alexion Pharmaceuticals, Inc. + ...................        39,543
    250   Alexza Pharmaceuticals, Inc. + ....................           553
    125   Align Technology, Inc. + ..........................           991
     50   Alkermes, Inc. + ..................................           607
  1,675   Allos Therapeutics, Inc. + ........................        10,352
    392   Allscripts-Misys Healthcare Solutions, Inc. .......         4,034
    300   Alnylam Pharmaceuticals, Inc. + ...................         5,712
    125   AMAG Pharmaceuticals, Inc. + ......................         4,596
    524   Amedisys, Inc. + ..................................        14,405
    700   American Medical Systems Holdings,
          Inc. + ............................................         7,805
    225   Amsurg Corp., Class A + ...........................         3,566
    700   Angiodynamics, Inc. + .............................         7,868
    895   athenahealth, Inc. + ..............................        21,578
    700   Bio-Reference Labs, Inc. + ........................        14,637
    280   Bruker Corp. + ....................................         1,725
    125   Centene Corp. + ...................................         2,252
    625   Chemed Corp. ......................................        24,313
    600   Columbia Laboratories, Inc. + .....................           864
    425   Conmed Corp. + ....................................         6,124
    375   Corvel Corp. + ....................................         7,583
    650   CryoLife, Inc. + ..................................         3,367
  1,475   Cubist Pharmaceuticals, Inc. + ....................        24,131
    300   CV Therapeutics, Inc. + ...........................         5,964
  1,576   Cyberonics, Inc. + ................................        20,914
    350   Cynosure, Inc., Class A + .........................         2,131
  1,025   Cypress Bioscience, Inc. + ........................         7,288
    150   Dionex Corp. + ....................................         7,087
    742   Eclipsys Corp. + ..................................         7,524
  1,350   Enzo Biochem, Inc. + ..............................         5,427
    476   eResearchTechnology, Inc. + .......................         2,504
    220   Facet Biotech Corp. + .............................         2,090




Shares                                                             Value
------                                                             -----

HEALTH CARE -- 24.2% (CONTINUED)
  1,350   Genoptix, Inc. + ..................................   $    36,828
  1,290   Gen-Probe, Inc. + .................................        58,798
    425   Geron Corp. + .....................................         1,900
     50   GTx, Inc. + .......................................           529
    250   Haemonetics Corp. + ...............................        13,770
    300   Halozyme Therapeutics, Inc. + .....................         1,638
    400   Healthways, Inc. + ................................         3,508
  2,125   HMS Holdings Corp. + ..............................        69,913
    820   Hologic, Inc. + ...................................        10,734
    790   ICON PLC ADR + ....................................        12,759
    250   ICU Medical, Inc. + ...............................         8,030
  3,370   Immucor, Inc. + ...................................        84,756
    325   Immunomedics, Inc. + ..............................           312
    200   Inspire Pharmaceuticals, Inc. + ...................           812
    500   inVentiv Health, Inc. + ...........................         4,080
    129   Isis Pharmaceuticals, Inc. + ......................         1,936
    775   Kendle International, Inc. + ......................        16,244
    125   Landauer, Inc. ....................................         6,335
    950   LHC Group, Inc. + .................................        21,166
  1,500   Luminex Corp. + ...................................        27,180
  1,425   Martek Biosciences Corp. ..........................        26,006
  1,410   Masimo Corp. + ....................................        40,862
    900   Maxygen, Inc. + ...................................         6,120
    250   Medarex, Inc. + ...................................         1,283
  1,300   Medicines Co. (The) + .............................        14,092
  1,300   Medicis Pharmaceutical Corp., Class A .............        16,081
  1,650   Meridian Bioscience, Inc. .........................        29,898
  1,175   Merit Medical Systems, Inc. + .....................        14,347
    215   Molina Healthcare, Inc. + .........................         4,089
  1,000   Myriad Genetics, Inc. + ...........................        45,470
    350   Natus Medical, Inc. + .............................         2,978
  1,400   Nighthawk Radiology Holdings, Inc. + ..............         3,780
  2,050   Noven Pharmaceuticals, Inc. + .....................        19,434
  1,100   Obagi Medical Products, Inc. + ....................         5,918
     50   Odyssey HealthCare, Inc. + ........................           485
    551   Omnicell, Inc. + ..................................         4,309
    550   Onyx Pharmaceuticals, Inc. + ......................        15,702
  1,342   OSI Pharmaceuticals, Inc. + .......................        51,345
    825   Pain Therapeutics, Inc. + .........................         3,465
  1,364   Palomar Medical Technologies, Inc. + ..............         9,903
    450   Par Pharmaceutical Cos., Inc. + ...................         4,261
    300   Parexel International Corp. + .....................         2,919
  1,100   PDL BioPharma, Inc. ...............................         7,788
    501   Perrigo Co. .......................................        12,440
  1,195   Phase Forward, Inc. + .............................        15,284
     50   Progenics Pharmaceuticals, Inc. + .................           329
  1,525   Questcor Pharmaceuticals, Inc. + ..................         7,503
  1,350   Quidel Corp. + ....................................        12,447
    825   Regeneron Pharmaceuticals, Inc. + .................        11,434
    200   Salix Pharmaceuticals, Ltd. + .....................         1,900
    450   Savient Pharmaceuticals, Inc. + ...................         2,227
    250   SonoSite, Inc. + ..................................         4,470
    525   STERIS Corp. ......................................        12,222
    447   SXC Health Solutions Corp. + ......................         9,628
    175   Symmetry Medical, Inc. + ..........................         1,104
    250   United Therapeutics Corp. + .......................        16,523
    600   Varian, Inc. + ....................................        14,244
     50   Viropharma, Inc. + ................................           262
     75   West Pharmaceutical Services, Inc. ................         2,461
    475   Zoll Medical Corp. + ..............................         6,821
                                                             --------------
                                                                  1,154,173
                                                             --------------
INDUSTRIALS -- 13.2%
    130   AAR Corp. + .......................................         1,630

Wilshire Mutual Funds
Small Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)



Shares                                                             Value
------                                                             -----

INDUSTRIALS -- 13.2% (CONTINUED)
    525   Actuant Corp., Class A ............................   $     5,423
    675   Administaff, Inc. .................................        14,263
  1,700   Advanced Battery Technologies, Inc. + .............         3,638
    300   Advisory Board Co. (The) + ........................         4,974
  1,150   American Commercial Lines, Inc. + .................         3,645
    300   American Ecology Corp. ............................         4,182
    200   American Railcar Industries, Inc. .................         1,526
    100   American Science & Engineering, Inc. ..............         5,580
    500   Apogee Enterprises, Inc. ..........................         5,490
    200   Arkansas Best Corp. ...............................         3,804
    100   Astec Industries, Inc. + ..........................         2,623
     75   Axsys Technologies, Inc. + ........................         3,153
    175   Badger Meter, Inc. ................................         5,056
    725   Brady Corp., Class A ..............................        12,782
  1,214   Briggs & Stratton Corp. ...........................        20,031
    100   CDI Corp. .........................................           972
    175   Ceradyne, Inc. + ..................................         3,173
    100   China Fire & Security Group, Inc. + ...............           786
    675   Clean Harbors, Inc. + .............................        32,400
    175   Columbus McKinnon Corp. + .........................         1,526
     50   Comfort Systems USA, Inc. .........................           518
    840   Copart, Inc. + ....................................        24,914
  1,130   Cornell, Inc. + ...................................        18,498
  1,310   Corrections Corp of America + .....................        16,781
     75   CRA International, Inc. + .........................         1,416
     50   Cubic Corp. .......................................         1,267
    750   Dycom Industries, Inc. + ..........................         4,342
    150   Eagle Bulk Shipping, Inc. .........................           638
     25   Energy Conversion Devices, Inc. + .................           332
    700   EnergySolutions, Inc. .............................         6,055
    229   EnerNOC, Inc. + ...................................         3,330
    157   Equifax, Inc. .....................................         3,839
      8   ESCO Technologies, Inc. + .........................           309
    397   Flow International Corp. + ........................           643
    300   Forward Air Corp. .................................         4,869
    675   FTI Consulting, Inc. + ............................        33,399
    125   Genco Shipping & Trading, Ltd. ....................         1,543
  1,218   GenCorp, Inc. + ...................................         2,582
  1,425   Geo Group, Inc. (The) + ...........................        18,881
    525   GrafTech International, Ltd. + ....................         3,234
    434   Graham Corp. ......................................         3,893
    400   Houston Wire & Cable Co. ..........................         3,100
    889   Huron Consulting Group, Inc. + ....................        37,720
    545   II-VI, Inc. + .....................................         9,363
    489   Kaman Corp. .......................................         6,132
    175   Knight Transportation, Inc. .......................         2,653
    200   Layne Christensen Co. + ...........................         3,214
    100   Lindsay Corp. .....................................         2,700
    701   Lydall, Inc. + ....................................         2,082
    533   Marten Transport, Ltd. + ..........................         9,956
    153   Middleby Corp. + ..................................         4,962
  1,050   Mine Safety Appliances Co. ........................        21,021
     50   Navigant Consulting, Inc. + .......................           654
    175   Nordson Corp. .....................................         4,975
    700   Old Dominion Freight Line, Inc. + .................        16,443
    175   Resources Connection, Inc. + ......................         2,639
    540   Ritchie Bros. Auctioneers, Inc. ...................        10,039
    125   Robbins & Myers, Inc. .............................         1,896
  1,341   Rollins, Inc. .....................................        22,998
  1,100   Standard Register Co. (The) .......................         5,038
    175   Sun Hydraulics Corp. ..............................         2,557
    250   Taser International, Inc. + .......................         1,170
    350   Teledyne Technologies, Inc. + .....................         9,338
     43   Tetra Tech, Inc. + ................................           876




Shares                                                             Value
------                                                             -----

INDUSTRIALS -- 13.2% (CONTINUED)
    426   Titan International, Inc. .........................  $      2,143
    800   Titan Machinery, Inc. + ...........................         7,192
     50   TransDigm Group, Inc. + ...........................         1,642
    875   Tredegar Corp. ....................................        14,289
    600   Triumph Group, Inc. ...............................        22,920
    580   TrueBlue, Inc. + ..................................         4,785
  2,473   Wabtec Corp. ......................................        65,238
    600   Watson Wyatt Worldwide, Inc., Class A .............        29,622
    600   Werner Enterprises, Inc. ..........................         9,072
                                                             --------------
                                                                    626,369
                                                             --------------
INFORMATION TECHNOLOGY -- 22.7%
     50   ACI Worldwide, Inc. + .............................           938
    825   Actuate Corp. + ...................................         2,525
  1,004   Advanced Analogic Technologies, Inc. + ............         3,614
    200   Anixter International, Inc. + .....................         6,336
    175   ANSYS, Inc. + .....................................         4,393
  3,830   Ariba, Inc. + .....................................        33,436
  2,494   Art Technology Group, Inc. + ......................         6,360
    600   ATMI, Inc. + ......................................         9,258
     50   Avocent Corp. + ...................................           607
    225   Bankrate, Inc. + ..................................         5,614
    650   Blue Coat Systems, Inc. + .........................         7,806
    320   Cabot Microelectronics Corp. + ....................         7,690
    675   CACI International, Inc., Class A + ...............        24,631
    550   Cirrus Logic, Inc. + ..............................         2,068
     30   Cogent, Inc. + ....................................           357
    350   Cognex Corp. ......................................         4,673
    950   Cogo Group, Inc. + ................................         6,346
    200   Commvault Systems, Inc. + .........................         2,194
    600   comScore, Inc. + ..................................         7,254
    556   CSG Systems International, Inc. + .................         7,940
    453   CTS Corp. .........................................         1,635
  1,482   Cybersource Corp. + ...............................        21,948
    625   Cymer, Inc. + .....................................        13,913
  1,275   Daktronics, Inc. ..................................         8,351
    815   Digital River, Inc. + .............................        24,303
    100   Double-Take Software, Inc. + ......................           676
    525   Earthlink, Inc. + .................................         3,449
    475   Emulex Corp. + ....................................         2,389
    920   Equinix, Inc. + ...................................        51,658
     63   Factset Research Systems, Inc. ....................         3,149
     50   FARO Technologies, Inc. + .........................           672
    300   FEI Co. + .........................................         4,629
  2,001   FLIR Systems, Inc. + ..............................        40,980
     50   GSI Commerce, Inc. + ..............................           655
    100   Harmonic, Inc. + ..................................           650
    175   Hittite Microwave Corp. + .........................         5,460
    400   i2 Technologies, Inc. + ...........................         3,160
  1,300   Infinera Corp. + ..................................         9,620
  1,375   Informatica Corp. + ...............................        18,233
    992   Integral Systems, Inc. + ..........................         8,531
    272   InterDigital, Inc. + ..............................         7,023
  1,200   Intermec, Inc. + ..................................        12,480
    125   IPG Photonics Corp. + .............................         1,053
    675   j2 Global Communications, Inc. + ..................        14,776
    100   Jack Henry & Associates, Inc. .....................         1,632
     50   Knot, Inc. (The) + ................................           410
    100   Littelfuse, Inc. + ................................         1,099
    650   LoopNet, Inc. + ...................................         3,952
  2,010   Macrovision Solutions Corp. + .....................        35,758
    650   Manhattan Associates, Inc. + ......................        11,258
    733   Mantech International Corp., Class A + ............        30,713
  1,700   Methode Electronics, Inc. .........................         6,086

Wilshire Mutual Funds
Small Company Growth Portfolio                               March 31, 2009
Schedule of Investments                                         (UNAUDITED)



Shares                                                             Value
------                                                             -----

INFORMATION TECHNOLOGY -- 22.7% (CONTINUED)
  1,000   Micrel, Inc. ......................................    $    7,040
  1,900   Microsemi Corp. + .................................        22,040
    475   MicroStrategy, Inc., Class A + ....................        16,240
    750   MIPS Technologies, Inc., Class A + ................         2,198
    100   ModusLink Global Solutions, Inc. + ................           259
  2,420   Monolithic Power Systems, Inc. + ..................        37,510
    238   Multi-Fineline Electronix, Inc. + .................         4,008
    820   NCI, Inc., Class A + ..............................        21,320
    428   Netgear, Inc. + ...................................         5,157
  2,232   Netlogic Microsystems, Inc. + .....................        61,335
     50   Netscout Systems, Inc. + ..........................           358
    100   Neutral Tandem, Inc. + ............................         2,461
    910   Nice Systems, Ltd. ADR + ..........................        22,623
  1,400   Novatel Wireless, Inc. + ..........................         7,868
    288   Omniture, Inc. + ..................................         3,799
     36   Omnivision Technologies, Inc. + ...................           242
     50   Perficient, Inc. + ................................           270
    488   Perot Systems Corp., Class A + ....................         6,285
  1,220   Phoenix Technologies, Ltd. + ......................         1,976
    175   Plexus Corp. + ....................................         2,419
    925   Presstek, Inc. + ..................................         1,915
    385   Progress Software Corp. + .........................         6,684
    920   Quality Systems, Inc. .............................        41,630
  3,220   Rackspace Hosting, Inc. + .........................        24,118
    805   RightNow Technologies, Inc. + .....................         6,094
     50   Riverbed Technology, Inc. + .......................           654
    100   Rofin-Sinar Technologies, Inc. + ..................         1,612
    350   Rogers Corp. + ....................................         6,608
    400   Scansource, Inc. + ................................         7,432
    300   Sigma Designs, Inc. + .............................         3,732
  2,938   Skyworks Solutions, Inc. + ........................        23,680
  1,980   Solera Holdings, Inc. + ...........................        49,064
    350   SPSS, Inc. + ......................................         9,950
    225   Standard Microsystems Corp. + .....................         4,185
    175   Starent Networks Corp. + ..........................         2,767
    925   Sybase, Inc. + ....................................        28,018
    946   Synaptics, Inc. + .................................        25,315
    200   Synchronoss Technologies, Inc. + ..................         2,452
    225   Syntel, Inc. ......................................         4,631
  2,400   Take-Two Interactive Software, Inc. ...............        20,040
    500   Taleo Corp., Class A + ............................         5,910
     16   Tekelec + .........................................           212
    400   TeleCommunication Systems, Inc., Class A + ........         3,668
  1,625   TeleTech Holdings, Inc. + .........................        17,696
    650   Tessera Technologies, Inc. + ......................         8,690
    650   Tyler Technologies, Inc. + ........................         9,509
     50   Ultratech, Inc. + .................................           624
    250   United Online, Inc. ...............................         1,115
    710   VASCO Data Security International,
          Inc. + ............................................         4,097
     50   Vignette Corp. + ..................................           334
    605   VistaPrint, Ltd. + ................................        16,631
  1,288   Vocus, Inc. + .....................................        17,117
    747   Volterra Semiconductor Corp. + ....................         6,305
                                                             --------------
                                                                  1,082,238
                                                             --------------
MATERIALS -- 1.2%
    200   AM Castle & Co. ...................................         1,784
     50   American Vanguard Corp. ...........................           645
    325   Arch Chemicals, Inc. ..............................         6,162
    100   Balchem Corp. .....................................         2,513
    300   Calgon Carbon Corp. + .............................         4,251
    250   Compass Minerals International, Inc. ..............        14,092




Shares                                                             Value
------                                                             -----

MATERIALS -- 1.2% (CONTINUED)
    203   Flotek Industries, Inc. + .........................  $        319
    650   HB Fuller Co. .....................................         8,450
    800   Myers Industries, Inc. ............................         4,912
    300   Schulman A, Inc. ..................................         4,065
    400   Sensient Technologies Corp. .......................         9,400
                                                             --------------
                                                                     56,593
                                                             --------------
TELECOMMUNICATION SERVICES -- 1.7%
    425   Cbeyond, Inc. + ...................................         8,003
  1,451   Cincinnati Bell, Inc. + ...........................         3,337
    100   General Communication, Inc., Class A + ............           668
  2,910   Syniverse Holdings, Inc. + ........................        45,862
  2,586   tw telecom, Inc., Class A + .......................        22,627
                                                             --------------
                                                                     80,497
                                                             --------------
UTILITIES -- 0.5%
    550   Allete, Inc. ......................................        14,680
    163   Black Hills Corp. .................................         2,916
     18   ITC Holdings Corp. ................................           785
     25   Ormat Technologies, Inc. ..........................           686
    100   South Jersey Industries, Inc. .....................         3,500
                                                             --------------
                                                                     22,567
                                                             --------------
Total Common Stock (Cost $5,567,535)                              4,653,419
                                                             --------------

PREFERRED STOCK -- 0.1%

HEALTH CARE -- 0.1%
     28   Inverness Medical Innovations, Inc. ...............         4,681
                                                             --------------

Total Preferred Stock (Cost $3,870)                                   4,681
                                                             --------------

CASH EQUIVALENT -- 2.1%
97,593    PNC Institutional Money
          Market Trust, 0.05% (A)                                    97,593
                                                             --------------

 Total Cash Equivalent
 (Cost $97,593)                                                      97,593
                                                             --------------
Total Investments -- 100.0%
 (Cost $5,668,998)++                                              4,755,693
 Other Assets & Liabilities, Net -- -%                                  430
                                                             --------------
 NET ASSETS -- 100.0%                                         $   4,756,123
                                                             ==============

ADR -- American Depositary Receipt


 +  Non-income producing security.
(A) Rate shown is the 7-day effective yield as of March 31, 2009.

++ At March 31, 2009, the tax basis cost of the Portfolio's investments was $5,668,998, and the unrealized appreciation and depreciation were $445,643 and $(1,358,948), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Small Company Value Portfolio                            March 31, 2009
Schedule of Investments                                     (UNAUDITED)


Shares                                                            Value
------                                                            -----

COMMON STOCK -- 98.1%

CONSUMER DISCRETIONARY -- 9.7%
    200   Aaron Rents, Inc. ...............................  $    5,332
  1,400   Blockbuster, Inc., Class A + ....................       1,008
    300   Blue Nile, Inc. + ...............................       9,045
  2,350   Bob Evans Farms, Inc. ...........................      52,687
    300   Buckle, Inc. (The) ..............................       9,579
  1,600   Build-A-Bear Workshop, Inc., Class A + ..........       9,712
    700   Cabela's, Inc. + ................................       6,377
  2,500   Cache, Inc. + ...................................       7,200
    400   California Pizza Kitchen, Inc. + ................       5,232
  1,100   Casual Male Retail Group, Inc. + ................         539
  5,600   Cato Corp. (The), Class A .......................     102,368
  3,400   Charlotte Russe Holding, Inc. + .................      27,710
    300   Childrens Place Retail Stores, Inc. (The) + .....       6,567
  4,600   Christopher & Banks Corp. .......................      18,814
    300   Collective Brands, Inc. + .......................       2,922
    100   Cooper Tire & Rubber Co. ........................         404
    100   DeVry, Inc. .....................................       4,818
  1,600   Dress Barn, Inc. + ..............................      19,664
    500   Finish Line (The), Class A ......................       3,310
    800   Fred's, Inc., Class A ...........................       9,024
    700   Genesco, Inc. + .................................      13,181
  8,000   Golfsmith International Holdings, Inc. + ........       7,920
  2,100   Gray Television, Inc. ...........................         672
  4,050   Hooker Furniture Corp. ..........................      34,182
  2,400   HOT Topic, Inc. + ...............................      26,856
    250   Interactive Data Corp. ..........................       6,215
  1,300   J. Crew Group, Inc. + ...........................      17,134
  1,900   Jackson Hewitt Tax Service, Inc. ................       9,918
    200   Jakks Pacific, Inc. + ...........................       2,470
  1,600   Jo-Ann Stores, Inc. + ...........................      26,144
    400   Maidenform Brands, Inc. + .......................       3,664
    700   Marvel Entertainment, Inc. + ....................      18,585
  1,200   Men's Wearhouse, Inc. (The) .....................      18,168
    200   Morningstar, Inc. + .............................       6,830
  1,500   New York & Co., Inc. + ..........................       5,325
    500   NutriSystem, Inc. ...............................       7,135
    405   Peet's Coffee & Tea, Inc. + .....................       8,756
    700   PetMed Express, Inc. + ..........................      11,536
    400   Regis Corp. .....................................       5,780
    900   Rent-A-Center, Inc., Class A + ..................      17,433
    600   Sotheby's .......................................       5,400
  2,200   Stage Stores, Inc. ..............................      22,176
  1,541   Stamps.com, Inc. + ..............................      14,948
  1,600   Systemax, Inc. + ................................      20,672
  2,200   Tuesday Morning Corp. + .........................       2,794
  4,000   Tween Brands, Inc. + ............................       8,560
    700   Unifirst Corp. ..................................      19,488
  2,000   Wendy's/Arby's Group, Inc., Class A .............      10,060
    100   Wolverine World Wide, Inc. ......................       1,558
                                                           ------------
                                                                655,872
                                                           ------------
CONSUMER STAPLES -- 3.4%
  3,100   Casey's General Stores, Inc. ....................      82,646
    100   Chattem, Inc. + .................................       5,605
  5,900   Elizabeth Arden, Inc. + .........................      34,397
  1,500   Flowers Foods, Inc. .............................      35,220
    300   Pantry, Inc. (The) + ............................       5,283
  1,500   Prestige Brands Holdings, Inc. + ................       7,770
    700   Ralcorp Holdings, Inc. + ........................      37,716
    200   Ruddick Corp. ...................................       4,490
    100   USANA Health Sciences, Inc. + ...................       2,236
    650   WD-40 Co. .......................................      15,691
                                                           ------------
                                                                231,054
                                                           ------------


Shares                                                            Value
------                                                            -----

ENERGY -- 4.4%
  6,475   Approach Resources, Inc. + ......................  $   40,145
    662   Basic Energy Services, Inc. + ...................       4,283
  2,200   Bill Barrett Corp. + ............................      48,928
    700   Bristow Group, Inc. + ...........................      15,001
  4,200   Delek US Holdings, Inc. .........................      43,512
  2,500   Denbury Resources, Inc. + .......................      37,150
    100   EXCO Resources, Inc. + ..........................       1,000
    100   General Maritime Corp. ..........................         700
    190   McMoRan Exploration Co. + .......................         893
    400   Nordic American Tanker Shipping .................      11,720
  4,500   Petroquest Energy, Inc. + .......................      10,800
    600   Rosetta Resources, Inc. + .......................       2,970
  2,400   St. Mary Land & Exploration Co. .................      31,752
  1,039   Vaalco Energy, Inc. + ...........................       5,496
  1,500   World Fuel Services Corp. .......................      47,445
                                                           ------------
                                                                301,795
                                                           ------------
FINANCIALS -- 34.6%
    800   American Equity Investment Life Holding Co. .....       3,328
  3,981   Anworth Mortgage Asset Corp.. ...................      24,404
  3,200   Aspen Insurance Holdings, Ltd. ..................      71,872
  2,500   Assurant, Inc. ..................................      54,450
  2,900   Bank Mutual Corp. ...............................      26,274
    200   Bank of the Ozarks, Inc. ........................       4,616
  2,900   BioMed Realty Trust, Inc.. ......................      19,633
    800   Brookline Bancorp, Inc. .........................       7,600
  1,300   Calamos Asset Management, Inc., Class A .........       6,253
  2,300   CapLease, Inc.. .................................       4,531
    500   Cathay General Bancorp ..........................       5,215
  1,600   Cedar Shopping Centers, Inc.. ...................       2,784
  1,600   Chemical Financial Corp. ........................      33,296
    800   Citizens, Inc. + ................................       5,816
    400   Cohen & Steers, Inc. ............................       4,464
    300   Colonial Properties Trust. ......................       1,143
  2,900   Columbia Banking System, Inc. ...................      18,560
  1,000   Community Bank System, Inc. .....................      16,750
    300   CompuCredit Corp. + .............................         735
  2,100   Delphi Financial Group, Inc., Class A ...........      28,266
    100   East West Bancorp, Inc. .........................         457
  1,400   Education Realty Trust, Inc.. ...................       4,886
  2,200   eHealth, Inc. + .................................      35,222
    225   Enterprise Financial Services Corp. .............       2,196
    900   Entertainment Properties Trust. .................      14,184
  4,757   Equity One, Inc.. ...............................      57,988
  5,700   Extra Space Storage, Inc.. ......................      31,407
  1,500   FCStone Group, Inc. + ...........................       3,420
  2,010   Financial Federal Corp. .........................      42,572
  1,100   First Bancorp ...................................       4,686
    300   First Cash Financial Services, Inc. + ...........       4,476
    180   First Citizens BancShares, Inc., Class A ........      23,724
  4,500   First Commonwealth Financial Corp. ..............      39,915
    760   First Community Bancshares, Inc. ................       8,869
  6,500   First Financial Bancorp .........................      61,945
    637   First Financial Bankshares, Inc. ................      30,684
  1,200   First Mercury Financial Corp. + .................      17,328
    600   First Midwest Bancorp, Inc. .....................       5,154
  5,400   First Niagara Financial Group, Inc. .............      58,860
    100   Flushing Financial Corp. ........................         602
  3,500   FNB Corp. .......................................      26,845
  5,100   Forestar Group, Inc. + ..........................      39,015
  2,000   Franklin Street Properties Corp.. ...............      24,600
    200   Frontier Financial Corp. ........................         220
    435   GAMCO Investors, Inc., Class A ..................      14,203
  1,100   Glacier Bancorp, Inc. ...........................      17,281
  1,190   Hancock Holding Co. .............................      37,223

Wilshire Mutual Funds
Small Company Value Portfolio                            March 31, 2009
Schedule of Investments                                     (UNAUDITED)


Shares                                                            Value
------                                                            -----

FINANCIALS -- 34.6% (CONTINUED)
    174   Harleysville Group, Inc. ........................  $    5,535
  1,200   Hercules Technology Growth Capital, Inc. ........       6,000
  1,214   Highwoods Properties, Inc.. .....................      26,004
    400   Hilltop Holdings, Inc. + ........................       4,560
    700   Home Properties, Inc.. ..........................      21,455
  1,300   Horace Mann Educators Corp. .....................      10,881
    751   Iberiabank Corp. ................................      34,501
    261   Independent Bank Corp. ..........................       3,850
  1,100   Infinity Property & Casualty ....................      37,323
  8,500   Inland Real Estate Corp.. .......................      60,265
    618   Jones Lang LaSalle, Inc. ........................      14,375
  6,300   Kite Realty Group Trust. ........................      15,435
  2,600   Knight Capital Group, Inc., Class A + ...........      38,324
  1,000   LaBranche & Co., Inc. + .........................       3,740
  3,500   LaSalle Hotel Properties. .......................      20,440
  2,865   LTC Properties, Inc.. ...........................      50,252
    400   Max Capital Group, Ltd. .........................       6,896
  8,000   Meadowbrook Insurance Group, Inc. ...............      48,800
    200   Medical Properties Trust, Inc.. .................         730
    400   National Retail Properties, Inc.. ...............       6,336
    200   Nationwide Health Properties, Inc.. .............       4,438
    590   Navigators Group, Inc. + ........................      27,836
    716   NBT Bancorp, Inc. ...............................      15,494
    900   NewAlliance Bancshares, Inc. ....................      10,566
    100   NGP Capital Resources Co. .......................         497
  4,355   Old National Bancorp ............................      48,645
  1,800   PacWest Bancorp .................................      25,794
    400   Parkway Properties, Inc.. .......................       4,120
  2,270   Pennsylvania Real Estate Investment Trust. ......       8,058
  1,000   Penson Worldwide, Inc. + ........................       6,430
    900   PHH Corp. + .....................................      12,645
  1,000   Pico Holdings, Inc. + ...........................      30,070
    300   Platinum Underwriters Holdings, Ltd. ............       8,508
  7,200   PMA Capital Corp., Class A + ....................      30,024
    300   ProAssurance Corp. + ............................      13,986
    800   Prospect Capital Corp. ..........................       6,816
  1,622   Prosperity Bancshares, Inc. .....................      44,362
  1,100   Provident Bankshares Corp. ......................       7,755
  1,300   Provident Financial Services, Inc. ..............      14,053
    250   Ramco-Gershenson Properties Trust. ..............       1,612
    200   Realty Income Corp.. ............................       3,764
  1,600   Reinsurance Group of America, Inc., Class A .....      51,824
    600   RLI Corp. .......................................      30,120
  1,000   S&T Bancorp, Inc. ...............................      21,210
  2,023   Safety Insurance Group, Inc. ....................      62,875
    400   SeaBright Insurance Holdings, Inc. + ............       4,184
  2,050   Selective Insurance Group .......................      24,928
    400   Senior Housing Properties Trust. ................       5,608
    900   Sovran Self Storage, Inc.. ......................      18,072
  1,800   StanCorp Financial Group, Inc. ..................      41,004
  3,300   Sterling Bancshares, Inc. .......................      21,582
  1,100   Susquehanna Bancshares, Inc. ....................      10,263
    750   SVB Financial Group + ...........................      15,007
  1,700   SWS Group, Inc. .................................      26,401
  2,300   Texas Capital Bancshares, Inc. + ................      25,898
  3,500   Tower Group, Inc. ...............................      86,205
  7,500   Trustco Bank Corp. ..............................      45,150
  3,400   UCBH Holdings, Inc. .............................       5,134
  2,277   Umpqua Holdings Corp. ...........................      20,630
    700   United Bankshares, Inc. .........................      12,068
  1,039   United Community Banks, Inc. ....................       4,324
    200   United Fire & Casualty Co. ......................       4,392
     34   W Holding Co., Inc. .............................         309




Shares                                                            Value
------                                                            -----
FINANCIALS -- 34.6% (CONTINUED)
    600   Westamerica Bancorporation ......................  $   27,336
  3,605   Wilshire Bancorp, Inc. ..........................      18,602
    450   Wintrust Financial Corp. ........................       5,535
    200   World Acceptance Corp. + ........................       3,420
    250   WSFS Financial Corp. ............................       5,590
  2,250   Zenith National Insurance Corp. .................      54,247
                                                           ------------
                                                              2,341,045
                                                           ------------
HEALTH CARE -- 8.1%
    400   Abaxis, Inc. + ..................................       6,896
  2,000   Affymetrix, Inc. + ..............................       6,540
  2,000   Albany Molecular Research, Inc. + ...............      18,860
    500   American Medical Systems Holdings,
          Inc. + ..........................................       5,575
  1,866   Amsurg Corp., Class A + .........................      29,576
    100   Analogic Corp. ..................................       3,202
  1,400   Angiodynamics, Inc. + ...........................      15,736
    489   Bio-Rad Laboratories, Inc., Class A + ...........      32,225
    100   Cantel Medical Corp. + ..........................       1,287
    857   Chemed Corp. ....................................      33,338
    881   Conmed Corp. + ..................................      12,695
    200   Cynosure, Inc., Class A + .......................       1,218
    700   Enzo Biochem, Inc. + ............................       2,814
    900   Hanger Orthopedic Group, Inc. + .................      11,925
    700   ICU Medical, Inc. + .............................      22,484
    100   Immucor, Inc. + .................................       2,515
    600   Kindred Healthcare, Inc. + ......................       8,970
  1,000   LHC Group, Inc. + ...............................      22,280
  1,300   Magellan Health Services, Inc. + ................      47,372
    800   Martek Biosciences Corp. ........................      14,600
  1,700   Maxygen, Inc. + .................................      11,560
  1,100   Medcath Corp. + .................................       7,997
    300   Medical Action Industries, Inc. + ...............       2,487
    700   Medicis Pharmaceutical Corp., Class A ...........       8,659
    400   Meridian Bioscience, Inc. .......................       7,248
  1,500   Merit Medical Systems, Inc. + ...................      18,315
  1,500   Nighthawk Radiology Holdings, Inc. + ............       4,050
  1,700   Obagi Medical Products, Inc. + ..................       9,146
    700   Odyssey HealthCare, Inc. + ......................       6,790
  1,900   OraSure Technologies, Inc. + ....................       4,807
  1,600   Palomar Medical Technologies, Inc. + ............      11,616
    100   Parexel International Corp. + ...................         973
    800   RehabCare Group, Inc. + .........................      13,952
    600   Res-Care, Inc. + ................................       8,736
  1,800   Salix Pharmaceuticals, Ltd. + ...................      17,100
  4,000   Sepracor, Inc. + ................................      58,640
  1,200   Somanetics Corp. + ..............................      18,216
    100   Symmetry Medical, Inc. + ........................         631
  4,300   Viropharma, Inc. + ..............................      22,575
  1,000   Zoll Medical Corp. + ............................      14,360
                                                           ------------
                                                                547,966
                                                           ------------
INDUSTRIALS -- 15.5%
  8,700   Acergy SA .......................................      53,766
    400   Acuity Brands, Inc. .............................       9,016
  2,900   Advanced Battery Technologies, Inc. + ...........       6,206
  1,400   Aircastle, Ltd. .................................       6,510
  2,750   Albany International Corp., Class A .............      24,888
    500   American Railcar Industries, Inc. ...............       3,815
  1,529   AO Smith Corp. ..................................      38,500
    600   Apogee Enterprises, Inc. ........................       6,588
  1,100   Arkansas Best Corp. .............................      20,922
  4,350   Belden, Inc. ....................................      54,419
    101   Bowne & Co., Inc. ...............................         324
    300   Brady Corp., Class A ............................       5,289
  2,114   Briggs & Stratton Corp. .........................      34,881

Wilshire Mutual Funds
Small Company Value Portfolio                            March 31, 2009
Schedule of Investments                                     (UNAUDITED)


Shares                                                            Value
------                                                            -----

INDUSTRIALS -- 15.5% (CONTINUED)
    316   Cascade Corp. ...................................  $    5,571
  1,169   CBIZ, Inc. + ....................................       8,148
  1,400   CDI Corp. .......................................      13,608
    500   Ceradyne, Inc. + ................................       9,065
  1,000   China Fire & Security Group, Inc. + .............       7,860
    500   Columbus McKinnon Corp. + .......................       4,360
  1,698   Corrections Corp of America + ...................      21,751
    200   Cubic Corp. .....................................       5,066
  1,900   Dycom Industries, Inc. + ........................      11,001
    500   Encore Wire Corp. ...............................      10,715
    100   EnergySolutions, Inc. ...........................         865
    300   Ennis, Inc. .....................................       2,658
    500   EnPro Industries, Inc. + ........................       8,550
    800   Force Protection, Inc. + ........................       3,840
    200   Forward Air Corp. ...............................       3,246
    640   FTI Consulting, Inc. + ..........................      31,667
    180   G&K Services, Inc., Class A .....................       3,404
    350   Gardner Denver, Inc. + ..........................       7,609
  2,200   General Cable Corp. + ...........................      43,604
  3,850   Gibraltar Industries, Inc. ......................      18,172
  8,800   Griffon Corp. + .................................      66,000
    800   Heartland Express, Inc. .........................      11,848
    300   Heidrick & Struggles International, Inc. ........       5,322
  1,400   Kadant, Inc. + ..................................      16,128
    372   Kaman Corp. .....................................       4,665
  1,850   Kennametal, Inc. ................................      29,989
    600   Korn/Ferry International + ......................       5,436
    250   Ladish Co., Inc. + ..............................       1,815
    750   Lincoln Electric Holdings, Inc. .................      23,767
  1,100   Lydall, Inc. + ..................................       3,267
  3,500   Marten Transport, Ltd. + ........................      65,380
  3,800   Mine Safety Appliances Co. ......................      76,076
    600   Old Dominion Freight Line, Inc. + ...............      14,094
    750   Otter Tail Corp. ................................      16,537
  2,500   Quanex Building Products Corp. ..................      19,000
  1,000   RBC Bearings, Inc. + ............................      15,280
    900   Regal-Beloit Corp. ..............................      27,576
    100   Robbins & Myers, Inc. ...........................       1,517
  1,150   Rollins, Inc. ...................................      19,723
    500   Rush Enterprises, Inc., Class A + ...............       4,460
  1,550   Sauer-Danfoss, Inc. .............................       3,782
    600   School Specialty, Inc. + ........................      10,554
  1,500   Skywest, Inc. ...................................      18,660
  1,700   Standard Register Co. (The) .....................       7,786
    700   Titan Machinery, Inc. + .........................       6,293
  1,600   Tredegar Corp. ..................................      26,128
    400   Viad Corp. ......................................       5,648
    750   Wabtec Corp. ....................................      19,785
    400   Waste Connections, Inc. + .......................      10,280
  1,700   Werner Enterprises, Inc. ........................      25,704
                                                           ------------
                                                              1,048,384
                                                           ------------
INFORMATION TECHNOLOGY -- 10.5%
    100   Acme Packet, Inc. + .............................         607
  6,469   Actel Corp. + ...................................      65,466
  2,300   Acxiom Corp. ....................................      17,020
  1,000   Advanced Energy Industries, Inc. + ..............       7,530
    550   Anixter International, Inc. + ...................      17,424
    333   Arris Group, Inc. + .............................       2,454
  4,100   Avocent Corp. + .................................      49,774
    100   BigBand Networks, Inc. + ........................         655
    100   Blue Coat Systems, Inc. + .......................       1,201
 12,300   Brocade Communications Systems, Inc. + ..........      42,435
  1,700   Ciber, Inc. + ...................................       4,641
  3,600   Cirrus Logic, Inc. + ............................      13,536
  1,000   Cogent, Inc. + ..................................      11,900


Shares                                                            Value
------                                                            -----

INFORMATION TECHNOLOGY -- 10.5% (CONTINUED)
    400   Cognex Corp. ....................................  $    5,340
  2,100   Cogo Group, Inc. + ..............................      14,028
  3,330   CTS Corp. .......................................      12,021
    600   Daktronics, Inc. ................................       3,930
  1,200   Digi International, Inc. + ......................       9,204
    900   DSP Group, Inc. + ...............................       3,888
    200   EMS Technologies, Inc. + ........................       3,492
  1,500   ExlService Holdings, Inc. + .....................      12,930
    600   FLIR Systems, Inc. + ............................      12,288
    260   Imation Corp. ...................................       1,989
    600   Integral Systems, Inc. + ........................       5,160
    300   IXYS Corp. ......................................       2,418
  8,700   Keithley Instruments, Inc. ......................      29,493
  3,200   LoopNet, Inc. + .................................      19,456
  5,000   Methode Electronics, Inc. .......................      17,900
  1,900   Micrel, Inc. ....................................      13,376
    200   MTS Systems Corp. ...............................       4,550
  1,000   Netgear, Inc. + .................................      12,050
    500   Neutral Tandem, Inc. + ..........................      12,305
  2,100   Novatel Wireless, Inc. + ........................      11,802
  1,200   Omnivision Technologies, Inc. + .................       8,064
    700   Perficient, Inc. + ..............................       3,780
  1,910   Phoenix Technologies, Ltd. + ....................       3,094
  1,900   Rogers Corp. + ..................................      35,872
    424   Rudolph Technologies, Inc. + ....................       1,285
  1,600   Scansource, Inc. + ..............................      29,728
    473   Silicon Storage Technology, Inc. + ..............         780
  1,200   Skyworks Solutions, Inc. + ......................       9,672
  3,236   Standard Microsystems Corp. + ...................      60,190
  1,400   Sybase, Inc. + ..................................      42,406
    424   Symyx Technologies + ............................       1,887
    700   Synchronoss Technologies, Inc. + ................       8,582
  1,800   Take-Two Interactive Software, Inc. .............      15,030
  6,700   TIBCO Software, Inc. + ..........................      39,329
  1,840   United Online, Inc. .............................       8,207
    300   VASCO Data Security International,
          Inc. + ..........................................       1,731
                                                           ------------
                                                                711,900
                                                           ------------
MATERIALS -- 5.3%
  1,200   AM Castle & Co. .................................      10,704
    450   Aptargroup, Inc. ................................      14,013
    918   Arch Chemicals, Inc. ............................      17,405
    200   Brush Engineered Materials, Inc. + ..............       2,774
  3,300   Buckeye Technologies, Inc. + ....................       7,029
    800   CF Industries Holdings, Inc. ....................      56,904
  1,900   Coeur d'Alene Mines Corp. + .....................       1,786
    100   Haynes International, Inc. + ....................       1,782
  1,790   HB Fuller Co. ...................................      23,270
    200   Innospec, Inc. ..................................         754
    200   Minerals Technologies, Inc. .....................       6,410
  1,600   Myers Industries, Inc. ..........................       9,824
  2,200   Packaging Corp of America .......................      28,644
    500   RTI International Metals, Inc. + ................       5,850
  1,200   Schulman A, Inc. ................................      16,260
  1,400   Sensient Technologies Corp. .....................      32,900
  6,250   Temple-Inland, Inc. .............................      33,563
  6,900   Wausau Paper Corp. ..............................      36,294
    300   Worthington Industries, Inc. ....................       2,613
  5,200   Yamana Gold, Inc. ...............................      48,100
                                                           ------------
                                                                356,879
                                                           ------------
TELECOMMUNICATION SERVICES -- 0.6%
  2,570   Cincinnati Bell, Inc. + .........................       5,911
    900   General Communication, Inc., Class A + ..........       6,012
  2,300   Iowa Telecommunications Services, Inc. ..........      26,358

Wilshire Mutual Funds
Small Company Value Portfolio                            March 31, 2009
Schedule of Investments                                     (UNAUDITED)


Shares                                                            Value
------                                                            -----

TELECOMMUNICATION SERVICES -- 0.6% (CONTINUED)
    550   tw telecom, Inc., Class A + .....................$      4,812
                                                           ------------
                                                                 43,093
                                                           ------------
UTILITIES -- 6.0%
  1,250   Allete, Inc. ....................................      33,363
    400   Avista Corp. ....................................       5,512
  1,417   Black Hills Corp. ...............................      25,350
  1,400   El Paso Electric Co. + ..........................      19,726
    500   IDACORP, Inc. ...................................      11,680
    100   New Jersey Resources Corp. ......................       3,398
    800   Nicor, Inc. .....................................      26,584
  1,374   Northwest Natural Gas Co. .......................      59,659
  3,050   NorthWestern Corp. ..............................      65,514
  3,000   Piedmont Natural Gas Co., Inc. ..................      77,670
    400   Portland General Electric Co. ...................       7,036
    200   South Jersey Industries, Inc. ...................       7,000
  1,450   Unisource Energy Corp. ..........................      40,875
    700   WGL Holdings, Inc. ..............................      22,960
                                                           ------------
                                                                406,327
                                                           ------------
Total Common Stock (Cost $9,237,156)                          6,644,315
                                                           ------------

PRIVATE COMPANY-- 0.0%
      6   Teton Advisors, Inc. (B) ........................           3
                                                           ------------

Total Private Company (Cost $276) .........................           3
                                                           ------------

CASH EQUIVALENT -- 1.8%
120,498   PNC Institutional Money
          Market Trust, 0.05% (A) .........................     120,498
                                                           ------------

Total Cash Equivalent
(Cost $120,498)                                                 120,498
                                                           ------------
Total Investments -- 99.9%
(Cost $9,357,930)++                                           6,764,816
Other Assets & Liabilities, Net -- 0.1%                           3,772
                                                           ------------
NET ASSETS -- 100.0%                                       $  6,768,588
                                                           ============



 +   Non-income producing security.
(A)  Rate shown is the 7-day effective yield as of March 31, 2009.
(B) Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2009 the total market value of this security was $3 representing 0.0% of net assets.

++ At March 31, 2009, the tax basis cost of the Portfolio's investments was $9,357,930, and the unrealized appreciation and depreciation were $369,556 and $(2,962,670), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

COMMON STOCK -- 95.0%

CONSUMER DISCRETIONARY -- 9.1%
    300   1-800-Flowers.com, Inc., Class A +  .............     $   621
    200   4Kids Entertainment, Inc. + .....................         220
    250   Aaron Rents, Inc. ..............................        6,665
    900   Abercrombie & Fitch Co., Class A ................      21,420
    300   Acme United Corp. ...............................       2,280
    200   Advance Auto Parts, Inc. ........................       8,216
  1,025   Aeropostale, Inc. + .............................      27,224
    100   AFC Enterprises, Inc. + .........................         451
     90   AH Belo Corp., Class A ..........................          88
    200   Aldila, Inc. ....................................       1,128
  5,150   Amazon.com, Inc. + ..............................     378,216
    400   Ambassadors Group, Inc. .........................       3,248
    500   Ambassadors International, Inc. + ...............         195
  1,000   American Apparel, Inc. + ........................       2,920
    800   American Axle & Manufacturing Holdings, Inc. ....       1,056
  1,625   American Eagle Outfitters, Inc. .................      19,890
    450   American Greetings Corp., Class A ...............       2,277
    700   America's Car-Mart, Inc. + ......................       9,513
    450   Ameristar Casinos, Inc. .........................       5,661
    964   AnnTaylor Stores Corp. + ........................       5,013
  1,650   Apollo Group, Inc., Class A + ...................     129,244
    550   ArvinMeritor, Inc. ..............................         435
    200   Ascent Media Corp., Class A + ...................       5,000
  1,250   AutoNation, Inc. + ..............................      17,350
    500   Autozone, Inc. + ................................      81,310
  1,700   Bally Technologies, Inc. + ......................      31,314
  1,000   Beazer Homes USA, Inc. + ........................       1,010
  1,400   Bebe Stores, Inc. ...............................       9,338
  4,425   Bed Bath & Beyond, Inc. + .......................     109,519
    950   Belo Corp., Class A .............................         579
  5,900   Best Buy Co., Inc. ..............................     223,964
    200   Big 5 Sporting Goods Corp. ......................       1,174
  2,500   Big Lots, Inc. + ................................      51,950
    600   Black & Decker Corp. ............................      18,936
    600   Blockbuster, Inc., Class A + ....................         432
     50   Blue Nile, Inc. + ...............................       1,508
    300   Bluegreen Corp. + ...............................         522
     12   Blyth, Inc. .....................................         314
    400   Bon-Ton Stores, Inc. (The) ......................         700
    100   Books-A-Million, Inc., Class A ..................         460
    400   Borders Group, Inc. + ...........................         252
  1,580   BorgWarner, Inc. ................................      32,074
  3,000   Boyd Gaming Corp. ...............................      11,190
  2,375   Brinker International, Inc. .....................      35,862
    750   Brink's Home Security Holdings, Inc. + ..........      16,950
  1,000   Brookfield Homes Corp. ..........................       3,450
    500   Brunswick Corp. .................................       1,725
  2,500   Build-A-Bear Workshop, Inc., Class A + ..........      15,175
  4,100   Burger King Holdings, Inc. ......................      94,095
  1,000   Cabela's, Inc. + ................................       9,110
  3,525   Cablevision Systems Corp., Class A ..............      45,614
    200   Cache, Inc. + ...................................         576
    400   California Coastal Communities, Inc. + ..........         248
    375   California Pizza Kitchen, Inc. + ................       4,905
    500   Callaway Golf Co. ...............................       3,590
  2,500   Career Education Corp. + ........................      59,900
    400   Caribou Coffee Co., Inc. + ......................         836
  1,955   Carmax, Inc. + ..................................      24,320
  5,400   Carnival Corp. ..................................     116,640
    850     Carter's, Inc. + ..............................      15,988
 11,737   CBS Corp., Class B ..............................      45,070
  4,300   Centex Corp. ....................................      32,250
    300   Champion Enterprises, Inc. + ....................         144
    362   Charles & Colvard, Ltd. + .......................         127





Shares                                                            Value
-----                                                             -----

CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
     50   Charming Shoppes, Inc. + ........................    $     70
  3,150   Chico's FAS, Inc. + .............................      16,915
    800   Cinemark Holdings, Inc. .........................       7,512
  3,975   Circuit City Stores, Inc. .......................          30
    299   Citadel Broadcasting Corp. + ....................          20
     50   Citi Trends, Inc. + .............................       1,145
    200   CKE Restaurants, Inc. ...........................       1,680
    700   CKX, Inc. + .....................................       2,870
  3,500   Clear Channel Outdoor Holdings, Inc.,
          Class A + .......................................      12,845
  6,000   Coach, Inc. + ...................................     100,200
    600   Coachmen Industries, Inc. + .....................         390
    100   Cobra Electronics Corp. .........................          90
    650   Coldwater Creek, Inc. + .........................       1,632
    550   Collective Brands, Inc. + .......................       5,357
    110   Collectors Universe .............................         428
 40,183   Comcast Corp. Special, Class A ..................     548,096
    200   Comstock Homebuilding, Inc., Class A + ..........          50
    500   Conn's, Inc. + ..................................       7,020
    850   Corinthian Colleges, Inc. + .....................      16,532
  3,200   Cox Radio, Inc., Class A ........................      13,120
    200   CROCS, Inc. + ...................................         238
    200   Crown Media Holdings, Inc., Class A + ...........         408
     50   CSS Industries, Inc. ............................         850
    300   Cumulus Media, Inc., Class A + ..................         303
  1,000   Dana Holding Corp. + ............................         460
  1,700   Darden Restaurants, Inc. ........................      58,242
     50   Deckers Outdoor Corp. + .........................       2,652
    200   DEI Holdings, Inc. + ............................          20
    100   Design Within Reach, Inc. + .....................          54
  1,675   DeVry, Inc. .....................................      80,702
  1,200   Dick's Sporting Goods, Inc. + ...................      17,124
    100   Dillard's, Inc., Class A ........................         570
  7,677   DIRECTV Group, Inc. (The) + .....................     174,959
  5,400   Discovery Communications, Inc.,
          Class A + .......................................      86,508
  2,025   DISH Network Corp., Class A + ...................      22,498
    100   Dixie Group, Inc. + .............................         110
  1,250   Dollar Tree, Inc. + .............................      55,688
    850   Domino's Pizza, Inc. + ..........................       5,568
    650   Dover Downs Gaming & Entertainment,
          Inc. ............................................       1,996
  3,923   DR Horton, Inc. .................................      38,053
  1,500   DreamWorks Animation SKG, Inc.,
          Class A + .......................................      32,460
    500   Dress Barn, Inc. +                                      6,145
  2,500   DSW, Inc., Class A + ............................      23,225
  7,725   Eastman Kodak Co. ...............................      29,355
    219   Emmis Communications Corp., Class A + ...........          85
    300   Empire Resorts, Inc. + ..........................         231
    250   Entercom Communications Corp.,
          Class A .........................................         275
    100   Entravision Communications Corp.,
          Class A + .......................................          26
    366   EW Scripps Co., Class A .........................         494
  3,100   Exide Technologies + ............................       9,300
  2,315   Expedia, Inc. + .................................      21,020
  1,600   Family Dollar Stores, Inc. ......................      53,392
    200   Famous Dave's of America, Inc. + ................         628
    100   Finish Line (The), Class A ......................         662
    400   Fleetwood Enterprises, Inc. + ...................          15
  1,900   Foot Locker, Inc. ...............................      19,912
 34,185   Ford Motor Co. + ................................      89,906
  3,000   Fortune Brands, Inc. ............................      73,650
    300   Forward Industries, Inc. + ......................         558
  2,700   Fred's, Inc., Class A ...........................      30,456
    200   Furniture Brands International, Inc. ............         294

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
    600   Gaiam, Inc., Class A + ..........................  $    1,968
  1,925   GameStop Corp., Class A + .......................      53,938
    600   Gaming Partners International Corp. + ...........       3,420
  6,900   Gannett Co., Inc. ...............................      15,180
  9,150   Gap, Inc. (The) .................................     118,858
  2,625   Garmin, Ltd. ....................................      55,676
    300   Gaylord Entertainment Co. + .....................       2,499
  8,120   General Motors Corp. ............................      15,753
  2,010   Gentex Corp. ....................................      20,020
  3,400   Genuine Parts Co. ...............................     101,524
  3,201   G-III Apparel Group, Ltd. + .....................      17,670
  4,375   Goodyear Tire & Rubber Co. (The) + ..............      27,387
  3,100   Grand Canyon Education, Inc. + ..................      53,506
  1,000   Gray Television, Inc. ...........................         320
    300   Great Wolf Resorts, Inc. + ......................         699
    400   Guess?, Inc. ....................................       8,432
  3,660   H&R Block, Inc. .................................      66,575
    100   Handleman Co. + .................................           3
    196   Hanesbrands, Inc. + .............................       1,876
  3,975   Harley-Davidson, Inc. ...........................      53,225
  1,600   Harman International Industries, Inc. ...........      21,648
  1,000   Harte-Hanks, Inc. ...............................       5,350
  2,200   Hasbro, Inc. ....................................      55,154
  4,100   Hearst-Argyle Television, Inc., Class A .........      17,056
    500   hhgregg, Inc. + .................................       7,075
    200   Hibbett Sports, Inc. + ..........................       3,844
    300   Hillenbrand, Inc. ...............................       4,803
 24,050   Home Depot, Inc. (The) ..........................     566,618
    200   Hooker Furniture Corp. ..........................       1,688
  2,600   HOT Topic, Inc. + ...............................      29,094
  1,000   Hovnanian Enterprises, Inc., Class A + ..........       1,560
     43   HSN, Inc. + .....................................         221
    450   Iconix Brand Group, Inc. + ......................       3,982
  1,399   Idearc, Inc. + ..................................          50
    100   Infosonics Corp. + ..............................          18
  3,450   International Game Technology ...................      31,809
    237   International Speedway Corp., Class A ...........       5,228
  9,292   Interpublic Group of Cos., Inc. + ...............      38,283
     43   Interval Leisure Group, Inc. + ..................         228
  3,692   J.C. Penney Co., Inc. ...........................      74,098
    775   Jackson Hewitt Tax Service, Inc. ................       4,046
    500   John Wiley & Sons, Inc., Class A ................      14,890
 10,150   Johnson Controls, Inc. ..........................     121,800
    378   Jones Apparel Group, Inc. .......................       1,595
    300   JOS A Bank Clothiers, Inc. + ....................       8,343
    600   Journal Communications, Inc., Class A ...........         450
    900   Journal Register Co. ............................           5
    300   K12, Inc. + .....................................       4,170
    700   KB Home .........................................       9,226
  4,700   Kenneth Cole Productions, Inc., Class A .........      30,033
     50   Knology, Inc. + .................................         206
  4,600   Kohl's Corp. + ..................................     194,672
    300   Krispy Kreme Doughnuts, Inc. + ..................         480
    550   K-Swiss, Inc., Class A ..........................       4,697
    200   Lakes Entertainment, Inc. + .....................         414
    500   Lamar Advertising Co., Class A + ................       4,875
  3,100   Landry's Restaurants, Inc. ......................      16,182
  5,300   Las Vegas Sands Corp. + .........................      15,953
    200   La-Z-Boy, Inc., Class Z .........................         250
    100   Leapfrog Enterprises, Inc., Class A + ...........         138
    450   Lear Corp. + ....................................         337
    500   Learning Tree International, Inc. + .............       4,235
    750   Lee Enterprises, Inc. ...........................         210
  1,410   Leggett & Platt, Inc. ...........................      18,316
  4,600   Lennar Corp., Class A ...........................      34,546
    500   Lenox Group, Inc. + .............................          15
  1,000   Libbey, Inc. ....................................         920




Shares                                                            Value
-----                                                             -----
CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
  4,151   Liberty Global, Inc., Class A +     .............     $60,439
  3,535   Liberty Media Corp. - Capital, Ser A + ..........      24,674
  8,790   Liberty Media Corp. - Entertainment,
          Ser A + .........................................     175,361
  8,675   Liberty Media Corp. - Interactive,
          Class A + .......................................      25,157
  1,000   Life Time Fitness, Inc. + .......................      12,560
    700   Lifetime Brands, Inc. ...........................         931
    200   LIN TV Corp., Class A + .........................         224
    200   Lincoln Educational Services Corp. + ............       3,664
    800   Liz Claiborne, Inc. .............................       1,976
  1,800   LKQ Corp. + .....................................      25,686
    900   Lodgian, Inc. + .................................       1,890
 20,981   Lowe's Cos., Inc. ...............................     382,903
  4,240   Ltd. Brands, Inc. ...............................      36,888
  1,000   Lumber Liquidators, Inc. + ......................      12,750
  5,998   Macy's, Inc. ....................................      53,382
    100   Marcus Corp. ....................................         850
    700   Marine Products Corp. ...........................       2,968
  4,925   Marriott International, Inc., Class A ...........      80,573
  3,100   Martha Stewart Living Omnimedia,
          Class A + .......................................       7,719
    400   Marvel Entertainment, Inc. + ....................      10,620
  5,230   Mattel, Inc. ....................................      60,302
    100   Matthews International Corp., Class A ...........       2,881
    496   McClatchy Co., Class A ..........................         243
 16,300   McDonald's Corp. ................................     889,491
  5,400   McGraw-Hill Cos., Inc. (The) ....................     123,498
    571   MDC Holdings, Inc. ..............................      17,781
    500   Media General, Inc., Class A ....................         960
  1,467   Mediacom Communications Corp.,
          Class A + .......................................       5,912
    429   Men's Wearhouse, Inc. (The) .....................       6,495
  3,400   MGM Mirage + ....................................       7,922
  3,177   Mohawk Industries, Inc. + .......................      94,897
  2,600   Monarch Casino & Resort, Inc. + .................      13,416
    150   Morgans Hotel Group Co. + .......................         467
    300   Morton's Restaurant Group, Inc. + ...............         801
    700   MTR Gaming Group, Inc. + ........................         630
    591   Multimedia Games, Inc. + ........................       1,271
     50   Nautilus, Inc. + ................................          31
    100   Navarre Corp. + .................................          45
  1,300   New York & Co., Inc. + ..........................       4,615
  2,600   New York Times Co., Class A .....................      11,752
  2,926   Newell Rubbermaid, Inc. .........................      18,668
 32,838   News Corp., Class A .............................     217,388
    200   NexCen Brands, Inc. + ...........................          21
    200   Nexstar Broadcasting Group, Inc.,
          Class A + .......................................         136
  4,050   NIKE, Inc., Class B .............................     189,905
    400   Nitches, Inc. + .................................          16
    700   Noble International, Ltd. .......................         134
  1,300   Nordstrom, Inc. .................................      21,775
  2,500   NutriSystem, Inc. ...............................      35,675
  1,525   Office Depot, Inc. + ............................       1,998
    100   OfficeMax, Inc. .................................         312
  3,800   Omnicom Group, Inc. .............................      88,920
  2,900   Orbitz Worldwide, Inc. + ........................       3,741
  2,760   O'Reilly Automotive, Inc. + .....................      96,628
    650   Orleans Homebuilders, Inc. ......................       1,553
    500   Outdoor Channel Holdings, Inc. + ................       3,410
    300   Overstock.com, Inc. + ...........................       2,745
     50   Oxford Industries, Inc. .........................         308
    200   Pacific Sunwear of California + .................         332
    600   Palm Harbor Homes, Inc. + .......................       1,338
  2,800   Papa John's International, Inc. + ...............      64,036
  1,500   Penske Auto Group, Inc. .........................      13,995

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
  1,300   Perry Ellis International, Inc. + ...............  $    4,498
  4,550   PetSmart, Inc. ..................................      95,368
    100   Pier 1 Imports, Inc. + ..........................          56
    565   Playboy Enterprises, Inc., Class B + ............       1,113
  1,400   Polo Ralph Lauren Corp., Class A ................      59,150
    275   Premier Exhibitions, Inc. + .....................         203
  2,700   Pre-Paid Legal Services, Inc. + .................      78,381
  1,000   Primedia, Inc. ..................................       2,470
    100   Princeton Review, Inc. + ........................         435
     94   Proliance International, Inc. + .................          16
  5,275   Pulte Homes, Inc. ...............................      57,656
     50   Quiksilver, Inc. + ..............................          64
    850   RadioShack Corp. ................................       7,285
    100   RCN Corp. + .....................................         370
    200   Regis Corp. .....................................       2,890
    250   Rent-A-Center, Inc., Class A + ..................       4,843
    100   Retail Ventures, Inc. + .........................         152
  1,500   Rick's Cabaret International, Inc. + ............       6,810
    500   Riviera Holdings Corp. + ........................         510
    100   Rocky Brands, Inc. + ............................         350
  1,950   Ross Stores, Inc. ...............................      69,966
  3,125   Royal Caribbean Cruises, Ltd. ...................      25,031
    500   Ruby Tuesday, Inc. + ............................       1,460
    200   Russ Berrie & Co., Inc. + .......................         264
  2,600   Saks, Inc. + ....................................       4,862
    100   Salem Communications Corp., Class A + ...........          56
  1,450   Sally Beauty Holdings, Inc. + ...................       8,236
  1,000   Scientific Games Corp., Class A + ...............      12,110
  3,900   Scripps Networks Interactive, Inc.,
          Class A .........................................      87,789
    200   Sealy Corp. .....................................         298
    825   Sears Holdings Corp. + ..........................      37,711
    188   Select Comfort Corp. + ..........................         135
  3,775   Service Corp. International .....................      13,175
  2,400   Sherwin-Williams Co. (The) ......................     124,728
    400   Shoe Carnival, Inc. + ...........................       4,140
    100   Shuffle Master, Inc. + ..........................         287
  2,500   Shutterfly, Inc. + ..............................      23,425
  3,776   Signet Jewelers, Ltd. ...........................      43,235
    900   Sinclair Broadcast Group, Inc., Class A .........         927
 35,175   Sirius XM Radio, Inc. + .........................      12,311
    600   Six Flags, Inc. + ...............................         162
  1,000   Skechers U.S.A., Inc., Class A + ................       6,670
  1,425   Snap-On, Inc. ...................................      35,768
  1,000   Sonic Automotive, Inc., Class A .................       1,600
  3,103   Sotheby's .......................................      27,927
    200   Source Interlink, Inc. + ........................          37
    200   Spanish Broadcasting System, Inc.,
          Class A + .......................................          30
     75   Spartan Motors, Inc. ............................         301
    400   Speedway Motorsports, Inc. ......................       4,728
    100   Stage Stores, Inc. ..............................       1,008
    200   Stanley Furniture Co., Inc. .....................       1,504
    900   Stanley Works (The) .............................      26,208
 10,675   Staples, Inc. ...................................     193,324
 10,200   Starbucks Corp. + ...............................     113,322
  4,873   Starwood Hotels & Resorts Worldwide,
          Inc. ............................................      61,887
     50   Steak N Shake Co. (The) + .......................         378
  2,500   Steiner Leisure, Ltd. + .........................      61,025
    100   Steinway Musical Instruments + ..................       1,197
    400   Steven Madden, Ltd. + ...........................       7,512
    900   Stewart Enterprises, Inc., Class A ..............       2,916
    150   Superior Industries International, Inc. .........       1,778
  1,300   Syms Corp. + ....................................       7,956
  2,500   Systemax, Inc. + ................................      32,300
  2,800   Talbots, Inc. ...................................       9,828


Shares                                                            Value
-----                                                             -----
CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
  9,500   Target Corp. ....................................  $  326,705
    729   Tarragon Corp. + ................................          13
    450   Tenneco, Inc. + .................................         734
  2,543   Ticketmaster Entertainment, Inc. + ..............       9,384
  2,800   Tiffany & Co. ...................................      60,368
    400   Timberland Co., Class A + .......................       4,776
  9,599   Time Warner Cable, Inc., Class A ................     238,061
 18,558   Time Warner, Inc. ...............................     358,169
  6,200   TJX Cos., Inc. ..................................     158,968
  1,600   Toll Brothers, Inc. + ...........................      29,056
    637   TOUSA, Inc. .....................................           9
    200   Trans World Entertainment + .....................         122
    100   TravelCenters of America LLC + ..................         183
  1,000   TRW Automotive Holdings Corp. + .................       3,220
    200   Tuesday Morning Corp. + .........................         254
  3,250   Tupperware Brands Corp. .........................      55,218
  5,100   Tween Brands, Inc. + ............................      10,914
  4,000   Ulta Salon Cosmetics & Fragrance, Inc. + ........      26,480
  3,700   Unifirst Corp. ..................................     103,008
    200   Universal Electronics, Inc. + ...................       3,620
  3,300   Universal Technical Institute, Inc. + ...........      39,600
  1,000   Urban Outfitters, Inc. + ........................      16,370
    200   Value Line, Inc. ................................       5,468
    300   Valuevision Media, Inc., Class A + ..............         207
    950   VF Corp. ........................................      54,255
  7,137   Viacom, Inc., Class B + .........................     124,041
  3,625   Virgin Media Inc. ...............................      17,400
     50   Visteon Corp. + .................................           6
    800   Volcom, Inc. + ..................................       7,760
    591   WABCO Holdings, Inc. ............................       7,275
    600   Walking Co. Holdings, Inc. (The) + ..............       1,278
 25,320   Walt Disney Co. (The) ...........................     459,811
    100   Warnaco Group, Inc. (The) + .....................       2,400
    150   Warner Music Group Corp. ........................         353
    650   WCI Communities, Inc. + .........................          18
    296   Weight Watchers International, Inc. .............       5,491
  6,000   Wendy's/Arby's Group, Inc., Class A .............      30,180
    900   Westwood One, Inc. + ............................          54
    372   Whirlpool Corp. .................................      11,007
  1,400   Williams-Sonoma, Inc. ...........................      14,112
    500   Winnebago Industries ............................       2,655
    400   Wolverine World Wide, Inc. ......................       6,232
    600   World Wrestling Entertainment, Inc.,
          Class A .........................................       6,924
    100   WorldSpace, Inc., Class A + .....................          --
    795   WPT Enterprises, Inc. + .........................         453
  1,985   Wyndham Worldwide Corp. .........................       8,337
    700   Wynn Resorts, Ltd. + ............................      13,979
    100   Young Broadcasting, Inc., Class A + .............           1
  5,550   Yum! Brands, Inc. ...............................     152,514
  5,000   Zale Corp. + ....................................       9,750
                                                           ------------
                                                             12,110,870
                                                           ------------
Consumer Staples -- 10.7%
  2,500   Alberto-Culver Co., Class B .....................      56,525
    200   Alico, Inc. .....................................       4,800
  2,500   Alliance One International, Inc. + ..............       9,600
 31,175   Altria Group, Inc. ..............................     499,423
  3,000   American Italian Pasta Co., Class A + ...........     104,430
     50   Andersons, Inc. (The) ...........................         707
  7,886   Archer-Daniels-Midland Co. ......................     219,073
  6,950   Avon Products, Inc. .............................     133,648
    300   Bare Escentuals, Inc. + .........................       1,230
    700   BJ's Wholesale Club, Inc. + .....................      22,393
  1,200   Brown-Forman Corp., Class B .....................      46,596
  1,300   Bunge, Ltd. .....................................      73,645
  2,500   Cal-Maine Foods, Inc. ...........................      55,975

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
CONSUMER STAPLES -- 10.7% (CONTINUED)
  3,175   Campbell Soup Co. ............................... $    86,868
  2,300   Clorox Co. ......................................     118,404
 32,320   Coca-Cola Co. (The) .............................   1,420,464
  3,920   Coca-Cola Enterprises, Inc. .....................      51,705
  7,680   Colgate-Palmolive Co. ...........................     452,966
  7,073   ConAgra Foods, Inc. .............................     119,322
  2,550   Constellation Brands, Inc., Class A + ...........      30,345
    800   Corn Products International, Inc. ...............      16,960
  6,450   Costco Wholesale Corp. ..........................     298,764
 20,142   CVS/Caremark Corp. ..............................     553,704
    650   Darling International, Inc. + ...................       2,411
  1,734   Dean Foods Co. + ................................      31,351
  1,705   Del Monte Foods Co. .............................      12,429
  2,500   Diamond Foods, Inc. .............................      69,825
  3,900   Dr. Pepper Snapple Group, Inc. + ................      65,949
  1,300   Energizer Holdings, Inc. + ......................      64,597
  1,100   Estee Lauder Cos., Inc. (The), Class A ..........      27,115
  1,125   Flowers Foods, Inc. .............................      26,415
  5,100   General Mills, Inc. .............................     254,388
    300   Great Atlantic & Pacific Tea Co. + ..............       1,593
  1,700   Hershey Co. (The) ...............................      59,075
  3,750   HJ Heinz Co. ....................................     123,975
  1,050   Hormel Foods Corp. ..............................      33,296
  2,500   Imperial Sugar Co. ..............................      17,975
  2,550   Ingles Markets, Inc., Class A ...................      38,071
  2,500   Inter Parfums, Inc. .............................      14,575
     50   J&J Snack Foods Corp. ...........................       1,729
  1,400   JM Smucker Co. (The) ............................      52,178
  4,650   Kellogg Co. .....................................     170,329
  5,674   Kimberly-Clark Corp. ............................     261,628
 20,071   Kraft Foods, Inc., Class A ......................     447,383
  9,125   Kroger Co. (The) ................................     193,633
  2,525   Lorillard, Inc. .................................     155,894
    700   Mannatech, Inc. .................................       2,331
  1,650   McCormick & Co., Inc. ...........................      48,791
    200   MGP Ingredients, Inc. ...........................         148
  2,200   Molson Coors Brewing Co., Class B ...............      75,416
    600   National Beverage Corp. + .......................       5,502
    100   Natural Health Trends Corp. + ...................          32
    850   NBTY, Inc. + ....................................      11,968
  2,500   Pantry, Inc. (The) + ............................      44,025
  1,970   Pepsi Bottling Group, Inc. ......................      43,616
 23,440   PepsiCo, Inc. ...................................   1,206,691
 30,925   Philip Morris International, Inc. ...............   1,100,311
  1,200   Prestige Brands Holdings, Inc. + ................       6,216
   585    Pricesmart, Inc. ................................      10,536
 43,452   Procter & Gamble Co. ............................   2,046,155
    100   Reliv International, Inc. .......................         349
  2,500   Revlon, Inc., Class A + .........................       6,200
  1,814   Reynolds American, Inc. .........................      65,014
  6,950   RITE AID CORP + .................................       2,502
     70   Rocky Mountain Chocolate Factory, Inc. ..........         433
  6,400   Safeway, Inc. ...................................     129,216
     50   Sanderson Farms, Inc. ...........................       1,877
  8,520   Sara Lee Corp. ..................................      68,842
    700   SIRVA, Inc. + (B) ...............................          --
  2,500   Smart Balance, Inc. + ...........................      15,100
    900   Smithfield Foods, Inc. + ........................       8,514
    200   Spectrum Brands, Inc. + .........................          26
  3,636   SUPERVALU, Inc. .................................      51,922
 10,000   SYSCO Corp. .....................................     228,000
  6,805   Tyson Foods, Inc., Class A ......................      63,899
 15,850   Walgreen Co. ....................................     411,466
 36,595   Wal-Mart Stores, Inc. ...........................   1,906,599
  2,500   Weis Markets, Inc. ..............................      77,600
  3,425   Whole Foods Market, Inc. ........................      57,540
                                                           ------------
                                                             14,200,198
                                                           ------------

Shares                                                            Value
-----                                                             -----
ENERGY -- 11.9%
  3,950   Allis-Chalmers Energy, Inc. + ...................  $    7,624
  2,500   Alon USA Energy, Inc. ...........................      34,250
    850   Alpha Natural Resources, Inc. + .................      15,087
    100   American Oil & Gas, Inc. + ......................          77
  7,356   Anadarko Petroleum Corp. ........................     286,075
  4,506   Apache Corp. ....................................     288,790
  1,000   Approach Resources, Inc. + ......................       6,200
  4,500   Arch Coal, Inc. .................................      60,165
    700   Atlas America, Inc. .............................       6,125
  2,500   Atlas Energy Resources LLC ......................      26,375
  1,500   Atwood Oceanics, Inc. + .........................      24,885
  7,350   Baker Hughes, Inc. ..............................     209,842
    600   Barnwell Industries, Inc. .......................       2,430
    900   Basic Energy Services, Inc. + ...................       5,823
    900   Berry Petroleum Co., Class A ....................       9,864
    900   BioFuel Energy Corp. + ..........................         333
  6,572   BJ Services Co. .................................      65,391
    900   Bolt Technology Corp. + .........................       6,399
  1,600   BPZ Resources, Inc. + ...........................       5,920
  5,700   Brigham Exploration Co. + .......................      10,830
  2,875   Bronco Drilling Co., Inc. + .....................      15,123
  2,400   Cabot Oil & Gas Corp. ...........................      56,568
  1,218   Cal Dive International, Inc. + ..................       8,246
  5,200   Callon Petroleum Co. + ..........................       5,668
    500   Calumet Specialty Products Partners, LP .........       5,450
  5,700   Cameron International Corp. + ...................     125,001
     50   CARBO Ceramics, Inc. ............................       1,422
  2,500   Carrizo Oil & Gas, Inc. + .......................      22,200
    200   Cheniere Energy, Inc. + .........................         852
  8,200   Chesapeake Energy Corp. .........................     139,892
 30,099   Chevron Corp. ...................................   2,023,857
  1,047   Cimarex Energy Co. ..............................      19,244
  2,000   Clayton Williams Energy, Inc. + .................      58,480
    100   Clean Energy Fuels Corp. + ......................         609
    600   Complete Production Services, Inc. + ............       1,848
  1,500   Concho Resources, Inc. + ........................      38,385
 20,301   ConocoPhillips ..................................     794,987
  3,200   Consol Energy, Inc. .............................      80,768
    200   Cross Timbers Royalty Trust .....................       3,630
    300   Crosstex Energy, Inc. ...........................         492
  1,000   CVR Energy, Inc. + ..............................       5,540
    500   Dawson Geophysical Co. + ........................       6,750
  1,000   Delek US Holdings, Inc. .........................      10,360
  5,500   Delta Petroleum Corp. + .........................       6,600
  3,050   Denbury Resources, Inc. + .......................      45,323
  7,136   Devon Energy Corp. ..............................     318,908
    500   DHT Maritime, Inc. ..............................       1,920
  1,650   Diamond Offshore Drilling, Inc. .................     103,719
  2,300   Dresser-Rand Group, Inc. + ......................      50,830
  8,464   El Paso Corp. ...................................      52,900
    350   Encore Acquisition Co. + ........................       8,144
    250   Energy Partners, Ltd. + .........................          22
  2,050   Energy Transfer Equity, LP ......................      43,317
  4,800   ENSCO International, Inc. .......................     126,720
  3,375   EOG Resources, Inc. .............................     184,815
    400   Evergreen Energy, Inc. + ........................         557
  4,700   EXCO Resources, Inc. + ..........................      47,000
  1,608   Exterran Holdings, Inc. + .......................      25,760
 74,200   Exxon Mobil Corp. ...............................   5,053,020
  4,578   FMC Technologies, Inc. + ........................     143,612
    950   Forest Oil Corp. + ..............................      12,492
  2,600   Frontier Oil Corp. ..............................      33,254
    600   Geokinetics, Inc. + .............................       1,962
    100   GeoMet, Inc. + ..................................          58
    500   Georesources, Inc. + ............................       3,360
  2,750   Global Industries, Ltd. + .......................      10,560
  3,300   GMX Resources, Inc. + ...........................      21,450

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
ENERGY -- 11.9% (CONTINUED)
  4,150   Gulfport Energy Corp. + .........................  $    9,628
 13,750   Halliburton Co. .................................     212,712
    400   Harvest Natural Resources, Inc. + ...............       1,356
  2,500   Helix Energy Solutions Group, Inc. + ............      12,850
  2,300   Helmerich & Payne, Inc. .........................      52,371
  5,500   Hercules Offshore, Inc. + .......................       8,690
  4,050   Hess Corp. ......................................     219,510
  4,225   International Coal Group, Inc. + ................       6,802
    250   ION Geophysical Corp. + .........................         390
    550   James River Coal Co. + ..........................       6,787
  1,200   Key Energy Services, Inc. + .....................       3,456
    683   Kinder Morgan Management LLC + ..................      27,855
  1,700   Linn Energy, LLC ................................      25,330
    850   Magellan Midstream Holdings, LP .................      14,875
  9,622   Marathon Oil Corp. ..............................     252,962
    200   Martin Midstream Partners, LP ...................       3,754
  3,800   Massey Energy Co. ...............................      38,456
    450   Matrix Service Co. + ............................       3,699
  1,500   McMoRan Exploration Co. + .......................       7,050
  3,100   Murphy Oil Corp. ................................     138,787
  5,200   Nabors Industries, Ltd. + .......................      51,948
    400   NATCO Group, Inc., Class A + ....................       7,572
    400   National Coal Corp. + ...........................         544
  7,345   National Oilwell Varco, Inc. + ..................     210,875
  1,425   Newfield Exploration Co. + ......................      32,347
    575   Newpark Resources + .............................       1,455
    100   NGAS Resources, Inc. + ..........................         121
  4,020   Noble Corp. .....................................      96,842
  2,800   Noble Energy, Inc. ..............................     150,864
 12,910   Occidental Petroleum Corp. ......................     718,441
    600   Oceaneering International, Inc. + ...............      22,122
  1,800   Oil States International, Inc. + ................      24,156
    100   Omni Energy Services Corp. + ....................         131
    100   Pacific Ethanol, Inc. + .........................          33
    150   Parallel Petroleum Corp. + ......................         192
    200   Parker Drilling Co. + ...........................         368
    730   Patriot Coal Corp. + ............................       2,708
  3,450   Patterson-UTI Energy, Inc. ......................      30,912
  2,850   Peabody Energy Corp. ............................      71,364
  6,447   PetroHawk Energy Corp. + ........................     123,976
  3,096   Petroleum Development Corp. + ...................      36,564
  3,000   Petroquest Energy, Inc. + .......................       7,200
  1,350   Pioneer Drilling Co. + ..........................       4,428
  1,325   Pioneer Natural Resources Co. ...................      21,823
  2,453   Plains Exploration & Production Co. + ...........      42,265
  1,950   Pride International, Inc. + .....................      35,061
    200   Pyramid Oil Co. + ...............................         776
  1,700   Quicksilver Resources, Inc. + ...................       9,418
  2,200   Range Resources Corp. ...........................      90,552
  4,800   Rex Energy Corp. + ..............................      13,776
    500   Rosetta Resources, Inc. + .......................       2,475
  1,600   Rowan, Inc. .....................................      19,152
  1,250   RPC, Inc. .......................................       8,287
    600   Sandridge Energy + ..............................       3,954
 17,200   Schlumberger, Ltd. ..............................     698,664
  1,000   Ship Finance International, Ltd. ................       6,560
  5,800   Smith International, Inc. .......................     124,584
  1,172   Southern Union Co. ..............................      17,838
  4,700   Southwestern Energy Co. + .......................     139,543
  9,741   Spectra Energy Corp. ............................     137,738
  1,550   St. Mary Land & Exploration Co. .................      20,507
  1,090   Stone Energy Corp. + ............................       3,630
  2,565   Sunoco, Inc. ....................................      67,921
  3,850   Superior Energy Services, Inc. + ................      49,627
  2,650   Superior Well Services, Inc. + ..................      13,595
    500   T-3 Energy Services, Inc. + .....................       5,890
  4,300   Tesoro Corp. ....................................      57,921

Shares                                                            Value
-----                                                             -----
ENERGY -- 11.9% (CONTINUED)
  3,650   Tetra Technologies, Inc. + ...................... $    11,862
    193   TGC Industries, Inc. + ..........................         423
  1,550   Tidewater, Inc. .................................      57,551
    500   Toreador Resources Corp. ........................       1,255
  3,100   Trico Marine Services, Inc. + ...................       6,510
    750   TXCO Resources, Inc. + ..........................         309
  1,865   Ultra Petroleum Corp. + .........................      66,935
    200   Union Drilling, Inc. + ..........................         760
  1,300   Unit Corp. + ....................................      27,196
    850   Uranium Resources, Inc. + .......................         400
    450   USEC, Inc. + ....................................       2,160
  1,100   Vaalco Energy, Inc. + ...........................       5,819
 10,514   Valero Energy Corp. .............................     188,201
  2,550   Venoco, Inc. + ..................................       8,364
    462   VeraSun Energy Corp. + ..........................           9
    100   Verenium Corp. + ................................          29
    800   W&T Offshore, Inc. ..............................       4,920
    600   Walter Industries, Inc. .........................      13,722
    300   Warren Resources, Inc. + ........................         288
    500   Westmoreland Coal Co. + .........................       3,585
  1,300   Whiting Petroleum Corp. + .......................      33,605
  7,250   Williams, Inc. ..................................      82,505
  8,210   XTO Energy, Inc. ................................     251,390
                                                           ------------
                                                             15,795,998
                                                           ------------
FINANCIALS -- 12.1%
    200   21st Century Holding Co. ........................         668
    900   Abington Bancorp, Inc. ..........................       7,452
    600   ACA Capital Holdings, Inc. + ....................          18
      1   Acadia Realty Trust .............................          11
    600   Advance America Cash Advance Centers, Inc. ......       1,014
    300   Advanta Corp., Class B ..........................         198
    200   Affirmative Insurance Holdings, Inc. ............         636
  9,450   Aflac, Inc. .....................................     182,952
 10,475   Allstate Corp. (The) ............................     200,596
  2,225   AMB Property Corp. ..............................      32,040
    519   Ambac Financial Group, Inc. .....................         405
    411   Amcore Financial, Inc. ..........................         658
      7   American Campus Communities, Inc. ...............         122
  1,100   American Equity Investment Life Holding Co. .....       4,576
 15,550   American Express Co. ............................     211,946
    100   American Financial Group, Inc. ..................       1,605
    550   AmeriCredit Corp. + .............................       3,223
  3,080   Ameriprise Financial, Inc. ......................      63,109
  1,400   Amtrust Financial Services, Inc. ................      13,370
    310   Anchor Bancorp Wisconsin, Inc. ..................         419
  7,425   Annaly Capital Management, Inc. .................     102,985
    200   Anworth Mortgage Asset Corp. ....................       1,226
  3,950   AON Corp. .......................................     161,239
  2,756   Apartment Investment & Management Co., Class A ..      15,103
    200   Arbor Realty Trust, Inc. ........................         144
    300   Arch Capital Group, Ltd. + ......................      16,158
  1,500   Arthur J. Gallagher & Co. .......................      25,500
    544   Ashford Hospitality Trust, Inc. .................         838
  1,700   Aspen Insurance Holdings, Ltd. ..................      38,182
    400   Asset Acceptance Capital Corp. + ................       2,124
  1,354   Associated Banc-Corp ............................      20,906
    300   Associated Estates Realty Corp. .................       1,704
    900   Assurant, Inc. ..................................      19,602
  2,500   Assured Guaranty, Ltd. ..........................      16,925
  3,200   Astoria Financial Corp. .........................      29,408
    847   AvalonBay Communities, Inc. .....................      39,860
    600   Avatar Holdings, Inc. + .........................       8,988
  4,800   Axis Capital Holdings, Ltd. .....................     108,192

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
FINANCIALS -- 12.1% (CONTINUED)
     50   Bancorp, Inc. + .................................    $    211
  2,150   Bancorpsouth, Inc. ..............................      44,806
 96,148   Bank of America Corp. ...........................     655,729
    750   Bank of Hawaii Corp. ............................      24,735
 15,563   Bank of New York Mellon Corp. (The) .............     439,655
     80   BankAtlantic Bancorp, Inc., Class A .............         161
    700   BankFinancial Corp. .............................       6,979
    300   Banner Corp. ....................................         873
  7,725   BB&T Corp. ......................................     130,707
    500   Beneficial Mutual Bancorp, Inc. + ...............       4,925
    624   Berkshire Hathaway, Inc., Class B + .............   1,759,680
  1,000   BGC Partners, Inc., Class A .....................       2,210
  1,000   Boston Private Financial Holdings, Inc. .........       3,510
  1,425   Boston Properties, Inc. .........................      49,918
    288   Brandywine Realty Trust .........................         821
  1,325   BRE Properties, Inc. ............................      26,010
  4,175   Brookfield Properties Corp. .....................      23,964
  1,400   Brown & Brown, Inc. .............................      26,474
    100   Camden National Corp. ...........................       2,285
  1,425   Camden Property Trust ...........................      30,751
    350   Capital City Bank Group, Inc. ...................       4,011
    200   Capital Corp of the West ........................           6
  4,750   Capital One Financial Corp. .....................      58,140
  1,639   CapitalSource, Inc. .............................       2,000
    700   CapLease, Inc. ..................................       1,379
    200   Capstead Mortgage Corp. .........................       2,148
    100   Cardinal Financial Corp. ........................         574
  1,000   Cascade Bancorp .................................       1,630
    288   Cathay General Bancorp ..........................       3,004
  4,625   CB Richard Ellis Group, Inc., Class A + .........      18,639
  3,550   CBL & Associates Properties, Inc. ...............       8,378
    650   Cedar Shopping Centers, Inc. ....................       1,131
    700   Centerline Holding Co., LP ......................         168
 14,114   Charles Schwab Corp. (The) ......................     218,767
    400   Charter Financial Corp. .........................       3,500
  2,500   Chemical Financial Corp. ........................      52,025
  2,600   Chimera Investment Corp. ........................       8,736
  5,300   Chubb Corp. .....................................     224,296
  1,594   Cincinnati Financial Corp. ......................      36,455
  5,271   CIT Group, Inc. .................................      15,022
 79,950   Citigroup, Inc. .................................     202,274
    657   Citizens Republic Bancorp, Inc. .................       1,018
    775   CME Group, Inc., Class A ........................     190,952
  2,500   CNA Financial Corp. .............................      22,900
    500   CNA Surety Corp. + ..............................       9,220
    750   CoBiz Financial, Inc. ...........................       3,937
  1,000   Cogdell Spencer, Inc. ...........................       5,100
    350   Cohen & Steers, Inc. ............................       3,906
    950   Colonial BancGroup, Inc. (The) ..................         855
    429   Colonial Properties Trust .......................       1,634
    276   Columbia Banking System, Inc. ...................       1,766
  2,273   Comerica, Inc. ..................................      41,619
    563   Community Bancorp + .............................       1,098
    100   Community Trust Bancorp, Inc. ...................       2,675
    200   CompuCredit Corp. + .............................         490
    400   Conseco, Inc. + .................................         368
    650   Corporate Office Properties Trust ...............      16,139
    800   Corus Bankshares, Inc. ..........................         216
    500   Crawford & Co., Class B + .......................       3,360
  1,300   Credit Acceptance Corp. + .......................      27,807
    450   Cullen/Frost Bankers, Inc. ......................      21,123
  4,250   DCT Industrial Trust, Inc. ......................      13,473
     23   Deerfield Capital Corp. .........................          23
    322   Delphi Financial Group, Inc., Class A ...........       4,334
    451   Developers Diversified Realty Corp. .............         961
    400   DiamondRock Hospitality Co. .....................       1,604
    500   Digital Realty Trust, Inc. ......................      16,590

Shares                                                            Value
-----                                                             -----
FINANCIALS -- 12.1% (CONTINUED)
  1,000   Dime Community Bancshares .......................  $    9,380
  5,925   Discover Financial Services .....................      37,387
  1,100   Donegal Group, Inc., Class A ....................      16,907
  2,600   Douglas Emmett, Inc. ............................      19,214
  3,101   Duke Realty Corp. ...............................      17,055
  1,087   E*Trade Financial Corp. + .......................       1,391
  3,000   East West Bancorp, Inc. .........................      13,710
  2,825   Eaton Vance Corp. ...............................      64,551
  1,000   Education Realty Trust, Inc. ....................       3,490
    200   Encore Capital Group, Inc. + ....................         906
     50   Enterprise Financial Services Corp. .............         488
  2,500   Equity One, Inc. ................................      30,475
  4,279   Equity Residential ..............................      78,520
    500   Everest Re Group, Ltd. ..........................      35,400
    500   Extra Space Storage, Inc. .......................       2,755
  9,725   Fannie Mae ......................................       6,807
  3,000   FBL Financial Group, Inc., Class A ..............      12,450
    400   Federal Realty Investment Trust .................      18,400
  1,200   Federated Investors, Inc., Class B ..............      26,712
  1,000   FelCor Lodging Trust, Inc. ......................       1,360
  2,100   FFD Financial Corp. .............................      22,050
  2,791   Fidelity National Financial, Inc., Class A ......      54,452
 11,201   Fifth Third Bancorp .............................      32,707
  1,200   Financial Institutions, Inc. ....................       9,144
    100   First Acceptance Corp. + ........................         242
    992   First American Corp. ............................      26,298
    300   First Bancorp ...................................       3,591
  2,500   First Bancorp ...................................      10,650
  1,050   First Cash Financial Services, Inc. + ...........      15,666
    425   First Community Bancshares, Inc. ................       4,960
    100   First Financial Corp. ...........................       3,690
  4,688   First Horizon National Corp. ....................      50,351
    650   First Industrial Realty Trust, Inc. .............       1,592
     50   First Marblehead Corp. (The) + ..................          65
  2,500   First Midwest Bancorp, Inc. .....................      21,475
  4,808   First Niagara Financial Group, Inc. .............      52,407
    800   First Potomac Realty Trust ......................       5,880
    200   First State Bancorporation ......................         282
    200   Flagstar Bancorp, Inc. + ........................         150
  1,150   Flagstone Reinsurance Holdings, Ltd. ............       8,958
  2,500   FNB Corp. .......................................      19,175
  1,100   Forest City Enterprises, Inc., Class A ..........       3,960
  1,000   Forestar Group, Inc. + ..........................       7,650
  5,800   Fortress Investment Group LLC, Class A ..........      14,558
    350   Franklin Bank Corp. + ...........................           5
  1,750   Franklin Resources, Inc. ........................      94,273
  1,050   Franklin Street Properties Corp. ................      12,915
  5,725   Freddie Mac .....................................       4,351
    150   Fremont General Corp. + .........................           9
     85   Friedman Billings Ramsey Group, Inc., Class A + .          17
  5,034   Fulton Financial Corp. ..........................      33,375
    440   FX Real Estate and Entertainment, Inc. + ........          71
    450   General Growth Properties, Inc. .................         319
  4,950   Genworth Financial, Inc., Class A ...............       9,405
  3,500   Getty Realty Corp. ..............................      64,225
  1,000   GFI Group, Inc. .................................       3,210
  3,500   GLG Partners, Inc. ..............................       9,940
    800   Glimcher Realty Trust ...........................       1,120
  6,320   Goldman Sachs Group, Inc. (The) .................     670,046
    435   Gramercy Capital Corp. ..........................         422
    338   Green Bankshares, Inc. ..........................       2,974
    800   Greenlight Capital Re, Ltd., Class A + ..........      12,776
    300   Grubb & Ellis Co. ...............................         189
  1,000   Guaranty Bancorp + ..............................       1,750
    708   Guaranty Financial Group, Inc. + ................         743
    100   Hallmark Financial Services + ...................         693

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
FINANCIALS -- 12.1% (CONTINUED)
    550   Hanmi Financial Corp. ...........................    $    715
  1,400   Hanover Insurance Group, Inc. (The) .............      40,348
  2,500   Harleysville Group, Inc. ........................      79,525
  7,150   Hartford Financial Services Group, Inc. .........      56,128
  1,175   HCC Insurance Holdings, Inc. ....................      29,598
  3,625   HCP, Inc. .......................................      64,706
  2,700   Health Care REIT, Inc. ..........................      82,593
     50   Heritage Commerce Corp. .........................         262
    700   Hersha Hospitality Trust ........................       1,330
    650   Highwoods Properties, Inc. ......................      13,923
    800   Horace Mann Educators Corp. .....................       6,696
  1,000   Hospitality Properties Trust ....................      12,000
  9,300   Host Hotels & Resorts, Inc. .....................      36,456
  3,675   HRPT Properties Trust ...........................      11,723
  7,126   Hudson City Bancorp, Inc. .......................      83,303
  9,851   Huntington Bancshares, Inc. .....................      16,353
     85   IMPAC Mortgage Holdings, Inc. ...................          15
  1,200   Imperial Capital Bancorp, Inc. ..................       1,320
    150   Independent Bank Corp. ..........................         351
  2,225   IndyMac Bancorp, Inc. + .........................         125
    300   Inland Real Estate Corp. ........................       2,127
  1,575   IntercontinentalExchange, Inc. + ................     117,290
    500   International Assets Holding Corp. + ............       5,095
    550   Intervest Bancshares Corp., Class A .............       1,183
  7,200   Invesco, Ltd. ...................................      99,792
    500   Investment Technology Group, Inc. + .............      12,760
  2,500   Investors Bancorp, Inc. + .......................      21,175
    300   Investors Real Estate Trust .....................       2,958
    100   Irwin Financial Corp. + .........................         195
  1,564   iStar Financial, Inc. ...........................       4,395
  3,475   Janus Capital Group, Inc. .......................      23,109
  4,500   Jefferies Group, Inc. ...........................      62,100
     28   JER Investors Trust, Inc. .......................          18
 55,559   JPMorgan Chase & Co. ............................   1,476,758
    600   Kearny Financial Corp. ..........................       6,288
  7,473   Keycorp .........................................      58,813
  5,525   Kimco Realty Corp. ..............................      42,101
    800   Kite Realty Group Trust .........................       1,960
    800   KKR Financial Holdings LLC ......................         712
  2,900   Knight Capital Group, Inc., Class A + ...........      42,746
    200   LaBranche & Co., Inc. + .........................         748
  1,000   LaSalle Hotel Properties ........................       5,840
  1,200   Lazard, Ltd., Class A ...........................      35,280
  1,200   Legg Mason, Inc. ................................      19,080
  4,005   Leucadia National Corp. .........................      59,635
  1,450   Lexington Realty Trust ..........................       3,451
    950   Liberty Property Trust ..........................      17,993
  6,500   Lincoln National Corp. ..........................      43,485
  5,700   Loews Corp. .....................................     125,970
  1,200   M&T Bank Corp. ..................................      54,288
     25   Macerich Co. (The) ..............................         157
  1,000   Maguire Properties, Inc. ........................         720
    700   Market Leader, Inc. + ...........................       1,029
  7,670   Marsh & McLennan, Inc. ..........................     155,318
  2,732   Marshall & Ilsley Corp. .........................      15,381
    244   MB Financial, Inc. ..............................       3,318
  3,400   MBIA, Inc. + ....................................      15,572
  1,000   Meadowbrook Insurance Group, Inc. ...............       6,100
    600   Medallion Financial Corp. .......................       4,446
    500   Medical Properties Trust, Inc. ..................       1,825
  7,321   MetLife, Inc. ...................................     166,699
    100   MF Global, Ltd. + ...............................         423
  4,200   MFA Mortgage Investments, Inc. ..................      24,696
    600   MGIC Investment Corp. ...........................         852
    100   Mid-America Apartment Communities, Inc. .........       3,083
    250   Midwest Banc Holdings, Inc. .....................         252



Shares                                                            Value
-----                                                             -----
FINANCIALS -- 12.1% (CONTINUED)
  2,575   Moody's Corp. ................................... $    59,019
 13,525   Morgan Stanley ..................................     307,964
    600   Nara Bancorp, Inc. ..............................       1,764
  2,450   NASDAQ OMX Group, Inc. + ........................      47,971
    400   National Interstate Corp. .......................       6,764
    850   Nationwide Health Properties, Inc. ..............      18,861
  5,812   New York Community Bancorp, Inc. ................      64,920
  1,100   NewAlliance Bancshares, Inc. ....................      12,914
    350   Newcastle Investment Corp. ......................         227
     50   North Valley Bancorp ............................         216
  3,950   Northern Trust Corp. ............................     236,289
    156   NorthStar Realty Finance Corp. ..................         362
    900   Northwest Bancorp, Inc. .........................      15,210
  2,250   NYSE Euronext ...................................      40,275
    300   Ocwen Financial Corp. + .........................       3,429
  5,912   Old Republic International Corp. ................      63,968
    400   Old Second Bancorp, Inc. ........................       2,540
    800   Omega Healthcare Investors, Inc. ................      11,264
  2,500   OneBeacon Insurance Group, Ltd., Class A ........      24,150
    432   Oriental Financial Group, Inc. ..................       2,108
  3,000   Oritani Financial Corp. + .......................      42,000
    283   Pacific Capital Bancorp NA ......................       1,916
  2,700   Parkway Properties, Inc. ........................      27,810
    400   PartnerRe, Ltd. .................................      24,828
  1,000   Penn Treaty American Corp. + ....................         120
  3,347   People's United Financial, Inc. .................      60,146
    123   PHH Corp. + .....................................       1,728
  2,150   Phoenix Cos., Inc. (The) ........................       2,516
  2,684   Plum Creek Timber Co., Inc. .....................      78,024
     25   PMI Group, Inc. .................................          15
  4,475   Popular, Inc. ...................................       9,755
  1,000   Preferred Bank ..................................       5,240
  1,717   Presidential Life Corp. .........................      13,375
    100   Primus Guaranty, Ltd. + .........................         157
  6,600   Principal Financial Group, Inc. .................      53,988
  2,500   PrivateBancorp, Inc. ............................      36,150
    265   ProAssurance Corp. + ............................      12,354
  9,725   Progressive Corp. (The) .........................     130,704
  2,844   ProLogis ........................................      18,486
  1,750   Protective Life Corp. ...........................       9,188
    800   Provident Bankshares Corp. ......................       5,640
  1,050   Provident New York Bancorp ......................       8,977
  6,450   Prudential Financial, Inc. ......................     122,679
  1,639   Public Storage ..................................      90,555
    500   Pzena Investment Management, Inc., Class A ......         955
     70   Radian Group, Inc. ..............................         127
    200   RAIT Financial Trust ............................         244
  1,000   Ramco-Gershenson Properties Trust ...............       6,450
  2,700   Raymond James Financial, Inc. ...................      53,190
  1,001   Rayonier, Inc. ..................................      30,250
  4,000   Realty Income Corp. .............................      75,280
    700   Redwood Trust, Inc. .............................      10,745
  1,825   Regency Centers Corp. ...........................      48,490
 10,706   Regions Financial Corp. .........................      45,608
  1,500   Reinsurance Group of America, Inc., Class A .....      48,585
     50   Renasant Corp. ..................................         628
  2,915   Republic Bancorp, Inc., Class A .................      54,423
    250   Resource America, Inc., Class A .................         998
    200   Resource Capital Corp. ..........................         608
  2,500   Riskmetrics Group, Inc. + .......................      35,725
    200   Roma Financial Corp. ............................       2,590
    600   Santander BanCorp ...............................       4,728
    200   Saul Centers, Inc. ..............................       4,594
    700   SeaBright Insurance Holdings, Inc. + ............       7,322

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

FINANCIALS -- 12.1% (CONTINUED)
    750   Seacoast Banking Corp of Florida ................  $    2,272
  3,950   Senior Housing Properties Trust .................      55,379
  3,903   Simon Property Group, Inc. ......................     135,200
    397   SL Green Realty Corp. ...........................       4,288
  5,900   SLM Corp. + .....................................      29,205
    150   South Financial Group, Inc. (The) ...............         165
  1,000   Southern Missouri Bancorp, Inc. .................      10,550
     50   Southwest Bancorp, Inc. .........................         469
  2,200   St. Joe Co. (The) + .............................      36,828
    490   StanCorp Financial Group, Inc. ..................      11,162
  3,000   State Auto Financial Corp. ......................      52,800
  6,715   State Street Corp. ..............................     206,688
     50   Sterling Bancorp, Class N .......................         495
  1,100   Sterling Bancshares, Inc. .......................       7,194
    394   Sterling Financial Corp. ........................         816
    300   Stewart Information Services Corp. ..............       5,850
    100   Strategic Hotels & Resorts, Inc. ................          69
     50   Suffolk Bancorp .................................       1,300
    783   Sun Bancorp, Inc. + .............................       4,064
  3,500   Sun Communities, Inc. ...........................      41,405
  1,095   Sunstone Hotel Investors, Inc. ..................       2,880
  4,580   SunTrust Banks, Inc. ............................      53,769
    150   Superior Bancorp + ..............................         600
    690   Susquehanna Bancshares, Inc. ....................       6,438
    650   SVB Financial Group + ...........................      13,006
  4,331   Synovus Financial Corp. .........................      14,076
  4,525   T Rowe Price Group, Inc. ........................     130,592
    500   Taubman Centers, Inc. ...........................       8,520
    500   Taylor Capital Group, Inc. ......................       2,225
  1,400   TCF Financial Corp. .............................      16,464
  2,825   TD Ameritrade Holding Corp. + ...................      39,013
     50   Tejon Ranch Co. + ...............................       1,033
    400   Texas Capital Bancshares, Inc. + ................       4,504
  1,550   TFS Financial Corp. .............................      18,802
    700   Thinkorswim Group, Inc. + .......................       6,048
    200   Thomas Weisel Partners Group, Inc. + ............         716
    225   Thornburg Mortgage, Inc. + ......................          11
  1,200   Torchmark Corp. .................................      31,476
    100   TowneBank .......................................       1,633
    100   TradeStation Group, Inc. + ......................         660
  8,459   Travelers Cos., Inc. (The) ......................     343,774
     90   Tree.com, Inc. + ................................         416
    950   Triad Guaranty, Inc. + ..........................         152
    400   Trico Bancshares ................................       6,696
    208   Trustco Bank Corp. ..............................       1,252
 24,809   U.S. Bancorp ....................................     362,459
  2,425   UCBH Holdings, Inc. .............................       3,662
  4,228   UDR, Inc. .......................................      36,403
    260   UMB Financial Corp. .............................      11,047
    650   United America Indemnity, Ltd., Class A + .......       2,613
  2,340   United Community Banks, Inc. ....................       9,734
    317   United Community Financial Corp. ................         384
    403   United Financial Bankcorp, Inc. .................       5,275
  2,800   United Fire & Casualty Co. ......................      61,488
    400   United PanAm Financial Corp. + ..................         580
    306   United Security Bancshares ......................       2,252
    350   Unitrin, Inc. ...................................       4,893
    200   Universal Health Realty Income Trust ............       5,846
  7,107   Unum Group ......................................      88,838
  3,500   Urstadt Biddle Properties, Inc., Class A ........      46,970
    937   U-Store-It Trust ................................       1,893
  1,507   Valley National Bancorp .........................      18,642
  3,275   Ventas, Inc. ....................................      74,048
     25   Vineyard National Bancorp .......................           4
    565   Virginia Commerce Bancorp + .....................       2,141
    157   Virtus Investment Partners, Inc. + ..............       1,022
  2,231   Vornado Realty Trust                                   74,158



Shares                                                            Value
-----                                                             -----

FINANCIALS -- 12.1% (CONTINUED)
     15   W Holding Co., Inc. .............................    $    136
  2,187   W.R. Berkley Corp. ..............................      49,317
    300   Waddell & Reed Financial, Inc., Class A .........       5,421
  4,033   Washington Federal, Inc. ........................      53,599
    250   Washington Real Estate Investment Trust .........       4,325
    400   Washington Trust Bancorp, Inc. ..................       6,500
    550   Waterstone Financial, Inc. + ....................       1,122
  1,900   Weingarten Realty Investors .....................      18,088
 58,423   Wells Fargo & Co. ...............................     831,944
    550   Western Alliance Bancorp + ......................       2,508
    200   Westfield Financial, Inc. .......................       1,760
  1,675   Whitney Holding Corp. ...........................      19,179
  3,200   Wilmington Trust Corp. ..........................      31,008
    700   Wilshire Bancorp, Inc. ..........................       3,612
     10   WP Stewart & Co., Ltd. + ........................          27
  3,925   XL Capital, Ltd., Class A .......................      21,430
  1,630   Zions Bancorporation ............................      16,023
    400   ZipRealty, Inc. + ...............................       1,168
                                                           ------------
                                                             16,099,362
                                                           ------------
HEALTH CARE -- 13.9%
  2,500   Abaxis, Inc. + ..................................      43,100
 23,200   Abbott Laboratories .............................   1,106,640
    100   Abraxis Bioscience, Inc. + ......................       4,768
    100   Acadia Pharmaceuticals, Inc. + ..................          95
    100   ADAM, Inc. + ....................................         266
    100   Adolor Corp. + ..................................         204
  6,700   Aetna, Inc. .....................................     163,011
    200   Affymetrix, Inc. + ..............................         654
    300   Air Methods Corp. + .............................       5,073
    400   Akorn, Inc. + ...................................         344
    700   Albany Molecular Research, Inc. + ...............       6,601
  1,000   Alexion Pharmaceuticals, Inc. + .................      37,660
    650   Align Technology, Inc. + ........................       5,154
  2,500   Alkermes, Inc. + ................................      30,325
  5,480   Allergan, Inc. ..................................     261,725
    700   Alliance HealthCare Services, Inc. + ............       4,760
  2,600   Allos Therapeutics, Inc. + ......................      16,068
    100   Altus Pharmaceuticals, Inc. + ...................          22
    201   Amedisys, Inc. + ................................       5,526
    600   AMERIGROUP Corp. + ..............................      16,524
  2,540   AmerisourceBergen Corp., Class A ................      82,957
 15,202   Amgen, Inc. + ...................................     752,803
    300   Amicus Therapeutics, Inc. + .....................       2,739
    250   AMN Healthcare Services, Inc. + .................       1,275
  1,250   Amylin Pharmaceuticals, Inc. + ..................      14,687
    600   Angeion Corp. + .................................       1,296
    500   Anika Therapeutics, Inc. + ......................       2,285
    300   Arena Pharmaceuticals, Inc. + ...................         903
    400   Artes Medical, Inc. + ...........................           1
    900   Aspect Medical Systems, Inc. + ..................       3,771
    500   AspenBio Pharma, Inc. + .........................         835
    200   Atherogenics, Inc. + ............................           1
  9,288   Baxter International, Inc. ......................     475,731
    600   Beckman Coulter, Inc. ...........................      30,606
  3,975   Becton Dickinson and Co. ........................     267,279
    800   Biodel, Inc. + ..................................       4,168
    200   BioForm Medical, Inc. + .........................         244
  4,555   Biogen Idec, Inc. + .............................     238,773
  1,000   BioMarin Pharmaceutical, Inc. + .................      12,350
 21,439   Boston Scientific Corp. + .......................     170,440
 29,250   Bristol-Myers Squibb Co. ........................     641,160
  1,000   Brookdale Senior Living, Inc. ...................       5,050
  2,500   Bruker Corp. + ..................................      15,400
    200   BSD Medical Corp. + .............................         420
  1,225   C.R. Bard, Inc. .................................      97,657

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

HEALTH CARE -- 13.9% (CONTINUED)
  3,100   Cambrex Corp. + .................................  $    7,068
    100   Candela Corp. + .................................          42
    100   Capital Senior Living Corp. + ...................         244
  1,150   Caraco Pharmaceutical Laboratories,
          Ltd. + ..........................................       4,048
  4,486   Cardinal Health, Inc. ...........................     141,219
  6,450   Celgene Corp. + .................................     286,380
  1,825   Cephalon, Inc. + ................................     124,282
    650   Cerner Corp. + ..................................      28,580
  3,400   Cigna Corp. .....................................      59,806
    200   Cleveland Biolabs, Inc. + .......................         512
  1,100   Community Health Systems, Inc. + ................      16,874
    300   Conmed Corp. + ..................................       4,323
  1,450   Covance, Inc. + .................................      51,663
  2,116   Coventry Health Care, Inc. + ....................      27,381
  5,937   Covidien, Ltd. ..................................     197,346
    500   Cubist Pharmaceuticals, Inc. + ..................       8,180
    100   CuraGen Corp. + .................................          91
    100   CV Therapeutics, Inc. + .........................       1,988
  2,500   Cyberonics, Inc. + ..............................      33,175
  2,900   Cynosure, Inc., Class A + .......................      17,661
  2,600   Cytori Therapeutics, Inc. + .....................       4,472
  2,475   DaVita, Inc. + ..................................     108,776
    200   Dendreon Corp. + ................................         840
  2,075   DENTSPLY International, Inc. ....................      55,714
    100   Dialysis Corp. of America + .....................         511
    100   Dyax Corp. + ....................................         251
    550   Edwards Lifesciences Corp. + ....................      33,347
 15,295   Eli Lilly & Co. .................................     511,006
  2,700   Emergency Medical Services Corp., Class A + .....      84,753
    350   Emergent Biosolutions, Inc. + ...................       4,729
  3,500   Emergent Group, Inc. ............................      25,585
  2,500   Emeritus Corp. + ................................      16,400
  4,150   Endo Pharmaceuticals Holdings, Inc. + ...........      73,372
  1,100   eResearchTechnology, Inc. + .....................       5,786
    700   ev3, Inc. + .....................................       4,970
    800   Exelixis, Inc. + ................................       3,680
  3,000   Express Scripts, Inc., Class A + ................     138,510
     60   Facet Biotech Corp. + ...........................         570
    100   Five Star Quality Care, Inc. + ..................         104
  5,100   Forest Laboratories, Inc. + .....................     111,996
  2,500   Genoptix, Inc. + ................................      68,200
  1,375   Gen-Probe, Inc. + ...............................      62,673
     50   Gentiva Health Services, Inc. + .................         760
  4,105   Genzyme Corp. + .................................     243,796
  2,500   Geron Corp. + ...................................      11,175
 13,100   Gilead Sciences, Inc. + .........................     606,792
    450   GTx, Inc. + .....................................       4,761
  1,700   Halozyme Therapeutics, Inc. + ...................       9,282
  3,650   Health Management Associates, Inc., Class A + ...       9,417
  2,700   Health Net, Inc. + ..............................      39,096
  2,500   Healthsouth Corp. + .............................      22,200
  1,500   Healthspring, Inc. + ............................      12,555
    800   Henry Schein, Inc. + ............................      32,008
    300   Hill-Rom Holdings, Inc. .........................       2,967
     95   HLTH Corp. + ....................................         983
  2,452   Hologic, Inc. + .................................      32,097
  2,340   Hospira, Inc. + .................................      72,212
    650   Human Genome Sciences, Inc. + ...................         540
  3,000   Humana, Inc. + ..................................      78,240
    200   Hythiam, Inc. + .................................          62
  1,300   Idenix Pharmaceuticals, Inc. + ..................       4,004
  1,700   Idexx Laboratories, Inc. + ......................      58,786
  1,888   Illumina, Inc. + ................................      70,309
    100   Immtech Pharmaceuticals, Inc., Class A + ........          21



Shares                                                            Value
-----                                                             -----

HEALTH CARE -- 13.9% (CONTINUED)
  1,680   Immucor, Inc. + ................................. $    42,252
  5,000   IMS Health, Inc. ................................      62,350
    200   Incyte Corp., Ltd. + ............................         468
    600   Infinity Pharmaceuticals, Inc. + ................       4,932
  3,150   InterMune, Inc. + ...............................      51,786
    600   Intuitive Surgical, Inc. + ......................      57,216
    181   Inverness Medical Innovations, Inc. + ...........       4,820
    200   IRIS International, Inc. + ......................       2,306
    700   Isis Pharmaceuticals, Inc. + ....................      10,507
    400   Jazz Pharmaceuticals, Inc. + ....................         356
 40,885   Johnson & Johnson ...............................   2,150,551
    300   Kendle International, Inc. + ....................       6,288
    300   Keryx Biopharmaceuticals, Inc. + ................          41
    650   Kinetic Concepts, Inc. + ........................      13,728
  6,724   King Pharmaceuticals, Inc. + ....................      47,539
  4,500   KV Pharmaceutical Co., Class A + ................       7,425
  2,875   Laboratory Corp. of America Holdings + ..........     168,159
    200   LCA-Vision, Inc. ................................         582
    600   LHC Group, Inc. + ...............................      13,368
  2,833   Life Technologies Corp. + .......................      92,016
    865   LifePoint Hospitals, Inc. + .....................      18,044
    100   Ligand Pharmaceuticals, Inc., Class B + .........         298
    700   Lincare Holdings, Inc. + ........................      15,260
    200   Luminex Corp. + .................................       3,624
    500   MAKO Surgical Corp. + ...........................       3,845
    100   MannKind Corp. + ................................         348
  2,700   Maxygen, Inc. + .................................      18,360
  3,200   McKesson Corp. ..................................     112,128
    200   MDRNA, Inc. + ...................................         121
  1,825   Medarex, Inc. + .................................       9,362
  3,100   MedAssets, Inc. + ...............................      44,175
  8,648   Medco Health Solutions, Inc. + ..................     357,508
  1,500   Medicines Co. (The) + ...........................      16,260
    300   Medicis Pharmaceutical Corp., Class A ...........       3,711
    700   Mednax, Inc. + ..................................      20,629
 16,668   Medtronic, Inc. .................................     491,206
 32,258   Merck & Co., Inc. ...............................     862,901
    100   Merge Healthcare, Inc. ..........................         135
    800   Micrus Endovascular Corp. + .....................       4,776
    350   Millipore Corp. + ...............................      20,094
    400   Molina Healthcare, Inc. + .......................       7,608
  1,200   Momenta Pharmaceuticals, Inc. + .................      13,212
  3,650   Mylan, Inc. + ...................................      48,946
  2,800   Myriad Genetics, Inc. + .........................     127,316
    950   Nektar Therapeutics + ...........................       5,120
    200   Neurocrine Biosciences, Inc. + ..................         710
    300   Nighthawk Radiology Holdings, Inc. + ............         810
    100   Northstar Neuroscience, Inc. + ..................         191
    900   Oculus Innovative Sciences, Inc. + ..............       1,134
    200   Odyssey HealthCare, Inc. + ......................       1,940
  2,500   Omnicare, Inc. ..................................      61,225
  1,325   Onyx Pharmaceuticals, Inc. + ....................      37,829
    750   Orexigen Therapeutics, Inc. + ...................       1,958
  1,350   OSI Pharmaceuticals, Inc. + .....................      51,651
    300   Osiris Therapeutics, Inc. + .....................       4,140
     50   Palomar Medical Technologies, Inc. + ............         363
    450   Patterson Cos., Inc. + ..........................       8,487
    800   PDI, Inc. + .....................................       2,432
  1,700   PDL BioPharma, Inc. .............................      12,036
  4,017   PerkinElmer, Inc. ...............................      51,297
100,361   Pfizer, Inc. ....................................   1,366,917
  4,200   Pharmaceutical Product Development,
          Inc. ............................................      99,624
    400   Pozen, Inc. + ...................................       2,448
    800   Progenics Pharmaceuticals, Inc. + ...............       5,272
    200   Providence Service Corp. (The) + ................       1,376
    500   PSS World Medical, Inc. + .......................       7,175

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

HEALTH CARE -- 13.9% (CONTINUED)
    200   Pure Bioscience + ...............................    $    386
  3,125   Quest Diagnostics, Inc. .........................     148,375
  1,000   Questcor Pharmaceuticals, Inc. + ................       4,920
    700   Regeneron Pharmaceuticals, Inc. + ...............       9,702
    400   Repros Therapeutics, Inc. + .....................       2,376
    600   Res-Care, Inc. + ................................       8,736
  1,000   Resmed, Inc. + ..................................      35,340
    100   Rigel Pharmaceuticals, Inc. + ...................         614
    418   RTI Biologics, Inc. + ...........................       1,191
    500   RXi Pharmaceuticals Corp. + .....................       2,545
    700   Salix Pharmaceuticals, Ltd. + ...................       6,650
    300   Sangamo Biosciences, Inc. + .....................       1,269
    800   Savient Pharmaceuticals, Inc. + .................       3,960
 22,825   Schering-Plough Corp. ...........................     537,529
    100   Senomyx, Inc. + .................................         159
  2,700   Sepracor, Inc. + ................................      39,582
  1,500   Sequenom, Inc. + ................................      21,330
    450   Sirona Dental Systems, Inc. + ...................       6,444
    700   Skilled Healthcare Group, Inc., Class A + .......       5,747
    600   Solta Medical, Inc. + ...........................         384
    100   Somaxon Pharmaceuticals, Inc. + .................          34
  3,950   St. Jude Medical, Inc. + ........................     143,503
    650   STERIS Corp. ....................................      15,132
  5,570   Stryker Corp. ...................................     189,603
    700   Sun Healthcare Group, Inc. + ....................       5,908
    200   Symmetry Medical, Inc. + ........................       1,262
    400   Synta Pharmaceuticals Corp. + ...................         856
  1,000   Techne Corp. ....................................      54,710
    400   Telik, Inc. + ...................................         172
  6,826   Tenet Healthcare Corp. + ........................       7,918
    500   Theravance, Inc. + ..............................       8,500
  7,059   Thermo Fisher Scientific, Inc. + ................     251,795
  1,000   TranS1, Inc. + ..................................       6,090
     50   Transcend Services, Inc. + ......................         498
     80   Transcept Pharmaceuticals, Inc. + ...............         233
  3,500   Triple-S Management Corp., Class B + ............      43,120
    600   United American Healthcare Corp. + ..............         894
    300   United Therapeutics Corp. + .....................      19,827
 18,912   UnitedHealth Group, Inc. ........................     395,828
    500   Universal American Corp. + ......................       4,235
  1,500   Universal Health Services, Inc., Class B ........      57,510
    750   Valeant Pharmaceuticals International + .........      13,343
  2,600   Varian Medical Systems, Inc. + ..................      79,144
  3,600   VCA Antech, Inc. + ..............................      81,180
  2,100   Vertex Pharmaceuticals, Inc. + ..................      60,333
    800   Viropharma, Inc. + ..............................       4,200
    500   Virtual Radiologic Corp. + ......................       3,495
  3,300   Volcano Corp. + .................................      48,015
  2,100   Waters Corp. + ..................................      77,595
  1,350   Watson Pharmaceuticals, Inc. + ..................      41,998
  2,500   WellCare Health Plans, Inc. + ...................      28,125
  7,591   WellPoint, Inc. + ...............................     288,230
 20,050   Wyeth ...........................................     862,952
  2,200   Zimmer Holdings, Inc. + .........................      80,300
    300   Zymogenetics, Inc. + ............................       1,197
                                                           ------------
                                                             18,546,188
                                                           ------------
INDUSTRIALS -- 9.8%
  9,600   3M Co. ..........................................     477,312
    300   Acacia Research-Acacia Technologies + ...........       1,224
    200   Accuride Corp. + ................................          40
    240   Actuant Corp., Class A ..........................       2,479
    400   Acuity Brands, Inc. .............................       9,016
  1,100   Aecom Technology Corp. + ........................      28,688
  1,200   AeroCentury Corp. + .............................       6,684
    850   AGCO Corp. + ....................................      16,660
    200   Aircastle, Ltd. .................................         930



Shares                                                            Value
-----                                                             -----

INDUSTRIALS -- 9.8% (CONTINUED)
  1,000   Albany International Corp., Class A ............. $     9,050
    350   Alexander & Baldwin, Inc. .......................       6,661
    150   Alliant Techsystems, Inc. + .....................      10,047
    450   Amerco, Inc. + ..................................      15,088
    300   American Commercial Lines, Inc. + ...............         951
  3,500   American Ecology Corp. ..........................      48,790
     50   Ameron International Corp. ......................       2,633
  1,050   AMETEK, Inc. ....................................      32,834
  4,075   AMR Corp. + .....................................      12,999
  1,500   Amrep Corp. + ...................................      23,550
    500   Apogee Enterprises, Inc. ........................       5,490
    100   Applied Energetics, Inc. + ......................          23
    200   Applied Signal Technology, Inc. .................       4,046
    300   Armstrong World Industries, Inc. + ..............       3,303
    250   Ascent Solar Technologies, Inc. + ...............       1,015
    300   Astec Industries, Inc. + ........................       7,869
    100   ATC Technology Corp. + ..........................       1,120
  1,100   Avery Dennison Corp. ............................      24,574
    592   Avis Budget Group, Inc. + .......................         539
    300   Axsys Technologies, Inc. + ......................      12,612
    300   AZZ, Inc. + .....................................       7,917
    400   Badger Meter, Inc. ..............................      11,556
    200   Baker (Michael) Corp. + .........................       5,200
  2,500   Barnes Group, Inc. ..............................      26,725
    400   Basin Water, Inc. + .............................         352
  2,575   BE Aerospace, Inc. + ............................      22,325
  3,000   Blount International, Inc. + ....................      13,860
    900   BlueLinx Holdings, Inc. + .......................       2,349
  9,200   Boeing Co. ......................................     327,336
  3,050   Brady Corp., Class A ............................      53,771
    450   Brink's Co. (The) ...............................      11,907
    100   BTU International, Inc. + .......................         335
  1,100   Bucyrus International, Inc., Class A ............      16,698
    450   Builders FirstSource, Inc. + ....................         909
    150   Building Materials Holding Corp. + ..............          38
  4,640   Burlington Northern Santa Fe Corp. ..............     279,096
    100   C&D Technologies, Inc. + ........................         185
    500   Carlisle Cos., Inc. .............................       9,815
    100   Casella Waste Systems, Inc., Class A + ..........         171
 10,100   Caterpillar, Inc. ...............................     282,396
  1,300   CBIZ, Inc. + ....................................       9,061
    400   CDI Corp. .......................................       3,888
    400   Ceco Environmental Corp. + ......................       1,180
    300   Celadon Group, Inc. + ...........................       1,665
    800   Cenveo, Inc. + ..................................       2,600
  3,550   CH Robinson Worldwide, Inc. .....................     161,916
  1,000   Chart Industries, Inc. + ........................       7,880
  4,632   Cintas Corp. ....................................     114,503
    300   CIRCOR International, Inc. ......................       6,756
    400   CLARCOR, Inc. ...................................      10,076
    300   Coleman Cable, Inc. + ...........................         639
  1,000   Colfax Corp. + ..................................       6,870
    400   Columbus McKinnon Corp. + .......................       3,488
    900   Comfort Systems USA, Inc. .......................       9,333
    300   Commercial Vehicle Group, Inc. + ................         165
    100   Competitive Technologies, Inc. + ................         120
    750   COMSYS IT Partners, Inc. + ......................       1,657
  1,600   Continental Airlines, Inc., Class B + ...........      14,096
    450   Con-way, Inc. ...................................       8,068
  2,725   Cooper Industries, Ltd., Class A ................      70,468
    700   Copart, Inc. + ..................................      20,762
    200   Cornell, Inc. + .................................       3,274
  4,300   Corrections Corp of America + ...................      55,083
  4,250   Covanta Holding Corp. + .........................      55,632
    100   Covenant Transportation Group, Inc.,
          Class A + .......................................         196
    300   Crane Co. .......................................       5,064

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

INDUSTRIALS -- 9.8% (CONTINUED)
   6,950  CSX Corp. .......................................  $  179,657
   2,500  Cummins, Inc. ...................................      63,625
     300  Curtiss-Wright Corp. ............................       8,415
   4,018  Danaher Corp. ...................................     217,856
   6,650  Deere & Co. .....................................     218,586
   8,850  Delta Air Lines, Inc. + .........................      49,826
     200  Diamond Management & Technology
          Consultants, Inc., Class A ......................         510
     200  Document Security Systems, Inc. + ...............         328
     500  Dollar Thrifty Automotive Group, Inc. + .........         580
     900  Donaldson Co., Inc. .............................      24,156
   4,050  Dover Corp. .....................................     106,839
   2,200  Duff & Phelps Corp., Class A + ..................      34,650
     125  Dun & Bradstreet Corp. ..........................       9,625
     100  DXP Enterprises, Inc. + .........................       1,033
   1,000  Dycom Industries, Inc. + ........................       5,790
     400  Dynamic Materials Corp. .........................       3,664
   2,500  DynCorp International, Inc., Class A + ..........      33,325
     200  Eagle Bulk Shipping, Inc. .......................         850
   3,300  Eaton Corp. .....................................     121,638
  10,900  Emerson Electric Co. ............................     311,522
     700  Empire Resources, Inc. ..........................         399
     550  Encore Wire Corp. ...............................      11,787
   3,000  Ener1, Inc. + ...................................      15,510
     500  Energy Recovery, Inc. + .........................       3,800
   1,000  EnergySolutions, Inc. ...........................       8,650
      50  Ennis, Inc. .....................................         443
   1,975  Equifax, Inc. ...................................      48,289
     225  Evergreen Solar, Inc. + .........................         479
   3,925  Expeditors International of Washington,
          Inc. ............................................     111,038
     600  Exponent, Inc. + ................................      15,198
      10  ExpressJet Holdings, Inc., Class A + ............          11
   1,950  Fastenal Co. ....................................      62,702
   1,000  Federal Signal Corp. ............................       5,270
   5,482  FedEx Corp. .....................................     243,894
     750  First Advantage Corp., Class A + ................      10,335
     700  First Solar, Inc. + .............................      92,890
     200  Flanders Corp. + ................................         808
     500  Flowserve Corp. .................................      28,060
   5,200  Fluor Corp. .....................................     179,660
   1,100  Force Protection, Inc. + ........................       5,280
   2,500  Franklin Electric Co., Inc. .....................      55,325
     600  Frontier Airlines Holdings, Inc. + ..............         135
     100  Frozen Food Express Industries ..................         300
   1,425  FTI Consulting, Inc. + ..........................      70,509
     700  Fuel Tech, Inc. + ...............................       7,322
     500  FuelCell Energy, Inc. + .........................       1,200
     300  Furmanite Corp. + ...............................         933
     600  G&K Services, Inc., Class A .....................      11,346
     550  Gardner Denver, Inc. + ..........................      11,957
     200  GATX Corp. ......................................       4,046
   1,425  General Cable Corp. + ...........................      28,244
   5,040  General Dynamics Corp. ..........................     209,614
 158,646  General Electric Co. ............................   1,603,911
   1,825  Goodrich Corp. ..................................      69,149
   3,125  Gorman-Rupp Co. (The) ...........................      61,875
     487  Graco, Inc. .....................................       8,313
   2,850  GrafTech International, Ltd. + ..................      17,556
     550  Greenbrier, Inc. ................................       2,013
     350  Griffon Corp. + .................................       2,625
   2,500  GT Solar International, Inc. + ..................      16,600
     850  Hardinge, Inc. ..................................       2,372
   1,200  Harsco Corp. ....................................      26,604
     200  Herley Industries, Inc. + .......................       2,392
   1,450  Hertz Global Holdings, Inc. + ...................       5,699
     550  Hexcel Corp. + ..................................       3,613



Shares                                                            Value
-----                                                             -----
INDUSTRIALS -- 9.8% (CONTINUED)
  1,400   HI Shear Technology Corp. .......................  $    8,610
    300   Hill International, Inc. + ......................         912
  2,500   HNI Corp. .......................................      26,000
    600   Hoku Scientific, Inc. + .........................       1,536
 10,025   Honeywell International, Inc. ...................     279,297
  1,050   Horizon Lines, Inc., Class A ....................       3,181
    600   Hubbell, Inc., Class B ..........................      16,176
    400   Hurco Cos., Inc. + ..............................       4,252
    100   Huron Consulting Group, Inc. + ..................       4,243
    300   ICT Group, Inc. + ...............................       1,671
    975   IDEX Corp. ......................................      21,323
    250   IHS, Inc., Class A + ............................      10,295
  6,366   Illinois Tool Works, Inc. .......................     196,391
     50   Imperial Industries, Inc. + .....................          25
    950   Industrial Services of America, Inc. ............       4,360
  3,484   Ingersoll-Rand Co., Ltd., Class A ...............      48,079
    100   Innovative Solutions & Support, Inc. ............         423
    500   Integrated Electrical Services, Inc. + ..........       4,560
    300   Interface, Inc., Class A ........................         897
    500   Interline Brands, Inc. + ........................       4,215
    400   Intersections, Inc. + ...........................       2,132
  2,650   Iron Mountain, Inc. + ...........................      58,750
  2,700   ITT Corp. .......................................     103,869
  1,300   Jacobs Engineering Group, Inc. + ................      50,258
  1,275   JB Hunt Transport Services, Inc. ................      30,740
  3,525   JetBlue Airways Corp. + .........................      12,866
    251   John Bean Technologies Corp. ....................       2,625
    475   Joy Global, Inc. ................................      10,118
  2,450   Kadant, Inc. + ..................................      28,224
  1,323   Kansas City Southern + ..........................      16,815
  1,550   KBR, Inc. .......................................      21,405
    400   Kelly Services, Inc., Class A ...................       3,220
  2,000   Kennametal, Inc. ................................      32,420
    150   Kforce, Inc. + ..................................       1,054
    700   Kimball International, Inc., Class B ............       4,592
    387   Knight Transportation, Inc. .....................       5,867
    500   Knoll, Inc. .....................................       3,065
    100   Kratos Defense & Security Solutions,
          Inc. + ..........................................          78
  7,000   Kreisler Manufacturing Corp. + ..................      27,930
  2,775   L-3 Communications Holdings, Inc., Class 3 ......     188,145
    100   LaBarge, Inc. + .................................         837
    600   Layne Christensen Co. + .........................       9,642
    100   LECG Corp. + ....................................         254
    850   Lennox International, Inc. ......................      22,491
    200   Lindsay Corp. ...................................       5,400
  4,950   Lockheed Martin Corp. ...........................     341,699
    700   LSI Industries, Inc. ............................       3,619
  2,500   M&F Worldwide Corp. + ...........................      29,275
  5,300   Macquarie Infrastructure Co. LLC ................       7,314
  2,900   Manitowoc Co., Inc. (The) .......................       9,483
  1,928   Manpower, Inc. ..................................      60,790
  2,600   Marten Transport, Ltd. + ........................      48,568
  5,250   Masco Corp. .....................................      36,645
  2,875   McDermott International, Inc. + .................      38,496
    800   Medis Technologies, Ltd. + ......................         352
    300   Mesa Air Group, Inc. + ..........................          38
  3,150   Metalico, Inc. + ................................       5,355
    300   Mfri, Inc. + ....................................       1,905
    248   Middleby Corp. + ................................       8,043
  4,150   Monster Worldwide, Inc. + .......................      33,823
  1,050   MPS Group, Inc. + ...............................       6,247
    300   MSC Industrial Direct Co., Class A ..............       9,321
  4,900   Mueller Water Products, Inc., Class A ...........      16,170
  2,600   NACCO Industries, Inc., Class A .................      70,668
    400   Navigant Consulting, Inc. + .....................       5,228

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

INDUSTRIALS -- 9.8% (CONTINUED)
  1,500   Navistar International Corp. + .................. $    50,190
  5,000   Norfolk Southern Corp. ..........................     168,750
    200   North American Galvanizing & Coating, Inc. + ....         604
  4,250   Northrop Grumman Corp. ..........................     185,470
    100   On Assignment, Inc. + ...........................         271
    500   Orion Energy Systems, Inc. + ....................       2,205
    300   Oshkosh Corp. ...................................       2,022
  3,450   Owens Corning, Inc. + ...........................      31,188
  4,655   PACCAR, Inc. ....................................     119,913
    500   Pacer International, Inc. .......................       1,750
    550   Pall Corp. ......................................      11,236
  2,493   Parker Hannifin Corp. ...........................      84,712
  1,300   Pentair, Inc. ...................................      28,171
  2,500   Perini Corp. + ..................................      30,750
    600   Pike Electric Corp. + ...........................       5,550
  3,825   Pitney Bowes, Inc. ..............................      89,314
    200   Portec Rail Products, Inc. ......................       1,270
    200   Power-One, Inc. + ...............................         176
    250   PowerSecure International, Inc. + ...............         855
  2,100   Precision Castparts Corp. .......................     125,790
    220   PRG-Schultz International, Inc. + ...............         625
  1,000   Quanex Building Products Corp. ..................       7,600
  2,450   Quanta Services, Inc. + .........................      52,553
  3,500   Raven Industries, Inc. ..........................      72,730
  6,800   Raytheon Co. ....................................     264,792
    400   RBC Bearings, Inc. + ............................       6,112
  5,518   Republic Services, Inc., Class A ................      94,634
    200   Resources Connection, Inc. + ....................       3,016
  3,200   Robert Half International, Inc. .................      57,056
  2,500   Rockwell Automation, Inc. .......................      54,600
  3,225   Rockwell Collins, Inc. ..........................     105,264
  1,250   Roper Industries, Inc. ..........................      53,063
  3,950   RR Donnelley & Sons Co. .........................      28,953
  1,200   RSC Holdings, Inc. + ............................       6,312
     75   Rush Enterprises, Inc., Class A + ...............         669
    400   Ryder System, Inc. ..............................      11,324
    150   Saia, Inc. + ....................................       1,793
  3,000   Sauer-Danfoss, Inc. .............................       7,320
    300   Shaw Group, Inc. (The) + ........................       8,223
    300   SIFCO Industries, Inc. + ........................       1,740
  1,600   Simclar, Inc. + .................................         304
     50   Simpson Manufacturing Co., Inc. .................         901
  1,000   Skywest, Inc. ...................................      12,440
 11,218   Southwest Airlines Co. ..........................      71,010
    500   Spherion Corp. + ................................       1,040
    900   Spire Corp. + ...................................       4,257
  2,600   Spirit Aerosystems Holdings, Inc.,
          Class A + .......................................      25,922
    584   SPX Corp. .......................................      27,454
  1,350   Standard Register Co. (The) .....................       6,183
     50   Standex International Corp. .....................         460
  1,000   Steelcase, Inc., Class A ........................       5,010
  1,975   Stericycle, Inc. + ..............................      94,267
    500   Sun Hydraulics Corp. ............................       7,305
  1,000   SunPower Corp., Class A + .......................      23,780
    100   Sypris Solutions, Inc. ..........................          99
    500   TAL International Group, Inc. ...................       3,660
    200   Taser International, Inc. + .....................         936
  3,200   Team, Inc. + ....................................      37,504
    500   Tecumseh Products Co., Class A + ................       2,260
    250   Tennant Co. .....................................       2,342
    900   Terex Corp. + ...................................       8,325
    743   Tetra Tech, Inc. + ..............................      15,142
  3,500   Textainer Group Holdings, Ltd. ..................      23,625
  2,800   Textron, Inc. ...................................      16,072
  1,575   Thomas & Betts Corp. + ..........................      39,406




Shares                                                            Value
-----                                                             -----
INDUSTRIALS -- 9.8% (CONTINUED)
    600   Thomas Group, Inc. + ............................    $    492
    800   Timken Co. ......................................      11,168
    312   Titan International, Inc. .......................       1,569
    500   Toro Co. ........................................      12,090
    100   TRC, Inc. + .....................................         240
    300   Trex Co., Inc. + ................................       2,289
    100   Trimas Corp. + ..................................         175
  3,300   Trinity Industries, Inc. ........................      30,162
  2,525   TRM Corp. + .....................................         303
    800   TrueBlue, Inc. + ................................       6,600
    400   Twin Disc, Inc. .................................       2,768
  6,862   Tyco International, Ltd. ........................     134,221
  1,125   UAL Corp. + .....................................       5,040
    200   Ultralife Corp. + ...............................       1,546
  8,350   Union Pacific Corp. .............................     343,269
  9,600   United Parcel Service, Inc., Class B ............     472,512
    100   United Rentals, Inc. + ..........................         421
    150   United Stationers, Inc. + .......................       4,212
 12,144   United Technologies Corp. .......................     521,949
    400   Universal Forest Products, Inc. .................      10,644
    850   URS Corp. + .....................................      34,348
    200   US Home Systems, Inc. + .........................         400
  2,500   USG Corp. + .....................................      19,025
    500   UTEK Corp. + ....................................       3,105
    900   UTi Worldwide, Inc. .............................      10,755
    400   Viad Corp. ......................................       5,648
    300   Vicor Corp. .....................................       1,467
    750   Volt Information Sciences, Inc. + ...............       4,988
     50   Wabash National Corp. ...........................          62
    300   Wabtec Corp. ....................................       7,914
  3,875   Waste Connections, Inc. + .......................      99,588
  6,050   Waste Management, Inc. ..........................     154,880
    400   Watson Wyatt Worldwide, Inc., Class A ...........      19,748
    250   Werner Enterprises, Inc. ........................       3,780
  1,500   Woodward Governor Co. ...........................      16,770
    300   WW Grainger, Inc. ...............................      21,054
    500   Xerium Technologies, Inc. + .....................         335
    650   YRC Worldwide, Inc. + ...........................       2,919
                                                           ------------
                                                             13,063,247
                                                           ------------
INFORMATION TECHNOLOGY -- 16.7%
  5,800   3Com Corp. + ....................................      17,922
    900   3PAR, Inc. + ....................................       5,913
  8,050   Accenture, Ltd., Class A ........................     221,294
    200   Access Integrated Technologies, Inc.,
          Class A + .......................................         124
    100   Actel Corp. + ...................................       1,012
  8,938   Activision Blizzard, Inc. + .....................      93,491
    781   ADC Telecommunications, Inc. + ..................       3,429
    600   ADDvantage Technologies Group, Inc. + ...........         846
  6,884   Adobe Systems, Inc. + ...........................     147,249
    700   Adtran, Inc. ....................................      11,347
    500   Advanced Analogic Technologies, Inc. + ..........       1,800
    700   Advanced Energy Industries, Inc. + ..............       5,271
  8,050   Advanced Micro Devices, Inc. + ..................      24,552
    500   Aehr Test Systems + .............................         610
  1,000   Affiliated Computer Services, Inc.,
          Class A + .......................................      47,890
  4,746   Agilent Technologies, Inc. + ....................      72,946
    500   Agilysys, Inc. ..................................       2,150
    500   Airvana, Inc. + .................................       2,925
  2,259   Akamai Technologies, Inc. + .....................      43,825
    850   Alliance Data Systems Corp. + ...................      31,408
  4,550   Altera Corp. ....................................      79,853
    100   American Technology Corp. + .....................          74
  3,550   Amkor Technology, Inc. + ........................       9,514
  3,825   Amphenol Corp., Class A .........................     108,974

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

INFORMATION TECHNOLOGY -- 16.7% (CONTINUED)
    300   Anadigics, Inc. + ...............................    $    621
  4,750   Analog Devices, Inc. ............................      91,532
    200   Anaren, Inc. + ..................................       2,188
    700   Answers Corp. + .................................       4,536
    922   ANSYS, Inc. + ...................................      23,142
 13,800   Apple, Inc. + ...................................   1,450,656
 19,683   Applied Materials, Inc. .........................     211,592
  3,854   Arris Group, Inc. + .............................      28,404
  1,750   Arrow Electronics, Inc. + .......................      33,355
    700   Aspen Technology, Inc. + ........................       4,893
    100   Astea International, Inc. + .....................         122
    800   Atheros Communications, Inc. + ..................      11,728
  6,550   Atmel Corp. + ...................................      23,777
  3,500   Autodesk, Inc. + ................................      58,835
  7,325   Automatic Data Processing, Inc. .................     257,547
  2,000   Avid Technology, Inc. + .........................      18,280
  1,825   Avnet, Inc. + ...................................      31,956
    350   Avocent Corp. + .................................       4,249
    289   Axcelis Technologies, Inc. + ....................         110
  2,500   Bankrate, Inc. + ................................      62,375
     22   BearingPoint, Inc. + ............................           6
    300   Bel Fuse, Inc., Class B .........................       4,032
    150   Benchmark Electronics, Inc. + ...................       1,680
    150   BigBand Networks, Inc. + ........................         982
    600   Bitstream, Inc., Class A + ......................       2,670
    300   Blackbaud, Inc. .................................       3,483
  3,100   Blue Coat Systems, Inc. + .......................      37,231
  3,442   BMC Software, Inc. + ............................     113,586
    100   Brightpoint, Inc. + .............................         428
  7,265   Broadcom Corp., Class A + .......................     145,155
  1,250   Broadridge Financial Solutions, Inc. ............      23,262
  5,950   Brocade Communications Systems, Inc. + ..........      20,527
    106   Brooks Automation, Inc. + .......................         489
  6,022   CA, Inc. ........................................     106,047
  2,902   Cadence Design Systems, Inc. + ..................      12,188
    200   Callidus Software, Inc. + .......................         580
    200   Cascade Microtech, Inc. + .......................         646
    600   Catapult Communications Corp. + .................       4,182
  1,000   Checkpoint Systems, Inc. + ......................       8,970
    900   Ciber, Inc. + ...................................       2,457
  1,297   Ciena Corp. + ...................................      10,091
    400   Cirrus Logic, Inc. + ............................       1,504
 87,623   Cisco Systems, Inc. + ...........................   1,469,438
  2,625   Citrix Systems, Inc. + ..........................      59,430
  2,500   Cognex Corp. ....................................      33,375
  3,625   Cognizant Technology Solutions Corp.,
          Class A + .......................................      75,364
    400   Coherent, Inc. + ................................       6,900
  3,291   CommScope, Inc. + ...............................      37,386
    500   Commvault Systems, Inc. + .......................       5,485
  1,780   Computer Sciences Corp. + .......................      65,575
  6,125   Compuware Corp. + ...............................      40,364
    400   comScore, Inc. + ................................       4,836
    100   Comtech Telecommunications Corp. + ..............       2,477
  1,300   Concur Technologies, Inc. + .....................      24,947
    400   Constant Contact, Inc. + ........................       5,596
  3,800   Convergys Corp. + ...............................      30,704
 22,069   Corning, Inc. ...................................     292,856
    500   CPI International, Inc. + .......................       4,700
    100   Cray, Inc. + ....................................         350
  1,000   Cree, Inc. + ....................................      23,530
    100   CTS Corp. .......................................         361
  2,525   Cypress Semiconductor Corp. + ...................      17,094
    800   Daktronics, Inc. ................................       5,240
    600   Datalink Corp. + ................................       1,734
  1,500   DealerTrack Holdings, Inc. + ....................      19,650
 26,100   Dell, Inc. + ....................................     247,428



Shares                                                            Value
-----                                                             -----
INFORMATION TECHNOLOGY -- 16.7% (CONTINUED)
    403   Deltek, Inc. + ..................................  $    1,745
  2,500   DG FastChannel, Inc. + ..........................      46,925
    388   Dice Holdings, Inc. + ...........................       1,079
    850   Diebold, Inc. ...................................      18,147
    400   Digital Ally, Inc. + ............................         626
  1,000   Diodes, Inc. + ..................................      10,610
    300   Ditech Networks, Inc. + .........................         309
  1,000   DivX, Inc. + ....................................       5,030
    500   Dolby Laboratories, Inc., Class A + .............      17,055
  3,721   Earthlink, Inc. + ...............................      24,447
 15,650   eBay, Inc. + ....................................     196,564
    150   Echelon Corp. + .................................       1,213
    100   EF Johnson Technologies, Inc. + .................          75
    100   Electro Scientific Industries, Inc. + ...........         592
  5,100   Electronic Arts, Inc. + .........................      92,769
 28,779   EMC Corp. + .....................................     328,081
    500   Emcore Corp. + ..................................         375
    300   EMS Technologies, Inc. + ........................       5,238
    200   En Pointe Technologies, Inc. + ..................         414
    100   EndWave Corp. + .................................         196
    836   Entegris, Inc. + ................................         719
    200   Entorian Technologies, Inc. + ...................          46
    400   Epicor Software Corp. + .........................       1,524
    500   Exar Corp. + ....................................       3,120
    200   Extreme Networks + ..............................         304
    900   F5 Networks, Inc. + .............................      18,855
    450   Factset Research Systems, Inc. ..................      22,495
    950   Fairchild Semiconductor International,
          Inc., Class A + .................................       3,544
    900   FalconStor Software, Inc. + .....................       2,151
    200   FARO Technologies, Inc. + .......................       2,688
  2,118   Fidelity National Information Services,
          Inc. ............................................      38,548
  2,128   Fiserv, Inc. + ..................................      77,587
  1,500   FLIR Systems, Inc. + ............................      30,720
    350   Formfactor, Inc. + ..............................       6,307
  2,600   Forrester Research, Inc. + ......................      53,456
  1,700   Gartner, Inc. + .................................      18,717
    150   Gevity HR, Inc. .................................         593
     12   GigOptix, Inc. + ................................          16
    350   Global Cash Access Holdings, Inc. + .............       1,337
  1,050   Global Payments, Inc. ...........................      35,080
    200   Globecomm Systems, Inc. + .......................       1,158
    400   Glu Mobile, Inc. + ..............................         204
  3,750   Google, Inc., Class A + .........................   1,305,225
    450   GSI Commerce, Inc. + ............................       5,895
    200   Guidance Software, Inc. + .......................         816
    800   Harmonic, Inc. + ................................       5,200
  1,925   Harris Corp. ....................................      55,709
  1,300   Harris Stratex Networks, Inc., Class A + ........       5,005
 36,677   Hewlett-Packard Co. .............................   1,175,865
    200   Hittite Microwave Corp. + .......................       6,240
  3,500   Hughes Communications, Inc. + ...................      42,105
    500   Hypercom Corp. + ................................         480
    100   ID Systems, Inc. + ..............................         406
    100   iGO, Inc. + .....................................          56
     50   Ikanos Communications, Inc. + ...................          71
    200   Imergent, Inc. ..................................         900
    600   Infinera Corp. + ................................       4,440
    400   infoGROUP, Inc. .................................       1,664
  1,275   Informatica Corp. + .............................      16,907
    250   Infospace, Inc. + ...............................       1,300
  2,100   Ingram Micro, Inc., Class A + ...................      26,544
  1,760   Integrated Device Technology, Inc. + ............       8,008
    400   Integrated Silicon Solution, Inc. + .............         604
 82,666   Intel Corp. .....................................   1,244,123
    350   Interactive Intelligence, Inc. + ................       3,171

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
INFORMATION TECHNOLOGY -- 16.7% (CONTINUED)
     600  InterDigital, Inc. + ............................ $    15,492
     200  Intermec, Inc. + ................................       2,080
     371  Internap Network Services Corp. + ...............         998
  20,270  International Business Machines Corp. ...........   1,963,960
     350  International Rectifier Corp. + .................       4,728
     100  Internet Capital Group, Inc. + ..................         403
     600  Interphase Corp. + ..............................       1,800
   2,850  Intersil Corp., Class A .........................      32,775
   4,725  Intuit, Inc. + ..................................     127,575
     300  INX, Inc. + .....................................         720
   1,000  IPG Photonics Corp. + ...........................       8,420
     200  Isilon Systems, Inc. + ..........................         440
   1,200  Ixia + ..........................................       6,204
     800  IXYS Corp. ......................................       6,448
     750  j2 Global Communications, Inc. + ................      16,417
   6,100  Jabil Circuit, Inc. .............................      33,916
     550  JDA Software Group, Inc. + ......................       6,353
   4,903  JDS Uniphase Corp. + ............................      15,935
   8,565  Juniper Networks, Inc. + ........................     128,989
     100  Keithley Instruments, Inc. ......................         339
     700  Kemet Corp. + ...................................         172
     600  KEY Tronic Corp. + ..............................         570
     100  Keynote Systems, Inc. + .........................         793
   3,525  Kla-Tencor Corp. ................................      70,500
     800  Knot, Inc. (The) + ..............................       6,560
     400  Kulicke & Soffa Industries, Inc. + ..............       1,048
   2,573  L-1 Identity Solutions, Inc. + ..................      13,148
   1,425  Lam Research Corp. + ............................      32,447
     600  LaserCard Corp. + ...............................       1,464
     200  Lattice Semiconductor Corp. + ...................         276
   3,750  Lawson Software, Inc. + .........................      15,937
     200  Leadis Technology, Inc. + .......................         118
     100  LeCroy Corp. + ..................................         314
     559  Lender Processing Services, Inc. ................      17,111
   1,875  Lexmark International, Inc., Class A + ..........      31,631
     400  Limelight Networks, Inc. + ......................       1,340
   3,925  Linear Technology Corp. .........................      90,197
   1,450  Liquidity Services, Inc. + ......................      10,135
     100  LiveWire Mobile, Inc. + .........................          12
     193  Local.com Corp. + ...............................         459
     200  LoJack Corp. + ..................................         906
     700  LoopNet, Inc. + .................................       4,256
     300  Loral Space & Communications, Inc. + ............       6,408
  10,910  LSI Corp. + .....................................      33,166
      50  Magma Design Automation, Inc. + .................          38
     100  Majesco Entertainment Co. + .....................         148
     600  MakeMusic, Inc. + ...............................       1,440
   1,598  Manhattan Associates, Inc. + ....................      27,677
     200  Marchex, Inc., Class B ..........................         688
   6,750  Marvell Technology Group, Ltd. + ................      61,830
   1,325  Mastercard, Inc., Class A .......................     221,911
     400  Mattson Technology, Inc. + ......................         336
   4,000  Maxim Integrated Products, Inc. .................      52,840
   2,450  McAfee, Inc. + ..................................      82,075
     200  Measurement Specialties, Inc. + .................         818
   2,075  MEMC Electronic Materials, Inc. + ...............      34,217
     100  Mercury Computer Systems, Inc. + ................         553
     500  Merix Corp. + ...................................         140
   1,502  Metavante Technologies, Inc. + ..................      29,980
     400  Methode Electronics, Inc. .......................       1,432
     600  Micrel, Inc. ....................................       4,224
   3,637  Microchip Technology, Inc. ......................      77,068
  11,052  Micron Technology, Inc. + .......................      44,871
   1,400  Micronetics, Inc. + .............................       3,290
     200  Micros Systems, Inc. + ..........................       3,750
     650  Microsemi Corp. + ...............................       7,540
 116,840  Microsoft Corp. .................................   2,146,351



Shares                                                            Value
-----                                                             -----

INFORMATION TECHNOLOGY -- 16.7% (CONTINUED)
    400   MicroStrategy, Inc., Class A + .................. $    13,676
    900   Midway Games, Inc. + ............................          68
    200   MIPS Technologies, Inc., Class A + ..............         586
  2,675   Molex, Inc. .....................................      36,755
    300   MoneyGram International, Inc. + .................         354
  1,000   Monolithic Power Systems, Inc. + ................      15,500
    100   MoSys, Inc. + ...................................         190
 30,766   Motorola, Inc. ..................................     130,140
      4   Move, Inc. + ....................................           6
  2,500   Multi-Fineline Electronix, Inc. + ...............      42,100
    200   Nanometrics, Inc. + .............................         240
    900   NAPCO Security Technologies, Inc. + .............         936
  1,475   National Instruments Corp. ......................      27,509
  2,825   National Semiconductor Corp. ....................      29,013
    200   NaviSite, Inc. + ................................          80
  2,500   NCI, Inc., Class A + ............................      65,000
  1,925   NCR Corp. + .....................................      15,304
  5,850   NetApp, Inc. + ..................................      86,814
  1,000   Netgear, Inc. + .................................      12,050
    500   NetList, Inc. + .................................          95
    500   Netlogic Microsystems, Inc. + ...................      13,740
    400   Netscout Systems, Inc. + ........................       2,864
  1,500   NetSuite, Inc. + ................................      16,890
    100   Network Equipment Technologies, Inc. + ..........         354
    750   NeuStar, Inc., Class A + ........................      12,563
    200   Newport Corp. + .................................         884
  1,000   NIC, Inc. .......................................       5,200
     50   Novatel Wireless, Inc. + ........................         281
  3,859   Novell, Inc. + ..................................      16,439
    923   Novellus Systems, Inc. + ........................      15,349
  2,050   Nuance Communications, Inc. + ...................      22,263
    100   NVE Corp. + .....................................       2,881
  6,825   Nvidia Corp. + ..................................      67,294
    600   Occam Networks, Inc. + ..........................       1,578
    147   Omniture, Inc. + ................................       1,939
    500   Omnivision Technologies, Inc. + .................       3,360
  9,605   ON Semiconductor Corp. + ........................      37,460
    100   Online Resources Corp. + ........................         421
    311   Openwave Systems, Inc. + ........................         302
    100   Opnet Technologies, Inc. + ......................         867
     50   Opnext, Inc. + ..................................          85
    700   Optelecom-NKF, Inc. + ...........................       2,205
 56,930   Oracle Corp. ....................................   1,028,725
    200   OSI Systems, Inc. + .............................       3,052
    100   Overland Storage, Inc. + ........................          30
    480   Palm, Inc. + ....................................       4,138
    100   PAR Technology Corp. + ..........................         514
  2,740   Parametric Technology Corp. + ...................      27,345
    200   Parkervision, Inc. + ............................         338
  5,150   Paychex, Inc. ...................................     132,200
    400   PC Mall, Inc. + .................................       1,816
  1,650   Pegasystems, Inc. ...............................      30,641
    100   Pericom Semiconductor Corp. + ...................         731
    850   Perot Systems Corp., Class A + ..................      10,948
      8   Pfsweb, Inc. + ..................................           8
    100   Phoenix Technologies, Ltd. + ....................         162
    100   Photronics, Inc. + ..............................          96
     33    Pixelworks, Inc. + .............................          20
    100   Planar Systems, Inc. + ..........................          68
    350   Plantronics, Inc. ...............................       4,224
    100   PLATO Learning, Inc. + ..........................         178
  2,850   Plexus Corp. + ..................................      39,387
    100   PLX Technology, Inc. + ..........................         217
  3,325   PMC - Sierra, Inc. + ............................      21,214
    950   Polycom, Inc. + .................................      14,621
    380   Powerwave Technologies, Inc. + ..................         226
    400   QAD, Inc. .......................................       1,012

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

INFORMATION TECHNOLOGY -- 16.7% (CONTINUED)
  4,150   QLogic Corp. + .................................. $    46,148
 23,725   QUALCOMM, Inc. ..................................     923,140
  2,800   Rackspace Hosting, Inc. + .......................      20,972
    100   Radiant Systems, Inc. + .........................         441
  1,000   Rambus, Inc. + ..................................       9,460
  2,726   RealNetworks, Inc. + ............................       6,352
  1,490   Red Hat, Inc. + .................................      26,582
    600   Relm Wireless Corp. + ...........................         324
     89   Remec, Inc. .....................................          67
    600   Renaissance Learning, Inc. ......................       5,382
    727   RF Micro Devices, Inc. + ........................         967
  2,700   RightNow Technologies, Inc. + ...................      20,439
    340   Rudolph Technologies, Inc. + ....................       1,030
  2,400   S1 Corp. + ......................................      12,360
  2,025   SAIC, Inc. + ....................................      37,807
  2,000   Salesforce.com, Inc. + ..........................      65,460
  2,025   SanDisk Corp. + .................................      25,616
  2,001   Sanmina-SCI Corp. + .............................         610
  2,650   Sapient Corp. + .................................      11,845
  1,000   SAVVIS, Inc. + ..................................       6,190
  7,059   Seagate Technology ..............................      42,425
    100   Semitool, Inc. + ................................         278
    500   Semtech Corp. + .................................       6,675
  1,400   Sento Corp. + ...................................          11
    300   ShoreTel, Inc. + ................................       1,293
    100   Silicon Image, Inc. + ...........................         240
    100   Silicon Storage Technology, Inc. + ..............         165
    600   Simulations Plus, Inc. + ........................         540
    350   SiRF Technology Holdings, Inc. + ................         805
  4,907   Skyworks Solutions, Inc. + ......................      39,550
    200   Smart Modular Technologies WWH, Inc. + ..........         276
    300   Smith Micro Software, Inc. + ....................       1,569
    200   Soapstone Networks, Inc. + ......................         716
  1,300   Solera Holdings, Inc. + .........................      32,214
    200   Sonic Solutions, Inc. + .........................         240
    400   SonicWALL, Inc. + ...............................       1,784
  4,725   Sonus Networks, Inc. + ..........................       7,418
    500   Spansion, Inc., Class A + .......................          65
    700   SRA International, Inc., Class A + ..............      10,290
  2,500   Standard Microsystems Corp. + ...................      46,500
  3,000   Starent Networks Corp. + ........................      47,430
    200    STEC, Inc. + ...................................       1,474
  1,000   SuccessFactors, Inc. + ..........................       7,630
 11,450   Sun Microsystems, Inc. + ........................      83,814
  1,150   Sybase, Inc. + ..................................      34,834
  2,900   Sycamore Networks, Inc. + .......................       7,743
 12,983   Symantec Corp. + ................................     193,966
    100   Symmetricom, Inc. + .............................         350
    700   Symyx Technologies + ............................       3,115
    800   SYNNEX Corp. + ..................................      15,736
  2,917   Synopsys, Inc. + ................................      60,469
    300   Syntel, Inc. ....................................       6,174
    550   Take-Two Interactive Software, Inc. .............       4,592
    800   TechTarget, Inc. + ..............................       1,920
  2,500   TeleCommunication Systems, Inc., Class A + ......      22,925
  1,000   TeleTech Holdings, Inc. + .......................      10,890
  6,404   Tellabs, Inc. + .................................      29,330
  2,400   Teradata Corp. + ................................      38,928
  1,425   Teradyne, Inc. + ................................       6,242
    200   Terremark Worldwide, Inc. + .....................         538
  1,600   Tessco Technologies, Inc. + .....................      12,416
    400   Tessera Technologies, Inc. + ....................       5,348
 20,072   Texas Instruments, Inc. .........................     331,389
  1,000   THQ, Inc. + .....................................       3,040
  1,425   TIBCO Software, Inc. + ..........................       8,365



Shares                                                            Value
-----                                                             -----
INFORMATION TECHNOLOGY -- 16.7% (CONTINUED)
    800   TiVo, Inc. + ....................................  $    5,632
    200   TNS, Inc. + .....................................       1,636
  1,937   Total System Services, Inc. .....................      26,750
    700   Travelzoo, Inc. + ...............................       4,417
    150   Trident Microsystems, Inc. + ....................         219
  2,067   Trimble Navigation, Ltd. + ......................      31,584
    500   Trio Tech International + .......................         775
  3,100   TriQuint Semiconductor, Inc. + ..................       7,657
    100   Trx, Inc. + .....................................          29
    200   TTM Technologies, Inc. + ........................       1,160
  6,437   Tyco Electronics, Ltd. ..........................      71,064
    400   Ultimate Software Group, Inc. + .................       6,904
    700   Unica Corp. + ...................................       3,381
  1,570   Unisys Corp. + ..................................         832
  2,500   United Online, Inc. .............................      11,150
    700   Universal Display Corp. + .......................       6,419
    200   Utstarcom, Inc. + ...............................         156
  2,505   Valueclick, Inc. + ..............................      21,317
    850   Varian Semiconductor Equipment
          Associates, Inc. + ..............................      18,411
    450   VASCO Data Security International, Inc. + .......       2,597
    900   VeriFone Holdings, Inc. + .......................       6,120
  3,916   VeriSign, Inc. + ................................      73,895
    425   Vicon Industries, Inc. + ........................       2,261
     50   Vignette Corp. + ................................         334
    200   Virage Logic Corp. + ............................         650
  5,550   Visa, Inc., Class A .............................     308,580
  2,606   Vishay Intertechnology, Inc. + ..................       9,069
    300   Volterra Semiconductor Corp. + ..................       2,532
    200   Web.com Group, Inc. + ...........................         664
    250   WebMD Health Corp., Class A + ...................       5,575
    300   WebMediaBrands, Inc. + ..........................         120
  2,025   Western Digital Corp. + .........................      39,163
 10,354   Western Union Co. (The) .........................     130,150
    200   Wireless Ronin Technologies, Inc. + .............         400
    200   Wireless Xcessories Group + .....................         200
    100   WPCS International, Inc. + ......................         192
 11,450   Xerox Corp. .....................................      52,098
  3,775   Xilinx, Inc. ....................................      72,329
    900   X-Rite, Inc. + ..................................         936
 19,000   Yahoo!, Inc. + ..................................     243,390
  1,025   Zebra Technologies Corp., Class A + .............      19,495
    800   Zoran Corp. + ...................................       7,040
  1,000   Zygo Corp. + ....................................       4,590
                                                           ------------
                                                             22,305,226
                                                           ------------
MATERIALS -- 3.4%
    126   AbitibiBowater, Inc. + ..........................          69
  2,400   Air Products & Chemicals, Inc. ..................     135,000
  1,020   Airgas, Inc. ....................................      34,486
    875   AK Steel Holding Corp. ..........................       6,230
  1,000   Albemarle Corp. .................................      21,770
 11,298   Alcoa, Inc. .....................................      82,927
  1,650   Allegheny Technologies, Inc. ....................      36,185
    500   AM Castle & Co. .................................       4,460
    400   American Vanguard Corp. .........................       5,160
    950   Aptargroup, Inc. ................................      29,583
     50   Arch Chemicals, Inc. ............................         948
    517   Ashland, Inc. ...................................       5,341
    200   Ball Corp. ......................................       8,680
  1,350   Bemis Co., Inc. .................................      28,310
  2,500   Brush Engineered Materials, Inc. + ..............      34,675
    300   Buckeye Technologies, Inc. + ....................         639
  1,400   Cabot Corp. .....................................      14,714
  1,000   Celanese Corp., Ser A, Class A ..................      13,370
  4,800   Century Aluminum Co. + ..........................      10,128
  1,400   CF Industries Holdings, Inc. ....................      99,582

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----

MATERIALS -- 3.4% (CONTINUED)
    270   Chemtura Corp. ..................................     $    13
  1,700   Cliffs Natural Resources, Inc. ..................      30,872
  2,200   Coeur d'Alene Mines Corp. + .....................       2,068
  2,800   Commercial Metals Co. ...........................      32,340
  1,800   Core Molding Technologies, Inc. + ...............       2,520
  3,500   Crown Holdings, Inc. + ..........................      79,555
  2,700   Deltic Timber Corp. .............................     106,407
  2,600   Domtar Corp. + ..................................       2,470
 11,861   Dow Chemical Co. (The) ..........................      99,988
    400   Eastman Chemical Co. ............................      10,720
  3,600   Ecolab, Inc. ....................................     125,028
 13,150   EI Du Pont de Nemours & Co. .....................     293,640
  1,000   Ferro Corp. .....................................       1,430
  6,101   Freeport-McMoRan Copper & Gold, Inc. ............     232,509
  1,000   Friedman Industries .............................       4,950
    800   Glatfelter ......................................       4,992
    400   Graphic Packaging Holding Co. + .................         348
    400   HB Fuller Co. ...................................       5,200
  4,300   Headwaters, Inc. + ..............................      13,502
  5,000   Hecla Mining Co. + ..............................      10,000
    300   Horsehead Holding Corp. + .......................       1,650
  2,750   Huntsman Corp. ..................................       8,607
    450   ICO, Inc. + .....................................         927
  2,500   Innophos Holdings, Inc. .........................      28,200
  1,000   International Flavors & Fragrances, Inc. ........      30,460
  4,942   International Paper Co. .........................      34,792
    500   Kronos Worldwide, Inc. ..........................       3,845
    794   Louisiana-Pacific Corp. .........................       1,771
  2,500   LSB Industries, Inc. + ..........................      24,725
    850   Lubrizol Corp. ..................................      28,908
  3,476   MeadWestvaco Corp. ..............................      41,677
  8,530   Monsanto Co. ....................................     708,843
  3,100   Mosaic Co. (The) ................................     130,138
    200   Myers Industries, Inc. ..........................       1,228
    700   Nalco Holding Co. ...............................       9,149
    400   Nanophase Technologies Corp. + ..................         360
  6,650   Newmont Mining Corp. ............................     297,654
  2,200   NL Industries, Inc. .............................      22,000
  4,370   Nucor Corp. .....................................     166,803
  1,670   Olin Corp. ......................................      23,831
  3,475   Owens-Illinois, Inc. + ..........................      50,179
    550   Packaging Corp of America .......................       7,161
  1,950   Pactiv Corp. + ..................................      28,451
  1,000   Polyone Corp. + .................................       2,310
  3,500   PPG Industries, Inc. ............................     129,150
  5,100   Praxair, Inc. ...................................     343,179
  1,000   Rockwood Holdings, Inc. + .......................       7,940
  1,408   Rohm & Haas Co. .................................     111,007
  2,800   RPM International, Inc. .........................      35,644
  1,100   RTI International Metals, Inc. + ................      12,870
  2,500   Schweitzer-Mauduit International, Inc. ..........      46,150
  4,600   Sealed Air Corp. ................................      63,480
  1,200   Sigma-Aldrich Corp. .............................      45,348
  1,625   Smurfit-Stone Container Corp. + .................          60
    800   Solutia, Inc. + .................................       1,496
  2,275   Sonoco Products Co. .............................      47,729
  2,800   Southern Copper Corp. ...........................      48,776
    500   Spartech Corp. ..................................       1,230
  3,700   Steel Dynamics, Inc. ............................      32,597
  2,850   Stillwater Mining Co. + .........................      10,545
    425   Temple-Inland, Inc. .............................       2,282
  1,050   Terra Industries, Inc. ..........................      29,494
  1,473   Titanium Metals Corp. ...........................       8,057
    100   Tronox, Inc., Class A ...........................           5
    500   UFP Technologies, Inc. + ........................       2,225
     50   United States Lime & Minerals, Inc. + ...........       1,368
  2,500   United States Steel Corp. .......................      52,825



Shares                                                            Value
-----                                                             -----

MATERIALS -- 3.4% (CONTINUED)
  1,000   US Energy Corp. Wyoming + .......................  $    1,890
    500   Valhi, Inc. .....................................       4,690
  1,300   Valspar Corp. ...................................      25,961
  1,000   Verso Paper Corp. + .............................         640
    586   Vista Gold Corp. + ..............................       1,196
  2,144   Vulcan Materials Co. ............................      94,958
    100   Wausau Paper Corp. ..............................         526
    400   Westlake Chemical Corp. .........................       5,852
  2,950   Weyerhaeuser Co. ................................      81,331
    400   WR Grace & Co. + ................................       2,528
     50   Zep, Inc. .......................................         512
                                                           ------------
                                                              4,538,019
                                                           ------------
TELECOMMUNICATION SERVICES -- 3.4%
    600   Alaska Communications Systems Group, Inc. .......       4,020
  6,975   American Tower Corp., Class A + .................     212,249
 88,424   AT&T, Inc. ......................................   2,228,285
    350   Cbeyond, Inc. + .................................       6,591
    100   Centennial Communications Corp. + ...............         826
  2,200   CenturyTel, Inc. ................................      61,864
  2,925   Cincinnati Bell, Inc. + .........................       6,727
  2,600   Clearwire Corp., Class A + ......................      13,390
    200   Cogent Communications Group, Inc. + .............       1,440
  2,500   Crown Castle International Corp. + ..............      51,025
    100   D&E Communications, Inc. ........................         537
  1,957   Embarq Corp. ....................................      74,072
    159   Fairpoint Communications, Inc. ..................         124
    200   Fibernet Telecom Group, Inc. + ..................       2,200
    100   FiberTower Corp. + ..............................          20
  6,751   Frontier Communications Corp. ...................      48,472
    600   General Communication, Inc., Class A + ..........       4,008
  1,050   Global Crossing, Ltd. + .........................       7,350
    600   Globalstar, Inc. + ..............................         210
    300   Ibasis, Inc. + ..................................         201
     16   IDT Corp., Class B + ............................          19
    500   Iowa Telecommunications Services, Inc. ..........       5,730
  1,300   Leap Wireless International, Inc. + .............      45,331
 19,036   Level 3 Communications, Inc. + ..................      17,513
  3,600   MetroPCS Communications, Inc. + .................      61,488
  4,725   NII Holdings, Inc. + ............................      70,875
    400   PAETEC Holding Corp. + ..........................         576
    600   Premiere Global Services, Inc. + ................       5,292
  1,800   Purple Communications, Inc. + ...................       5,238
 20,420   Qwest Communications International, Inc. ........      69,836
  1,200   SBA Communications Corp., Class A + .............      27,960
 41,754   Sprint Nextel Corp. + ...........................     149,062
    200   SureWest Communications .........................       1,560
  2,500   Telephone & Data Systems, Inc. ..................      66,275
    400   TerreStar Corp. + ...............................         224
    975   tw telecom, Inc., Class A + .....................       8,531
    400   USA Mobility, Inc. ..............................       3,684
 42,459   Verizon Communications, Inc. ....................   1,282,262
    600   Vonage Holdings Corp. + .........................         240
  5,528   Windstream Corp. ................................      44,556
                                                           ------------
                                                              4,589,863
                                                           ------------
UTILITIES -- 4.0%
  8,260   AES Corp. (The) + ...............................      47,991
  1,200   AGL Resources, Inc. .............................      31,836
  5,200   Allegheny Energy, Inc. ..........................     120,484
  1,500   Alliant Energy Corp. ............................      37,035
  3,100   Ameren Corp. ....................................      71,889
  5,280   American Electric Power Co., Inc. ...............     133,373
  1,500   American Water Works Co., Inc. ..................      28,860
  1,221   Aqua America, Inc. ..............................      24,420
  1,100   Atmos Energy Corp. ..............................      25,432
  7,500   Calpine Corp. + .................................      51,075

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index Portfolio*                   March 31, 2009
Schedule of Investments                                       (UNAUDITED)

Shares                                                            Value
-----                                                             -----
UTILITIES -- 4.0% (CONTINUED)
  3,700   Centerpoint Energy, Inc. ........................ $    38,591
    400   Cleco Corp. .....................................       8,676
  5,850   CMS Energy Corp. ................................      69,264
  4,550   Consolidated Edison, Inc. .......................     180,225
  3,400   Constellation Energy Group, Inc. ................      70,244
  7,540   Dominion Resources, Inc. ........................     233,665
  1,500   DPL, Inc. .......................................      33,810
  3,500   DTE Energy Co. ..................................      96,950
 17,782   Duke Energy Corp. ...............................     254,638
  7,300   Dynegy, Inc., Class A + .........................      10,293
  4,550   Edison International ............................     131,085
    690   Energen Corp. ...................................      20,100
  2,950   Entergy Corp. ...................................     200,865
  2,000   Equities CORP ...................................      62,660
 10,324   Exelon Corp. ....................................     468,606
  3,646   FirstEnergy Corp. ...............................     140,736
  5,210   FPL Group, Inc. .................................     264,303
  2,805   Great Plains Energy, Inc. .......................      37,783
    750   Hawaiian Electric Industries, Inc. ..............      10,305
  2,200   Integrys Energy Group, Inc. .....................      57,288
  1,525   ITC Holdings Corp. ..............................      66,520
  2,125   MDU Resources Group, Inc. .......................      34,298
  1,325   Mirant Corp. + ..................................      15,105
    950   National Fuel Gas Co. ...........................      29,136
  1,300   Nicor, Inc. .....................................      43,199
  3,215   NiSource, Inc. ..................................      31,507
  3,100   Northeast Utilities .............................      66,929
  3,525   NRG Energy, Inc. + ..............................      62,040
  2,190   NSTAR ...........................................      69,817
  2,150   NV Energy, Inc. .................................      20,189
  1,400   OGE Energy Corp. ................................      33,348
  4,125   Oneok, Inc. .....................................      93,349
  2,650   Pepco Holdings, Inc. ............................      33,072
  4,650   PG&E Corp. ......................................     177,723
  1,700   Piedmont Natural Gas Co., Inc. ..................      44,013
  1,400   Pinnacle West Capital Corp. .....................      37,184
    700   PNM Resources, Inc. .............................       5,782
  4,650   PPL Corp. .......................................     133,502
  4,791   Progress Energy, Inc. ...........................     173,722
  6,750   Public Service Enterprise Group, Inc. ...........     198,923
  3,700   Questar Corp. ...................................     108,891
  4,979   Reliant Energy, Inc. + ..........................      15,883
  1,379   SCANA Corp. .....................................      42,597
  2,550   Sempra Energy ...................................     117,912
 12,100   Southern Co. ....................................     370,502
    530   Southwest Water Co. .............................       2,279
  5,200   TECO Energy, Inc. ...............................      57,980
  1,300   UGI Corp. .......................................      30,693
    933   Vectren Corp. ...................................      19,677
  2,450   Westar Energy, Inc. .............................      42,949
    350   WGL Holdings, Inc. ..............................      11,480
  1,650   Wisconsin Energy Corp. ..........................      67,930
  7,425   Xcel Energy, Inc. ...............................     138,328
                                                           ------------
                                                              5,358,941
                                                           ------------
Total Common Stock (Cost $143,220,152)                      126,607,912
                                                           ------------
PREFERRED STOCK -- 0.0%

HEALTH CARE -- 0.0%
      4   Inverness Medical Innovations, Inc. .............         669
                                                           ------------
Total Preferred Stock (Cost $1,118)                                 669
                                                           ------------
RIGHTS -- 0.0%
    650   United America Indemnity ........................         305
    900   Fresenius Kabi Pharmaceuticals Holding,
          Inc. ............................................         333
                                                           ------------
Total Rights (Cost $900)                                            638
                                                           ------------



Shares                                                            Value
-----                                                             -----

CASH EQUIVALENT -- 2.5%
3,319,645 PNC Institutional Money
          Market Trust, 0.05% (A)                          $  3,319,645
                                                           ------------
Total Cash Equivalent
(Cost $3,319,645)                                             3,319,645
                                                           ------------
Total Investments -- 97.5%
Cost $146,541,815)++                                        129,928,864
Other Assets & Liabilities, Net -- 2.5%                       3,368,690
                                                           ------------
NET ASSETS -- 100.0%                                       $133,297,554
                                                           ============

REIT -- Real Estate Investment Trust

* Effective May 1, 2009, the Dow Jones Wilshire 5000 Index Portfolio changed its name to Wilshire 5000 Index Fund.
+    Non-income producing security.
(A)  Rate shown is the 7-day effective yield as of March 31, 2009.
(B) Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2009 the total market value of this security was $0 representing 0.0% of net assets.

++ At March 31, 2009, the tax basis cost of the Portfolio's investments was $146,541,815, and the unrealized appreciation and depreciation were $21,946,087 and $(38,559,038), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Large Cap Core 130/30 Fund                                   March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                              Value
------                                                              -----

COMMON STOCK -- 125.8%

CONSUMER DISCRETIONARY -- 12.1%
  8,300   Advance Auto Parts, Inc. ..........................  $    340,964
    380   Amazon.com, Inc. + ................................        27,907
  1,370   Apollo Group, Inc., Class A + .....................       107,312
  4,900   AutoNation, Inc. + ................................        68,012
  1,500   Autozone, Inc. + ..................................       243,930
  2,300   Barnes & Noble, Inc. ..............................        49,174
  1,210   Best Buy Co., Inc. ................................        45,932
  1,400   Big Lots, Inc. + ..................................        29,092
  1,200   Bob Evans Farms, Inc. .............................        26,904
  4,300   Brinker International, Inc. .......................        64,930
  2,400   Career Education Corp. + ..........................        57,504
  2,020   CBS Corp., Class B ................................         7,757
  3,000   Coach, Inc. + .....................................        50,100
 16,100   Comcast Corp. Special, Class A ....................       219,604
  6,230   Darden Restaurants, Inc. ..........................       213,440
    250   DeVry, Inc. .......................................        12,045
  1,880   DIRECTV Group, Inc. (The) + .......................        42,845
 17,400   Discovery Communications, Inc., Class A + .........       278,748
  8,070   DISH Network Corp., Class A + .....................        89,658
  3,700   Dollar Tree, Inc. + ...............................       164,835
  2,200   DreamWorks Animation SKG, Inc., Class A + .........        47,608
  5,700   Family Dollar Stores, Inc. ........................       190,209
  1,400   GameStop Corp., Class A + .........................        39,228
  2,170   Gannett Co., Inc. .................................         4,774
  3,930   Gap, Inc. (The) ...................................        51,051
  5,050   H&R Block, Inc. ...................................        91,860
  3,880   Hasbro, Inc. ......................................        97,272
    900   Hillenbrand, Inc. .................................        14,409
  3,440   Home Depot, Inc. (The) ............................        81,046
  5,790   International Game Technology .....................        53,384
  2,450   Jones Apparel Group, Inc. .........................        10,339
 14,090   Lowe's Cos., Inc. .................................       257,142
  1,540   Macy's, Inc. ......................................        13,706
 12,900   McDonald's Corp. ..................................       703,953
  4,200   News Corp., Class A ...............................        27,804
  3,010   NIKE, Inc., Class B ...............................       141,139
    960   Omnicom Group, Inc. ...............................        22,464
  2,200   priceline.com, Inc. + .............................       173,316
  4,070   RadioShack Corp. ..................................        34,880
  1,620   Rent-A-Center, Inc., Class A + ....................        31,379
    500   Ross Stores, Inc. .................................        17,940
    530   Sherwin-Williams Co. (The) ........................        27,544
    950   Snap-On, Inc. .....................................        23,845
  1,450   Tiffany & Co. .....................................        31,262
    403   Time Warner Cable, Inc., Class A ..................        10,001
  1,607   Time Warner, Inc. .................................        31,009
  1,740   TJX Cos., Inc. ....................................        44,614
  1,730   Viacom, Inc., Class B + ...........................        30,067
 12,200   Virgin Media Inc. .................................        58,560
  3,020   Walt Disney Co. (The) .............................        54,843
    210   Washington Post Co., Class B ......................        74,991
  1,730   Wyndham Worldwide Corp. ...........................         7,266
 11,400   Yum! Brands, Inc. .................................       313,272
                                                             --------------
                                                                  4,952,870
                                                             --------------
CONSUMER STAPLES -- 15.8%
  1,850   Alberto-Culver Co., Class B .......................        41,829
  8,940   Altria Group, Inc. ................................       143,219
 10,400   Archer-Daniels-Midland Co. ........................       288,912
 13,300   Avon Products, Inc. ...............................       255,759
    250   Brown-Forman Corp., Class B                                 9,707




Shares                                                              Value
------                                                              -----

CONSUMER STAPLES -- 15.8% (CONTINUED)
  1,010   Campbell Soup Co. .................................  $     27,633
  1,150   Central European Distribution Corp. + .............        12,374
  3,200   Church & Dwight Co., Inc. .........................       167,136
  5,390   Coca-Cola Co. (The) ...............................       236,890
  1,740   Coca-Cola Enterprises, Inc. .......................        22,951
  2,030   Colgate-Palmolive Co. .............................       119,730
  1,870   ConAgra Foods, Inc. ...............................        31,547
  6,430   Constellation Brands, Inc., Class A + .............        76,517
    770   Costco Wholesale Corp. ............................        35,666
 22,730   CVS/Caremark Corp. ................................       624,848
  5,170   Dean Foods Co. + ..................................        93,474
  6,700   Del Monte Foods Co. ...............................        48,843
  2,400   Dr. Pepper Snapple Group, Inc. + ..................        40,584
  3,400   Estee Lauder Cos., Inc. (The), Class A ............        83,810
    910   General Mills, Inc. ...............................        45,391
  7,450   Hansen Natural Corp. + ............................       268,200
    210   Kellogg Co. .......................................         7,692
  5,090   Kimberly-Clark Corp. ..............................       234,700
  9,330   Kraft Foods, Inc., Class A ........................       207,966
 10,200   Kroger Co. (The) ..................................       216,444
  1,300   Lorillard, Inc. ...................................        80,262
  4,000   Molson Coors Brewing Co., Class B .................       137,120
  6,000   Pepsi Bottling Group, Inc. ........................       132,840
  3,510   PepsiCo, Inc. .....................................       180,695
  9,190   Philip Morris International, Inc. .................       326,980
  9,380   Procter & Gamble Co. ..............................       441,704
  1,900   Ralcorp Holdings, Inc. + ..........................       102,372
    680   Reynolds American, Inc. ...........................        24,371
 17,070   Safeway, Inc. .....................................       344,643
  1,450   SUPERVALU, Inc. ...................................        20,706
  1,400   SYSCO Corp. .......................................        31,920
 10,700   Tyson Foods, Inc., Class A ........................       100,473
  1,650   Universal Corp. ...................................        49,368
  3,600   Walgreen Co. ......................................        93,456
 19,070   Wal-Mart Stores, Inc. .............................       993,547
  2,400   Whole Foods Market, Inc. ..........................        40,320
                                                             --------------
                                                                  6,442,599
                                                             --------------
ENERGY -- 11.2%
  5,300   Anadarko Petroleum Corp. ..........................       206,117
    340   Apache Corp. ......................................        21,791
  1,650   Atwood Oceanics, Inc. + ...........................        27,373
  1,450   Cameron International Corp. + .....................        31,799
  8,630   Chevron Corp. .....................................       580,281
  1,400   Cimarex Energy Co. ................................        25,732
  4,910   ConocoPhillips ....................................       192,276
    480   Consol Energy, Inc. ...............................        12,115
  3,515   Devon Energy Corp. ................................       157,085
    820   Diamond Offshore Drilling, Inc. ...................        51,545
    430   EOG Resources, Inc. ...............................        23,547
 23,880   Exxon Mobil Corp. .................................     1,626,228
  1,600   Halliburton Co. ...................................        24,752
  1,060   Marathon Oil Corp. ................................        27,867
  1,100   Massey Energy Co. .................................        11,132
    600   Murphy Oil Corp. ..................................        26,862
  1,100   National Oilwell Varco, Inc. + ....................        31,581
  1,300   Noble Corp. .......................................        31,317
  5,840   Occidental Petroleum Corp. ........................       324,996
  1,950   Oil States International, Inc. + ..................        26,169
    630   Peabody Energy Corp. ..............................        15,775
  4,400   PetroHawk Energy Corp. + ..........................        84,612
  1,000   Pride International, Inc. + .......................        17,980
  1,690   Rowan, Inc. .......................................        20,229
  1,490   Schlumberger, Ltd. ................................        60,524
    800   SEACOR Holdings, Inc. + ...........................        46,648

Wilshire Mutual Funds
Large Cap Core 130/30 Fund                                   March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                              Value
------                                                              -----

ENERGY -- 11.2% (CONTINUED)
  2,200   Southern Union Co. ................................   $    33,484
 13,190   Southwestern Energy Co. + .........................       391,611
  5,050   Sunoco, Inc. ......................................       133,724
  1,250   Teekay Corp. ......................................        17,788
  2,070   Tesoro Corp. ......................................        27,883
  2,500   Tidewater, Inc. ...................................        92,825
  2,400   Transocean, Ltd. + ................................       141,216
  1,450   Valero Energy Corp. ...............................        25,955
                                                             --------------
                                                                  4,570,819
                                                             --------------
FINANCIALS -- 12.2%
  1,400   Aflac, Inc. .......................................        27,104
    870   Allstate Corp. (The) ..............................        16,661
  1,450   American Express Co. ..............................        19,764
    770   Ameriprise Financial, Inc. ........................        15,777
 11,400   Annaly Capital Management, Inc. ...................       158,118
  2,110   AON Corp. .........................................        86,130
  1,000   Arch Capital Group, Ltd. + ........................        53,860
  3,600   Astoria Financial Corp. ...........................        33,084
 15,340   Bank of America Corp. .............................       104,619
  1,780   Bank of New York Mellon Corp. (The) ...............        50,285
  1,100   BB&T Corp. ........................................        18,612
  4,730   Capital One Financial Corp. .......................        57,895
  1,740   Charles Schwab Corp. (The) ........................        26,970
  5,600   Chubb Corp. .......................................       236,992
  7,670   Citigroup, Inc. ...................................        19,405
    100   CME Group, Inc., Class A ..........................        24,639
  1,200   Discover Financial Services .......................         7,572
    900   Everest Re Group, Ltd. ............................        63,720
  1,900   Fidelity National Financial, Inc., Class A ........        37,069
    480   Franklin Resources, Inc. ..........................        25,858
    950   Genworth Financial, Inc., Class A .................         1,805
  2,940   Goldman Sachs Group, Inc. (The) ...................       311,699
  2,000   Health Care REIT, Inc. ............................        61,180
    240   IntercontinentalExchange, Inc. + ..................        17,873
 23,230   JPMorgan Chase & Co. ..............................       617,453
  1,110   Loews Corp. .......................................        24,531
  1,880   Marshall & Ilsley Corp. ...........................        10,585
  1,060   MetLife, Inc. .....................................        24,136
  6,500   Morgan Stanley ....................................       148,005
 14,000   New York Community Bancorp, Inc. ..................       156,380
 11,900   Northern Trust Corp. ..............................       711,858
    770   NYSE Euronext .....................................        13,783
  2,000   PartnerRe, Ltd. ...................................       124,140
    800   People's United Financial, Inc. ...................        14,376
  3,460   PNC Financial Services Group, Inc. ................       101,343
  1,000   Progressive Corp. (The) ...........................        13,440
    870   Prudential Financial, Inc. ........................        16,547
  2,000   Raymond James Financial, Inc. .....................        39,400
    649   Simon Property Group, Inc. ........................        22,481
  1,250   State Street Corp. ................................        38,475
    580   SunTrust Banks, Inc. ..............................         6,809
 12,800   TD Ameritrade Holding Corp. + .....................       176,768
 12,620   Travelers Cos., Inc. (The) ........................       512,877
 11,630   U.S. Bancorp ......................................       169,914
  2,170   Unum Group ........................................        27,125
 18,470   Wells Fargo & Co. .................................       263,013
    850   Westamerica Bancorporation ........................        38,726
 10,000   Willis Group Holdings, Ltd. .......................       220,000
    630   XL Capital, Ltd., Class A .........................         3,440
                                                             --------------
                                                                  4,972,296
                                                             --------------
HEALTH CARE -- 21.8%
 10,330   Abbott Laboratories ...............................       492,741
  1,010   Aetna, Inc. .......................................        24,573
  1,800   AMERIGROUP Corp. + ................................        49,572




Shares                                                              Value
------                                                              -----
HEALTH CARE -- 21.8% (CONTINUED)
  7,200   Amgen, Inc. + .....................................  $    356,544
  4,130   Baxter International, Inc. ........................       211,539
  2,700   Beckman Coulter, Inc. .............................       137,727
  3,600   Becton Dickinson and Co. ..........................       242,064
    580   Biogen Idec, Inc. + ...............................        30,404
  3,460   Boston Scientific Corp. + .........................        27,507
 30,860   Bristol-Myers Squibb Co. ..........................       676,451
    200   C.R. Bard, Inc. ...................................        15,944
    630   Cardinal Health, Inc. .............................        19,832
    630   Celgene Corp. + ...................................        27,972
  2,500   Cephalon, Inc. + ..................................       170,250
    960   Cigna Corp. .......................................        16,886
    600   Cooper Cos., Inc. (The) ...........................        15,864
    870   Covidien, Ltd. ....................................        28,919
  1,780   Eli Lilly & Co. ...................................        59,470
  7,170   Express Scripts, Inc., Class A + ..................       331,039
 10,080   Forest Laboratories, Inc. + .......................       221,357
    200   Genzyme Corp. + ...................................        11,878
 13,660   Gilead Sciences, Inc. + ...........................       632,731
  4,600   Health Net, Inc. + ................................        66,608
 10,200   Hologic, Inc. + ...................................       133,518
  5,000   Hospira, Inc. + ...................................       154,300
    400   Humana, Inc. + ....................................        10,432
  3,210   Inverness Medical Innovations, Inc. + .............        85,482
 17,330   Johnson & Johnson .................................       911,558
 14,890   King Pharmaceuticals, Inc. + ......................       105,272
  2,600   Laboratory Corp. of America Holdings + ............       152,074
  1,180   Life Technologies Corp. + .........................        38,326
 19,200   Medtronic, Inc. ...................................       565,824
 14,880   Merck & Co., Inc. .................................       398,040
 28,460   Mylan, Inc. + .....................................       381,649
  3,900   Omnicare, Inc. ....................................        95,511
  1,500   PDL BioPharma, Inc. ...............................        10,620
 65,240   Pfizer, Inc. ......................................       888,569
  3,400   Quest Diagnostics, Inc. ...........................       161,432
  1,640   Schering-Plough Corp. .............................        38,622
  8,120   St. Jude Medical, Inc. + ..........................       295,000
    500   Stryker Corp. .....................................        17,020
  4,830   Thermo Fisher Scientific, Inc. + ..................       172,286
  2,070   UnitedHealth Group, Inc. ..........................        43,325
  1,230   Varian Medical Systems, Inc. + ....................        37,441
  1,000   Varian, Inc. + ....................................        23,740
  5,410   Watson Pharmaceuticals, Inc. + ....................       168,305
  1,650   WellCare Health Plans, Inc. + .....................        18,563
    670   WellPoint, Inc. + .................................        25,440
  1,930   Wyeth .............................................        83,067
    630   Zimmer Holdings, Inc. + ...........................        22,995
                                                             --------------
                                                                  8,906,283
                                                             --------------
INDUSTRIALS -- 13.3%
    630   Boeing Co. ........................................        22,415
    700   Brink's Co. (The) .................................        18,522
    340   Burlington Northern Santa Fe Corp. ................        20,451
  1,060   Caterpillar, Inc. .................................        29,638
    580   CH Robinson Worldwide, Inc. .......................        26,454
    500   Cooper Industries, Ltd., Class A ..................        12,930
    630   CSX Corp. .........................................        16,285
  2,770   Cummins, Inc. .....................................        70,496
    430   Danaher Corp. .....................................        23,315
  7,470   Deere & Co. .......................................       245,539
  8,000   Dover Corp. .......................................       211,040
  1,300   Dun & Bradstreet Corp. ............................       100,100
  1,200   Emerson Electric Co. ..............................        34,296
  5,400   Equifax, Inc. .....................................       132,030

Wilshire Mutual Funds
Large Cap Core 130/30 Fund                                   March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                              Value
------                                                              -----

INDUSTRIALS -- 13.3% (CONTINUED)
  1,150   Expeditors International of Washington, Inc. ......  $     32,534
  1,500   Fastenal Co. ......................................        48,233
  1,080   FedEx Corp. .......................................        48,049
    350   First Solar, Inc. + ...............................        46,445
    600   Flowserve Corp. ...................................        33,672
  1,240   Fluor Corp. .......................................        42,842
  1,300   Gardner Denver, Inc. + ............................        28,262
 12,310   General Dynamics Corp. ............................       511,973
 78,950   General Electric Co. ..............................       798,184
  5,100   Goodrich Corp. ....................................       193,239
    820   Honeywell International, Inc. .....................        22,845
    960   Illinois Tool Works, Inc. .........................        29,616
  1,740   Ingersoll-Rand Co., Ltd., Class A .................        24,012
    800   ITT Corp. .........................................        30,776
  1,240   Jacobs Engineering Group, Inc. + ..................        47,938
  4,000   Joy Global, Inc. ..................................        85,200
  5,130   L-3 Communications Holdings, Inc.,
          Class 3 ...........................................       347,814
  1,470   Lockheed Martin Corp. .............................       101,474
    820   Manitowoc Co., Inc. (The) .........................         2,681
  6,340   Norfolk Southern Corp. ............................       213,975
    250   Northrop Grumman Corp. ............................        10,910
    800   Overseas Shipholding ..............................        18,136
    580   Parker Hannifin Corp. .............................        19,708
  2,800   Pitney Bowes, Inc. ................................        65,380
    450   Precision Castparts Corp. .........................        26,955
  1,060   Raytheon Co. ......................................        41,277
  3,400   Republic Services, Inc., Class A ..................        58,310
    770   Rockwell Collins, Inc. ............................        25,133
  2,050   RR Donnelley & Sons Co. ...........................        15,027
  6,390   Southwest Airlines Co. ............................        40,449
    750   SPX Corp. .........................................        35,258
 10,660   Union Pacific Corp. ...............................       438,233
    820   United Parcel Service, Inc., Class B ..............        40,360
 14,830   United Technologies Corp. .........................       637,393
  3,700   URS Corp. + .......................................       149,517
  2,400   UTi Worldwide, Inc. ...............................        28,680
    850   Wabtec Corp. ......................................        22,423
    450   Waste Management, Inc. ............................        11,520
  2,200   Werner Enterprises, Inc. ..........................        33,264
    980   WW Grainger, Inc. .................................        68,776
                                                             --------------
                                                                  5,439,984
                                                             --------------
INFORMATION TECHNOLOGY -- 24.3%
  4,150   Accenture, Ltd., Class A ..........................       114,083
    900   ACI Worldwide, Inc. + .............................        16,875
    920   Adobe Systems, Inc. + .............................        19,679
  1,440   Altera Corp. ......................................        25,272
  7,000   Amdocs, Ltd. + ....................................       129,640
  2,190   Apple, Inc. + .....................................       230,213
  8,390   Autodesk, Inc. + ..................................       141,036
  1,450   Automatic Data Processing, Inc. ...................        50,982
  3,000   Avocent Corp. + ...................................        36,420
 11,700   BMC Software, Inc. + ..............................       386,100
  1,210   Broadcom Corp., Class A + .........................        24,176
  1,400   Broadridge Financial Solutions, Inc. ..............        26,054
 15,900   CA, Inc. ..........................................       279,999
  8,800   Cadence Design Systems, Inc. + ....................        36,960
 18,060   Cisco Systems, Inc. + .............................       302,866
  6,000   Computer Sciences Corp. + .........................       221,040
  1,540   Corning, Inc. .....................................        20,436
  3,370   Dell, Inc. + ......................................        31,947
    900   Dolby Laboratories, Inc., Class A + ...............        30,699
  2,750   eBay, Inc. + ......................................        34,540



Shares                                                              Value
------                                                              -----

INFORMATION TECHNOLOGY -- 24.3% (CONTINUED)
  3,660   EMC Corp. + .......................................  $     41,724
    350   Factset Research Systems, Inc. ....................        17,496
  2,400   Fiserv, Inc. + ....................................        87,504
    700   Google, Inc., Class A + ...........................       243,642
  8,100   Harris Corp. ......................................       234,414
  4,400   Hewitt Associates, Inc., Class A + ................       130,944
 29,000   Hewlett-Packard Co. ...............................       929,740
  4,000   IAC/InterActive Corp. + ...........................        60,920
  5,580   Integrated Device Technology, Inc. + ..............        25,389
 17,260   Intel Corp. .......................................       259,763
 12,730   International Business Machines Corp. .............     1,233,410
 12,300   Intuit, Inc. + ....................................       332,100
  1,880   Jabil Circuit, Inc. ...............................        10,453
  1,000   Juniper Networks, Inc. + ..........................        15,060
  2,020   Lexmark International, Inc., Class A + ............        34,077
 23,000   LSI Corp. + .......................................        69,920
  2,150   Mastercard, Inc., Class A .........................       360,082
  2,050   MEMC Electronic Materials, Inc. + .................        33,804
 32,000   Micron Technology, Inc. + .........................       129,920
 34,680   Microsoft Corp. ...................................       637,072
  1,590   Molex, Inc. .......................................        21,846
  6,400   Netease.com ADR + .................................       171,840
  3,000   Nintendo Co., Ltd. ADR ............................       109,500
 14,600   Novell, Inc. + ....................................        62,196
 47,870   Oracle Corp. ......................................       865,011
  2,450   QLogic Corp. + ....................................        27,244
  2,310   QUALCOMM, Inc. ....................................        89,882
  1,650   Red Hat, Inc. + ...................................        29,436
 12,200   SAIC, Inc. + ......................................       227,774
    950   Salesforce.com, Inc. + ............................        31,093
 28,200   Sun Microsystems, Inc. + ..........................       206,424
 20,690   Symantec Corp. + ..................................       309,109
  5,200   Synopsys, Inc. + ..................................       107,796
    600   Teradata Corp. + ..................................         9,732
 16,580   Texas Instruments, Inc. ...........................       273,736
  5,800   TIBCO Software, Inc. + ............................        34,046
    770   Tyco Electronics, Ltd. ............................         8,501
    700   Visa, Inc., Class A ...............................        38,920
  1,900   WebMD Health Corp., Class A + .....................        42,370
  2,080   Western Union Co. (The) ...........................        26,146
 33,910   Xerox Corp. .......................................       154,291
  1,780   Yahoo!, Inc. + ....................................        22,802
                                                             --------------
                                                                  9,916,146
                                                             --------------
MATERIALS -- 5.2%
  2,400   Agrium, Inc. ......................................        85,896
  2,800   Airgas, Inc. ......................................        94,668
    480   AK Steel Holding Corp. ............................         3,418
    330   CF Industries Holdings, Inc. ......................       23, 473
  7,100   Crown Holdings, Inc. + ............................       161,383
 17,550   Dow Chemical Co. (The) ............................       147,946
    920   EI Du Pont de Nemours & Co. .......................        20,544
  5,720   FMC Corp. .........................................       246,761
  4,370   Freeport-McMoRan Copper & Gold, Inc. ..............       166,541
    700   Greif, Inc., Class A ..............................        23,303
  2,030   International Paper Co. ...........................        14,292
  4,950   Monsanto Co. ......................................       411,345
    550   Mosaic Co. (The) ..................................        23,089
    820   Newmont Mining Corp. ..............................        36,703
    380   Nucor Corp. .......................................        14,505
  4,300   Olin Corp. ........................................        61,361
  1,500   Pactiv Corp. + ....................................        21,885
  6,400   PPG Industries, Inc. ..............................       236,160
  3,200   Praxair, Inc. .....................................       215,328
  1,250   Reliance Steel & Aluminum Co. .....................        32,912

Wilshire Mutual Funds
Large Cap Core 130/30 Fund                                   March 31, 2009
Schedule of Investments                                         (UNAUDITED)


Shares                                                              Value
------                                                              -----

MATERIALS -- 5.2% (CONTINUED)
  1,450   RPM International, Inc. ...........................  $     18,458
    600   Scotts Miracle-Gro Co. (The), Class A .............        20,820
    800   Sigma-Aldrich Corp. ...............................        30,232
    480   United States Steel Corp. .........................        10,142
    630   Weyerhaeuser Co. ..................................        17,369
                                                             --------------
                                                                  2,138,534
                                                             --------------
TELECOMMUNICATION SERVICES -- 4.4%
 43,372   AT&T, Inc. ........................................     1,092,974
  6,870   CenturyTel, Inc. ..................................       193,185
  4,200   Sprint Nextel Corp. + .............................        14,994
  1,000   United States Cellular Corp. + ....................        33,340
 13,380   Verizon Communications, Inc. ......................       404,076
 10,100   Windstream Corp. ..................................        81,406
                                                             --------------
                                                                  1,819,975
                                                             --------------
UTILITIES -- 5.5%
  5,060   AES Corp. (The) + .................................        29,399
  3,600   Alliant Energy Corp. ..............................        88,884
    770   American Electric Power Co., Inc. .................        19,450
  2,200   American Water Works Co., Inc. ....................        42,328
  2,490   Centerpoint Energy, Inc. ..........................        25,971
  9,920   CMS Energy Corp. ..................................       117,453
  1,230   Consolidated Edison, Inc. .........................        48,720
    960   Constellation Energy Group, Inc. ..................        19,833
  2,200   DTE Energy Co. ....................................        60,940
  5,250   Duke Energy Corp. .................................        75,180
    820   Exelon Corp. ......................................        37,220
    630   FirstEnergy Corp. .................................        24,318
  3,300   FPL Group, Inc. ...................................       167,409
  1,300   IDACORP, Inc. .....................................        30,368
  1,050   National Fuel Gas Co. .............................        32,203
  1,000   Nicor, Inc. .......................................        33,230
 11,900   NiSource, Inc. ....................................       116,620
  5,600   Northeast Utilities ...............................       120,904
  3,491   NRG Energy, Inc. + ................................        61,442
  8,210   NV Energy, Inc. ...................................        77,092
  2,700   Oneok, Inc. .......................................        61,101
  8,300   Pepco Holdings, Inc. ..............................       103,584
  7,000   PG&E Corp. ........................................       267,540
  2,820   Pinnacle West Capital Corp. .......................        74,899
  3,400   PPL Corp. .........................................        97,614
    820   Progress Energy, Inc. .............................        29,733
  1,170   Public Service Enterprise Group, Inc. .............        34,480
    820   Questar Corp. .....................................        24,133
    960   Sempra Energy .....................................        44,390
  8,200   Southern Co. ......................................       251,084
  1,180   Unisource Energy Corp. ............................        33,264
                                                             --------------
                                                                  2,250,786
                                                             --------------
Total Common Stock (Cost $54,543,496)                            51,410,292
                                                             --------------



                                Maturity
                                  Date             Par          Value
                                  ----             ----         -----
REPURCHASE AGREEMENT -- 0.2%
Agreement with JPMorgan, 0.110%
   dated 03/31/09 to be repurchased
   at $61,249, collateralized by
   $75,000 U.S. Treasury Inflation
   Bonds, 4.625%, due 11/15/09
   (market value $78,217)

(Cost $61,249)                 04/01/09          $61,249       $     61,249
                                                             --------------

Total Investments -- 126.0%
(Cost $54,604,745)++                                             51,471,541
Other Assets & Liabilities, Net -- (26.0)%                      (10,618,946)
                                                             --------------
NET ASSETS -- 100.0%                                           $ 40,852,595
                                                             ==============

Wilshire Mutual Funds
Large Cap Core 130/30 Fund                                   March 31, 2009
Schedule of Securities Sold Short                               (UNAUDITED)

Shares                                                             Value
------                                                             -----
SECURITIES SOLD SHORT -- (26.1)%

CONSUMER DISCRETIONARY -- (3.1)%
    870   Abercrombie & Fitch Co., Class A ..................  $     20,706
    700   Amazon.com, Inc. + ................................        51,408
  1,360   Black & Decker Corp. ..............................        42,921
  2,100   BorgWarner, Inc. ..................................        42,630
  3,080   Burger King Holdings, Inc. ........................        70,686
    530   Choice Hotels International, Inc. .................        13,685
    900   CTC Media, Inc. + .................................         4,104
  1,400   Darden Restaurants, Inc. ..........................        47,964
  1,600   Dick's Sporting Goods, Inc. + .....................        22,832
  2,610   Fortune Brands, Inc. ..............................        64,075
  4,300   Genuine Parts Co. .................................       128,398
    200   Harley-Davidson, Inc. .............................         2,678
  1,400   Honda Motor Co., Ltd. ADR .........................        33,180
  2,800   J.C.Penney Co., Inc ...............................        56,196
    400   Lamar Advertising Co., Class A + ..................         3,900
  1,850   MDC Holdings, Inc. ................................        57,609
    780   Mohawk Industries, Inc. + .........................        23,299
  5,510   News Corp., Class A ...............................        36,476
  4,280   Nordstrom, Inc. ...................................        71,690
    930   Scripps Networks Interactive, Inc., Class A .......        20,935
    440   Sears Holdings Corp. + ............................        20,112
  3,000   Staples, Inc. .....................................        54,330
 11,500   Starbucks Corp. + .................................       127,765
    300   Strayer Education, Inc. ...........................        53,961
  2,900   Target Corp. ......................................        99,731
  1,000   Tiffany & Co. .....................................        21,560
    780   Toll Brothers, Inc. + .............................        14,165
  1,410   Weight Watchers International, Inc. ...............        26,155
  1,200   Whirlpool Corp. ...................................        35,508
                                                             --------------
                                                                  1,268,659
                                                             --------------
CONSUMER STAPLES -- (1.7)%
  1,940   Avon Products, Inc. ...............................        37,306
  1,375   Brown-Forman Corp., Class B .......................        53,391
    630   Bunge, Ltd. .......................................        35,690
    800   Central European Distribution Corp. + .............         8,608
    630   Clorox Co. ........................................        32,433
  4,100   Constellation Brands, Inc., Class A + .............        48,790
  1,560   Corn Products International, Inc. .................        33,072
  1,200   Costco Wholesale Corp. ............................        55,584
    490   Energizer Holdings, Inc. + ........................        24,348
  2,760   Estee Lauder Cos., Inc. (The), Class A ............        68,034
    970   HJ Heinz Co. ......................................        32,068
    780   Kellogg Co. .......................................        28,571
    920   McCormick & Co., Inc. .............................        27,205
    870   Molson Coors Brewing Co., Class B .................        29,823
  1,940   Pepsi Bottling Group, Inc. ........................        42,952
    680   Ruddick Corp. .....................................        15,266
  3,800   Unilever NV .......................................        74,480
  1,400   Walgreen Co. ......................................        36,344
                                                             --------------
                                                                    683,965
                                                             --------------
ENERGY -- (2.1)%
  1,300   Apache Corp. ......................................        83,317
    970   Baker Hughes, Inc. ................................        27,693
  1,210   Cabot Oil & Gas Corp. .............................        28,520
    700   Cimarex Energy Co. ................................        12,866
  1,260   CNX Gas Corp. + ...................................        29,875
    530   Comstock Resources, Inc. + ........................        15,794
  2,890   Continental Resources, Inc. + .....................        61,297
    400   Devon Energy Corp. ................................        17,876
  3,600   Hess Corp. ........................................       195,120
  2,600   Murphy Oil Corp. ..................................       116,402
  1,500   Nabors Industries, Ltd. + .........................        14,985
  1,800   PetroHawk Energy Corp. + ..........................        34,614



Shares                                                             Value
------                                                             -----
ENERGY -- (2.1)% (CONTINUED)
    600   Quicksilver Resources, Inc. + .....................  $      3,324
  1,120   Range Resources Corp. .............................        46,099
  9,300   Spectra Energy Corp. ..............................       131,502
    700   Ultra Petroleum Corp. + ...........................        25,123
    200   Williams, Inc. ....................................         2,276
    520   XTO Energy, Inc. ..................................        15,922
                                                             --------------
                                                                    862,605
                                                             --------------
FINANCIALS -- (3.2)%
    780   Affiliated Managers Group, Inc. + .................        32,534
 12,460   American Express Co. ..............................       169,830
  3,600   Arthur J. Gallagher & Co. .........................        61,200
  2,720   Associated Banc-Corp. .............................        41,997
  1,260   BOK Financial Corp. ...............................        43,533
  5,400   Capital One Financial Corp. .......................        66,096
  1,260   Capitol Federal Financial .........................        47,640
  1,800   Charles Schwab Corp. (The) ........................        27,900
  1,860   Comerica, Inc. ....................................        34,056
  1,100   Commerce Bancshares, Inc. .........................        39,930
  6,700   Discover Financial Services .......................        42,277
  3,300   Eaton Vance Corp. .................................        75,405
    600   Federal Realty Investment Trust ...................        27,600
  2,900   First Horizon National Corp. ......................        31,146
    440   Health Care REIT, Inc. ............................        13,460
  8,300   Keycorp ...........................................        65,321
  2,300   Kimco Realty Corp. ................................        17,526
  1,510   Legg Mason, Inc. ..................................        24,009
  3,200   Leucadia National Corp. ...........................        47,648
  1,100   Lincoln National Corp. ............................         7,359
  5,180   Moody's Corp. .....................................       118,726
    800   MSCI, Inc., Class A + .............................        13,528
    400   Odyssey Re Holdings Corp. .........................        15,172
  1,120   Omega Healthcare Investors, Inc. ..................        15,770
    680   RenaissanceRe Holdings, Ltd. ......................        33,619
    440   Student Loan Corp. (The) ..........................        19,113
  2,600   SunTrust Banks, Inc. ..............................        30,524
  2,600   T Rowe Price Group, Inc. ..........................        75,036
  1,560   Taubman Centers, Inc. .............................        26,582
    650   Vornado Realty Trust ..............................        21,606
                                                             --------------
                                                                  1,286,143
                                                             --------------
HEALTH CARE -- (3.5)%
  4,650   Allergan, Inc. ....................................       222,084
    970   Beckman Coulter, Inc. .............................        49,480
 17,000   Boston Scientific Corp. + .........................       135,150
  2,500   Celgene Corp. + ...................................       111,000
  4,500   Eli Lilly & Co. ...................................       150,345
    830   Henry Schein, Inc. + ..............................        33,208
  1,360   Idexx Laboratories, Inc. + ........................        47,029
  1,120   Illumina, Inc. + ..................................        41,709
  1,050   Intuitive Surgical, Inc. + ........................       100,128
    490   Laboratory Corp. of America Holdings + ............        28,660
    490   Millipore Corp. + .................................        28,131
    300   Novo Nordisk ADR ..................................        14,394
  3,300   Stryker Corp. .....................................       112,332
  2,600   Techne Corp. ......................................       142,246
  6,900   UnitedHealth Group, Inc. ..........................       144,417
    880   Vertex Pharmaceuticals, Inc. + ....................        25,282
  1,200   Waters Corp. + ....................................        44,340
                                                             --------------
                                                                  1,429,935
                                                             --------------
INDUSTRIALS -- (4.9)%
  1,510   Alexander & Baldwin, Inc. .........................        28,735
    190   Alliant Techsystems, Inc. + .......................        12,726
  1,900   AMETEK, Inc. ......................................        59,413
  2,800   Avery Dennison Corp. ..............................        62,552

Wilshire Mutual Funds
Large Cap Core 130/30 Fund                                   March 31, 2009
Schedule of Securities Sold Short                               (UNAUDITED)

Shares                                                             Value
------                                                             -----
INDUSTRIALS -- (4.9)% (CONTINUED)
  5,340   Boeing Co. ........................................  $    189,997
    730   Carlisle Cos., Inc. ...............................        14,330
  5,944   Caterpillar, Inc. .................................       166,194
    800   CH Robinson Worldwide, Inc. .......................        36,488
  1,900   CLARCOR, Inc. .....................................        47,861
  1,700   Con-way, Inc. .....................................        30,481
  1,020   Covanta Holding Corp. + ...........................        13,352
  3,600   Donaldson Co., Inc. ...............................        96,624
  2,940   Eaton Corp. .......................................       108,368
    700   Fastenal Co. ......................................        22,509
    800   FedEx Corp. .......................................        35,592
    630   Graco, Inc. .......................................        10,754
    530   Harsco Corp. ......................................        11,750
  2,400   Ingersoll-Rand Co., Ltd., Class A .................        33,120
  6,830   Iron Mountain, Inc. + .............................       151,421
    700   ITT Corp. .........................................        26,929
  2,030   JB Hunt Transport Services, Inc. ..................        48,943
  3,050   Kansas City Southern + ............................        38,766
  1,260   Landstar System, Inc. .............................        42,172
    440   Manpower, Inc. ....................................        13,873
  2,700   Monster Worldwide, Inc. + .........................        22,005
  1,120   Navigant Consulting, Inc. + .......................        14,639
    490   Nordson Corp. .....................................        13,931
  4,190   PACCAR, Inc. ......................................       107,934
    680   Pentair, Inc. .....................................        14,736
  2,240   Pitney Bowes, Inc. ................................        52,304
  1,700   Quanta Services, Inc. + ...........................        36,465
  2,500   Robert Half International, Inc. ...................        44,575
  2,470   Roper Industries, Inc. ............................       104,852
    340   Ryder System, Inc. ................................         9,625
    800   SunPower Corp., Class A + .........................        19,024
  1,260   Toro Co. ..........................................        30,467
    150   TransDigm Group, Inc. + ...........................         4,926
  4,060   United Parcel Service, Inc., Class B ..............       199,833
  1,360   Waste Connections, Inc. + .........................        34,952
                                                             --------------
                                                                  2,013,218
                                                             --------------
INFORMATION TECHNOLOGY -- (4.9)%
    700   Alcatel-Lucent ADR ................................         1,302
  2,300   Apple, Inc. + .....................................       241,776
  5,600   Applied Materials, Inc. ...........................        60,200
    800   Autodesk, Inc. + ..................................        13,448
    990   Cisco Systems, Inc. + .............................        16,602
  4,800   Citrix Systems, Inc. + ............................       108,672
 18,200   Corning, Inc. .....................................       241,514
    900   Dolby Laboratories, Inc., Class A + ...............        30,699
  5,400   Electronic Arts, Inc. + ...........................        98,226
  1,560   Fiserv, Inc. + ....................................        56,878
  2,000   FLIR Systems, Inc. + ..............................        40,960
    370   Google, Inc., Class A + ...........................       128,782
 16,400   Intel Corp. .......................................       246,820
    830   Itron, Inc. + .....................................        39,300
  1,300   Kla-Tencor Corp. ..................................        26,000
  2,580   Lam Research Corp. + ..............................        58,747
  1,990   Linear Technology Corp. ...........................        45,730
    400   Microchip Technology, Inc. ........................         8,476
  9,700   Nvidia Corp. + ....................................        95,642
  1,900   Salesforce.com, Inc. + ............................        62,187
  1,058   SanDisk Corp. + ...................................        13,384
  8,000   Symantec Corp. + ..................................       119,520
  1,200   Varian Semiconductor Equipment Associates, Inc. + .        25,992
  2,380   VeriSign, Inc. + ..................................        44,911
    900   VMware, Inc., Class A + ...........................        21,258
  3,500   Western Digital Corp. + ...........................        67,690
  5,500   Yahoo!, Inc. + ....................................        70,455
                                                             --------------
                                                                  1,985,171
                                                             --------------



Shares                                                             Value
------                                                             -----
MATERIALS -- (1.3)%
  1,170   Celanese Corp., Ser A, Class A ....................   $    15,643
  2,800   Crown Holdings, Inc. + ............................        63,644
  1,300   Ecolab, Inc. ......................................        45,149
  1,220   International Flavors & Fragrances, Inc. ..........        37,161
    700   International Paper Co. ...........................         4,928
  2,920   Nalco Holding Co. .................................        38,165
    600   PPG Industries, Inc. ..............................        22,140
    680   Praxair, Inc. .....................................        45,757
    400   Schnitzer Steel Industries, Inc., Class A .........        12,556
    780   Sensient Technologies Corp. .......................        18,330
  1,600   Sigma-Aldrich Corp. ...............................        60,464
  3,700   Southern Copper Corp. .............................        64,454
    300   Westlake Chemical Corp. ...........................         4,389
  3,200   Weyerhaeuser Co. ..................................        88,224
                                                             --------------
                                                                    521,004
                                                             --------------
TELECOMMUNICATION SERVICES -- (0.1)%
  1,560   Crown Castle International Corp. + ................        31,840
  1,550   NII Holdings, Inc. + ..............................        23,250
                                                             --------------
                                                                     55,090
                                                             --------------
UTILITIES -- (1.3)%
  1,700   Allegheny Energy, Inc. ............................        39,389
  6,400   Dominion Resources, Inc. ..........................       198,336
  2,300   Equities Corp. ....................................        72,059
  5,910   PPL Corp. .........................................       169,676
  1,070   SCANA Corp. .......................................        33,052
  1,460   Vectren Corp. ....................................         30,792
                                                             --------------
                                                                    543,304
                                                             --------------
Securities Sold Short (Proceeds $11,516,613)                  $  10,649,094
                                                             --------------


ADR  - American Depositary Receipt
REIT -- Real Estate Investment Trust


 + Non-income producing security.


++ At March 31, 2009, the tax basis cost of the Fund's investments was $43,088,132, and the unrealized appreciation and depreciation were $3,887,145 and $(6,152,830), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds                                             March 31, 2009
Schedule of Investments                                              (UNAUDITED)

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolios have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

   o     Level 1 -- quoted prices in active markets for identical securities

   o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

   o Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolios' net assets as of March 31, 2009 is as follows:




                                    LARGE            LARGE           SMALLL          SMALL           DOW JONES
                                   COMPANY          COMPANY         COMPANY         COMPANY           WILSHIRE          WILSHIRE
                                   GROWTH            VALUE           GROWTH          VALUE           5000 INDEX        LARGE CAP
ASSETS:                           PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO       130/30 FUND
                                 ------------     ------------    ------------    -------------    --------------   --------------
Level 1 - Quoted Prices         $ 182,698,792     $ 22,637,325     $ 4,755,693     $  6,764,813     $ 129,928,864     $  51,410,292
Level 2 - Other Significant
Observable Inputs                          --               --              --               --                --           61,249
Level 3 - Significant
Unobservable Inputs                        --               --              --                3                --                --
                                 -------------    ------------     ------------    -------------    --------------   --------------
Total Market Value
  of Assets                     $ 182,698,792     $ 22,637,325     $ 4,755,693     $  6,764,816     $ 129,928,864     $  51,471,541
                                 ============     ============     ============    ============     =============    ==============




                                    LARGE            LARGE           SMALLL           SMALL           DOW JONES
                                   COMPANY          COMPANY         COMPANY          COMPANY           WILSHIRE        WILSHIRE
                                   GROWTH            VALUE           GROWTH           VALUE           5000 INDEX       LARGE CAP
LIABILTIES                         PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO       130/30 FUND
                                 ------------     ------------    ------------    -------------    --------------   --------------
Level 1 - Quoted Prices                    --               --              --               --                --   $  (10,649,094)
Level 2 - Other Significant
  Observable Inputs                        --               --              --               --                --               --
Level 3 - Significant
  Unobservable Inputs                      --               --              --               --                --               --
                                 ------------    -------------    ------------    -------------    --------------   --------------
Total Market Value
  of Liabilities                $          --   $           --    $         --   $           --    $           --    $ (10,649,094)
                                 ============    =============    ============    =============    ==============   ==============

Wilshire Mutual Funds                                             March 31, 2009
Schedule of Investments                                              (UNAUDITED)


The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                       SMALL
                                                       COMPANY
                                                       VALUE
Investments in Securities (Market Value)             PORTFOLIO
                                                   -------------

Balance as of December 31, 2008                  $            --
Accrued discounts/premiums                                    --
Realized loss                                                 --
Change in unrealized appreciation/(depreciation)              --
Net purchases/sales                                           --
Net transfers in and/or out of Level 3                         3
                                                   -------------

Balance as of March 31, 2009                     $             3
                                                   =============


WIL-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Wilshire Mutual Funds, Inc.

                                              /s/ Lawrence E. Davanzo
By (Signature and Title)                      --------------------------------
                                              Lawrence E. Davanzo, President
                                              (principal executive officer)

Date: May 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              /s/ Lawrence E. Davanzo
By (Signature and Title)                      --------------------------------
                                              Lawrence E. Davanzo, President
                                              (principal executive officer)


Date: May 28, 2009
                                              /s/  Helen Thompson
By (Signature and Title)                      -------------------------------
                                              Helen Thompson, Treasurer
                                              (principal financial officer)

Date: May 28, 2009